SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-43529)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 42	[X]
and
REGISTRATION STATEMENT (No. 811-06440)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 42	[X]

Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (May 29, 2008) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity

Freedom

Funds®

Fidelity Freedom Income Fund®

(fund number 369, trading symbol FFFAX)

Fidelity Freedom 2000 Fund®

(fund number 370, trading symbol FFFBX)

Fidelity Freedom 2005 Fund®

(fund number 1312, trading symbol FFFVX)

Fidelity Freedom 2010 Fund®

(fund number 371, trading symbol FFFCX)

Fidelity Freedom 2015 Fund®

(fund number 1313, trading symbol FFVFX)

Fidelity Freedom 2020 Fund®

(fund number 372, trading symbol FFFDX)

Fidelity Freedom 2025 Fund®

(fund number 1314, trading symbol FFTWX)

Fidelity Freedom 2030 Fund®

(fund number 373, trading symbol FFFEX)

Fidelity Freedom 2035 Fund®

(fund number 1315, trading symbol FFTHX)

Fidelity Freedom 2040 Fund®

(fund number 718, trading symbol FFFFX)

Fidelity Freedom 2045 Fund ®

(fund number 1617, trading symbol FFFGX)

Fidelity Freedom 2050 Fund ®

(fund number 1618, trading symbol FFFHX)

Prospectus

May 29, 2008

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2000 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2000.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2000).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.



  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2005 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.


  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Prospectus

  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

Fund Summary - continued

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2015 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2025 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.

Prospectus

Fund Summary - continued

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation as of March 31, 2008 of approximately:



Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2035 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Prospectus

Fund Summary - continued

  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2040 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

Prospectus

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Freedom 2045 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Investment Objective

Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using an asset allocation as of March 31, 2008 of approximately:



Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each Freedom Fund. The information illustrates Freedom 2045's and Freedom 2050's performance over the past year and the changes in Freedom Income's, Freedom 2000's, Freedom 2005's, Freedom 2010's, Freedom 2015's, Freedom 2020's, Freedom 2025's, Freedom 2030's, Freedom 2035's, and Freedom 2040's performance from year to year and compares each Freedom Fund's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.


Prospectus

Year-by-Year Returns

Freedom Income
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	11.10%	7.19%	6.28%	2.22%	-0.26%	7.33%	3.89%	3.78%	6.37%	4.83%



During the periods shown in the chart for Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 4.92%	December 31, 1998
Lowest Quarter Return	 -1.44%	March 31, 2001
Year-to-Date Return	 -1.75%	March 31, 2008
Freedom 2000
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	15.26%	12.16%	3.98%	-0.09%	-1.83%	9.21%	4.52%	4.00%	6.76%	5.32%



During the periods shown in the chart for Freedom 2000:	Returns	Quarter ended
Highest Quarter Return	 8.90%	December 31, 1998
Lowest Quarter Return	 -3.40%	September 30, 2001
Year-to-Date Return	 -2.34%	March 31, 2008
Freedom 2005
Calendar Years	2004	2005	2006	2007
	6.95%	5.68%	9.23%	7.27%



During the periods shown in the chart for Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.29%	December 31, 2004
Lowest Quarter Return	 -1.26%	June 30, 2006
Year-to-Date Return	 -5.09%	March 31, 2008
Freedom 2010
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	19.31%	19.04%	0.67%	-4.34%	-6.85%	17.13%	7.24%	5.92%	9.46%	7.43%



During the periods shown in the chart for Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 13.50%	December 31, 1998
Lowest Quarter Return	 -7.50%	September 30, 2001
Year-to-Date Return	 -5.06%	March 31, 2008
Freedom 2015
Calendar Years	2004	2005	2006	2007
	8.49%	7.01%	10.36%	7.82%



During the periods shown in the chart for Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.99%	December 31, 2004
Lowest Quarter Return	 -1.72%	June 30, 2006
Year-to-Date Return	 -5.93%	March 31, 2008
Freedom 2020
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	21.67%	25.31%	-3.03%	-9.07%	-13.71%	24.90%	9.55%	7.75%	11.61%	8.54%



During the periods shown in the chart for Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 17.19%	December 31, 1998
Lowest Quarter Return	 -12.55%	September 30, 2001
Year-to-Date Return	 -7.27%	March 31, 2008
Freedom 2025
Calendar Years	2004	2005	2006	2007
	9.91%	8.19%	11.84%	8.64%



During the periods shown in the chart for Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.78%	December 31, 2004
Lowest Quarter Return	 -2.23%	June 30, 2006
Year-to-Date Return	 -7.81%	March 31, 2008
Freedom 2030
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	22.12%	28.50%	-5.07%	-11.69%	-17.31%	28.42%	10.45%	8.82%	12.90%	9.27%



During the periods shown in the chart for Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 18.59%	December 31, 1999
Lowest Quarter Return	 -15.03%	September 30, 2001
Year-to-Date Return	 -9.08%	March 31, 2008
Freedom 2035
Calendar Years	2004	2005	2006	2007
	10.90%	9.04%	12.94%	9.27%



During the periods shown in the chart for Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.69%	December 31, 2004
Lowest Quarter Return	 -2.53%	June 30, 2006
Year-to-Date Return	 -9.28%	March 31, 2008
Freedom 2040
Calendar Years	2001	2002	2003	2004	2005	2006	2007
	-13.50%	-19.66%	31.16%	11.32%	9.06%	13.49%	9.31%



During the periods shown in the chart for Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 15.40%	June 30, 2003
Lowest Quarter Return	 -16.92%	September 30, 2001
Year-to-Date Return	 -9.66%	March 31, 2008
Freedom 2045
Calendar Year	2007
9.50%



During the period shown in the chart for Freedom 2045:	Returns	Quarter ended
Highest Quarter Return	 6.76%	June 30, 2007
Lowest Quarter Return	 -2.03%	December 31, 2007
Year-to-Date Return	 -9.78%	March 31, 2008
Freedom 2050
Calendar Year	2007
9.77%



During the period shown in the chart for Freedom 2050:	Returns	Quarter ended
Highest Quarter Return	 6.93%	June 30, 2007
Lowest Quarter Return	 -2.11%	December 31, 2007
Year-to-Date Return	 -10.24%	March 31, 2008

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years/Life of fund
Freedom Income
Return Before Taxes	 4.83%	 5.23%	 5.23%
Return After Taxes on Distributions	 3.22%	 4.11%	 3.71%
Return After Taxes on Distributions and Sale of Fund Shares	 3.52%	 3.90%	 3.61%
Lehman Brothers® U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.42%	 5.97%
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 5.80%	 5.80%	 5.38%
Freedom 2000
Return Before Taxes	 5.32%	 5.95%	 5.82%
Return After Taxes on Distributions	 3.59%	 4.84%	 4.25%
Return After Taxes on Distributions and Sale of Fund Shares	 3.86%	 4.53%	 4.14%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.42%	 5.97%
Fidelity Freedom 2000 Composite Index (reflects no deduction for fees, expenses, or taxes)	 5.83%	 6.31%	 5.70%
Freedom 2005
Return Before Taxes	 7.27%	--	 7.76%A
Return After Taxes on Distributions	 5.85%	--	 6.78%A
Return After Taxes on Distributions and Sale of Fund Shares	 5.31%	--	 6.24%A
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	--	 4.78%A
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	--	 8.15%A
Freedom 2010
Return Before Taxes	 7.43%	 9.36%	 7.14%
Return After Taxes on Distributions	 5.93%	 8.28%	 5.73%
Return After Taxes on Distributions and Sale of Fund Shares	 5.46%	 7.61%	 5.46%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.42%	 5.97%
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 9.54%	 6.70%
Freedom 2015
Return Before Taxes	 7.82%	--	 9.04%A
Return After Taxes on Distributions	 6.47%	--	 8.16%A
Return After Taxes on Distributions and Sale of Fund Shares	 5.71%	--	 7.44%A
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 5.49%	--	 10.22%A
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.67%	--	 9.40%A
Freedom 2020
Return Before Taxes	 8.54%	 12.30%	 7.56%
Return After Taxes on Distributions	 7.05%	 11.35%	 6.29%
Return After Taxes on Distributions and Sale of Fund Shares	 6.44%	 10.36%	 5.97%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	 12.83%	 5.91%
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	 12.47%	 6.89%
Freedom 2025
Return Before Taxes	 8.64%	--	 10.41%A
Return After Taxes on Distributions	 7.44%	--	 9.62%A
Return After Taxes on Distributions and Sale of Fund Shares	 6.33%	--	 8.73%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	--	 10.22%A
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	--	 10.72%A
Freedom 2030
Return Before Taxes	 9.27%	 13.75%	 7.55%
Return After Taxes on Distributions	 8.01%	 12.95%	 6.44%
Return After Taxes on Distributions and Sale of Fund Shares	 6.95%	 11.77%	 6.07%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	 12.83%	 5.91%
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 13.88%	 6.76%
Freedom 2035
Return Before Taxes	 9.27%	--	 11.37%A
Return After Taxes on Distributions	 8.14%	--	 10.63%A
Return After Taxes on Distributions and Sale of Fund Shares	 6.86%	--	 9.63%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	--	 10.22%A
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.52%	--	 11.55%A
Freedom 2040
Return Before Taxes	 9.31%	 14.59%	 2.63%B
Return After Taxes on Distributions	 7.99%	 13.77%	 1.93%B
Return After Taxes on Distributions and Sale of Fund Shares	 7.09%	 12.53%	 1.96%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	 12.83%	 1.49%B
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.39%	 14.76%	 3.97%C
Freedom 2045
Return Before Taxes	 9.50%	--	 11.81%D
Return After Taxes on Distributions	 8.65%	--	 11.04%D
Return After Taxes on Distributions and Sale of Fund Shares	 6.67%	--	 9.83%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	--	 10.81%D
Fidelity Freedom 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.51%	--	 11.20%D
Freedom 2050
Return Before Taxes	 9.77%	--	 11.99%D
Return After Taxes on Distributions	 9.04%	--	 11.31%D
Return After Taxes on Distributions and Sale of Fund Shares	 6.83%	--	 10.03%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 5.49%	--	 10.81%D
Fidelity Freedom 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.48%	--	 11.22%D

A From November 6, 2003.

B From September 6, 2000.

C From September 30, 2000 (the first date following the fund's commencement for which the life of the fund return for all components of the composite index is available).

D From June 1, 2006.

(dagger) Beginning July 1, 2005, a high yield index was added to the Composite Index for Freedom Income Fund.

Prospectus

Lehman Brothers® U.S. Aggregate Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Freedom 2045's and Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2045 and Freedom 2050, to reflect the increasingly conservative asset allocations. The following indexes are used to represent Freedom 2045's and Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000, international equity - the MSCI EAFE Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a Freedom Fund.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

Freedom Income	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.49%
	Total annual fund operating expensesA	0.49%
Freedom 2000	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.51%
	Total annual fund operating expensesA	0.51%
Freedom 2005	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.64%
	Total annual fund operating expensesA	0.64%
Freedom 2010	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.65%
	Total annual fund operating expensesA	0.65%
Freedom 2015	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.67%
	Total annual fund operating expensesA	0.67%
Freedom 2020	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.72%
	Total annual fund operating expensesA	0.72%
Freedom 2025	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.73%
	Total annual fund operating expensesA	0.73%
Freedom 2030	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.76%
	Total annual fund operating expensesA	0.76%
Freedom 2035	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.77%
	Total annual fund operating expensesA	0.77%
Freedom 2040	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.78%
	Total annual fund operating expensesA	0.78%
Freedom 2045	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.78%
	Total annual fund operating expensesA	0.78%
Freedom 2050	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses 	0.80%
	Total annual fund operating expensesA	0.80%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

This example helps you compare the cost of investing in the Freedom Funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each Freedom Fund's annual return is 5% and that your shareholder fees and each Freedom Fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Freedom Income	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
Freedom 2000	1 year	$ 52
	3 years	$ 164
	5 years	$ 285
	10 years	$ 640
Freedom 2005	1 year	$ 65
	3 years	$ 205
	5 years	$ 357
	10 years	$ 798
Freedom 2010	1 year	$ 66
	3 years	$ 208
	5 years	$ 362
	10 years	$ 810
Freedom 2015	1 year	$ 68
	3 years	$ 214
	5 years	$ 373
	10 years	$ 835
Freedom 2020	1 year	$ 74
	3 years	$ 230
	5 years	$ 401
	10 years	$ 894
Freedom 2025	1 year	$ 75
	3 years	$ 233
	5 years	$ 406
	10 years	$ 906
Freedom 2030	1 year	$ 78
	3 years	$ 243
	5 years	$ 422
	10 years	$ 942
Freedom 2035	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
Freedom 2040	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
Freedom 2045	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
Freedom 2050	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990

Prospectus

Fund Basics

Investment Details

Investment Objective

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, and Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies

Strategic Advisers®, Inc. (Strategic Advisers) invests each Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of each Freedom Fund with a target retirement date (Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Freedom 2000, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and short-term funds.

Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

The following table contains guidelines designed to help investors select an appropriate Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 1998	Freedom Income
1998 - 2002	Freedom 2000
2003 - 2007	Freedom 2005
2008 - 2012	Freedom 2010
2013 - 2017	Freedom 2015
2018 - 2022	Freedom 2020
2023 - 2027	Freedom 2025
2028 - 2032	Freedom 2030
2033 - 2037	Freedom 2035
2038 - 2042	Freedom 2040
2043 - 2047	Freedom 2045
2048 - 2052	Freedom 2050

The following table lists the underlying Fidelity funds in which each Freedom Fund currently may invest and each Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2008. Strategic Advisers may change these percentages over time.

Fund Categories	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity® 100 Index Fund	 3.6%	 4.2%	 6.4%	 7.5%	 6.3%	 9.2%	 7.5%	 10.0%	 8.8%	 10.2%	 7.6%	 8.3%
Fidelity Blue Chip Growth Fund	 1.0%	 1.1%	 2.1%	 1.7%	 2.2%	 2.6%	 2.9%	 3.8%	 3.0%	 3.7%	 2.9%	 3.2%
Fidelity Disciplined Equity Fund	 4.2%	 5.0%	 7.6%	 7.9%	 8.6%	 10.1%	 11.2%	 12.2%	 13.2%	 13.0%	 15.7%	 15.4%
Fidelity Equity-Income Fund	 3.9%	 4.6%	 7.0%	 7.3%	 8.0%	 9.4%	 10.5%	 11.4%	 12.4%	 12.2%	 14.1%	 14.2%
Fidelity Growth Company Fund	 2.5%	 3.1%	 4.7%	 4.7%	 5.3%	 6.4%	 6.9%	 7.8%	 8.1%	 8.3%	 9.0%	 9.0%
Fidelity Mid-Cap Stock Fund	 1.3%	 1.9%	 3.2%	 3.3%	 3.7%	 4.7%	 4.9%	 5.7%	 5.8%	 5.9%	 4.2%	 4.8%
Fidelity OTC Portfolio	 0.3%	 0.3%	 1.1%	 1.0%	 1.3%	 1.5%	 1.7%	 2.1%	 1.9%	 2.0%	 0.8%	 0.9%
Fidelity Small Cap Growth Fund	 0.3%	 0.4%	 0.6%	 0.5%	 0.6%	 0.7%	 0.8%	 0.9%	 1.0%	 1.0%	 1.1%	 1.1%
Fidelity Small Cap Opportunities Fund	 0.6%	 0.8%	 1.1%	 1.0%	 1.2%	 1.4%	 1.6%	 1.7%	 1.9%	 1.8%	 2.1%	 2.1%
Fidelity Small Cap Value Fund	 0.3%	 0.4%	 0.6%	 0.5%	 0.6%	 0.7%	 0.9%	 0.9%	 1.0%	 1.0%	 1.1%	 1.1%
Fidelity Value Fund	 2.3%	 2.8%	 4.3%	 4.3%	 5.0%	 5.9%	 6.5%	 7.3%	 7.7%	 7.7%	 8.4%	 8.4%
International Equity Funds
Fidelity Diversified International Fund	 0.0%	 0.1%	 2.5%	 2.7%	 3.2%	 3.7%	 4.3%	 4.6%	 5.2%	 5.1%	 5.3%	 5.8%
Fidelity Europe Fund	 0.0%	 0.2%	 3.1%	 3.4%	 3.6%	 4.6%	 4.5%	 5.5%	 5.3%	 5.7%	 5.7%	 6.6%
Fidelity Japan Fund	 0.0%	 0.1%	 0.9%	 0.9%	 1.0%	 1.2%	 1.3%	 1.5%	 1.5%	 1.6%	 1.6%	 1.9%
Fidelity Overseas Fund	 0.0%	 0.1%	 2.4%	 2.6%	 3.2%	 3.6%	 4.2%	 4.5%	 5.1%	 5.0%	 5.2%	 5.7%
Fidelity Southeast Asia Fund	 0.0%	 0.0%	 0.4%	 0.4%	 0.5%	 0.6%	 0.6%	 0.7%	 0.7%	 0.7%	 0.8%	 0.9%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Government Income Fund	 8.1%	 7.4%	 7.7%	 7.5%	 7.0%	 5.5%	 4.8%	 2.6%	 2.2%	 1.2%	 1.4%	 0.1%
Fidelity Intermediate Bond Fund	 5.7%	 5.0%	 5.1%	 5.3%	 4.3%	 3.9%	 2.4%	 1.6%	 1.0%	 0.7%	 0.2%	 0.0%
Fidelity Investment Grade Bond Fund	 9.7%	 8.5%	 8.8%	 9.4%	 7.5%	 6.7%	 4.4%	 2.9%	 1.8%	 1.2%	 0.3%	 0.0%
Fidelity Strategic Real Return Fund	 7.1%	 6.4%	 7.1%	 7.3%	 6.7%	 5.2%	 4.6%	 2.4%	 2.1%	 1.2%	 0.9%	 0.1%
Fidelity Total Bond Fund	 4.4%	 4.3%	 5.9%	 5.5%	 7.7%	 4.2%	 5.9%	 2.3%	 2.7%	 0.9%	 1.3%	 0.1%
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	 2.4%	 2.4%	 2.5%	 2.5%	 2.8%	 3.7%	 3.7%	 3.8%	 3.8%	 5.0%	 5.1%	 5.1%
Fidelity High Income Fund	 2.5%	 2.5%	 2.5%	 2.6%	 2.8%	 3.8%	 3.8%	 4.0%	 3.9%	 5.1%	 5.2%	 5.2%
Short-Term Funds
Institutional Money Market Portfolio	 20.1%	 19.5%	 6.1%	 5.1%	 3.3%	 0.2%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Short-Term Bond Fund	 19.6%	 19.0%	 6.5%	 5.1%	 3.5%	 0.4%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
 Note: The allocation percentages may not add to 100% due to rounding.

The following chart illustrates each Freedom Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of March 31, 2008. The chart also illustrates how these allocations may change over time. The Freedom Funds' target asset allocations may differ from this illustration.(automated graphic)

Prospectus

When the target asset allocation of a Freedom Fund with a target retirement date matches Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), The Board of Trustees may combine the fund with Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Freedom Income.

Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.

Description of Underlying Fidelity Funds

Each Freedom Fund will purchase Institutional Class shares of Money Market Portfolio.

Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Domestic Equity Funds

Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the Standard & Poor's 100 Index (S&P 100®). The S&P 100, a subset of the S&P 500, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Blue Chip Growth Fund seeks growth of capital over the long term.

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Disciplined Equity Fund seeks capital growth.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

FMR seeks to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500 when allocating the fund's investments across industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.







Fidelity Growth Company Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Mid-Cap Stock Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity OTC Portfolio seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in NASDAQ and OTC securities. For purposes of this fund, FMR defines NASDAQ and OTC securities as securities principally traded on either the NASDAQ exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets.

FMR will invest more than 25% of the fund's total assets in the technology sector.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Growth Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.


In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.




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



Fidelity Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

Prospectus

Fund Basics - continued

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Small Cap Value Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.


In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Value Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that possess valuable fixed assets or that it believes are undervalued in the marketplace in relation to factors such as the issuing company's assets, earnings, or growth potential. These companies generally have one or more of the following characteristics: (1) valuable fixed assets; (2) valuable consumer or commercial franchises or potentially valuable transportation routes; (3) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (4) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (5) have recently changed management or control and have the potential for a "turnaround" in earnings. The stocks of these companies are often called "value" stocks. FMR may also invest the fund's assets in convertible securities and debt securities.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

International Equity Funds

Fidelity Diversified International Fund seeks capital growth.

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Europe Fund seeks growth of capital over the long term.

FMR normally invests at least 80% of the fund's assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different European countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Japan Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in securities of Japanese issuers and other investments that are tied economically to Japan. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Overseas Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different countries and regions.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Southeast Asia Fund seeks capital appreciation.

FMR normally invests at least 80% of the fund's assets in securities of Southeast Asian issuers and other investments that are tied economically to Southeast Asia. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally allocates the fund's investments across different Southeast Asian countries.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

Fund Basics - continued

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment-Grade Fixed-Income Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal.

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.


FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Intermediate Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers Intermediate U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 3.8 years and the index's dollar-weighted average maturity was approximately 4.6 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fidelity Investment Grade Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers U.S. Aggregate Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2007, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses the Lehman Brothers U.S. Universal Index as a guide in structuring the fund and selecting its investments. FMR uses the index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2007, the Lehman Brothers U.S. Universal Index was composed of approximately 92% investment-grade, 6% high yield, and 2% non-investment-grade emerging market debt securities.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

High Yield Fixed-Income Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth.

FMR invests the fund's assets in equity and debt securities. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

Prospectus

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity High Income Fund seeks a high level of current income. Growth of capital may also be considered.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of April 30, 2007, FMR used the Merrill Lynch U.S. High Yield Master II Constrained Index to represent the overall high yield bond market.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Short-Term Funds

Institutional Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.





Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses the Lehman Brothers 1-3 Year U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 2.5 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Principal Investment Risks

Many factors affect each Freedom Fund's performance. Each Freedom Fund's share price and Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, a Freedom Fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for each Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in a Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Freedom Fund's returns. The Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

Each Freedom Fund is exposed to the risks associated with the underlying funds in which it invests. The following factors can significantly affect a Freedom Fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

Prospectus

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Japan. The Japanese economy is characterized by government intervention and protectionism, and an unstable financial services sector. Also, the Japanese economy could be recovering from a long recession, although uncertainties about its recovery remain. International trade, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geo-political developments can significantly affect economic growth. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia.

Southeast Asia. Most economies in Southeast Asia are generally considered emerging markets and may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Southeast Asian economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU imposes on its members or requires candidates for EMU membership to comply with. Unemployment in Europe has historically been higher than in the United States. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Freedom Fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Freedom Income Fund seeks high current income and, as a secondary objective, capital appreciation.

Each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, and Freedom 2050 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

Prospectus

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Buying and Selling Information
Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003 Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;

  Your account number;

  Name of fund whose shares you want to buy or sell; and

  Dollar amount or number of shares you want to buy or sell.

  Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

  A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

  There is no minimum balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts.

  In addition, each fund may waive or lower purchase minimums in other circumstances.

  Prospectus

  Shareholder Information - continued

  Excessive Trading Policy

  A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

  Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

  The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

  Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

  Exceptions

  The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

  Omnibus Accounts

  Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

  Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

  If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

  Retirement Plans

  For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

  Qualified Wrap Programs

  Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

  Prospectus

  Other Information about the Excessive Trading Policy

  Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

  Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

  As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

  Buying Shares

  The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

  Your shares will be bought at the next NAV calculated after your investment is received in proper form.

  Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

  Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

  Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

  If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

  Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

  Selling Shares

  The price to sell one share of each fund is the fund's NAV.

  Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

  Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

  Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

  Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

    You wish to sell more than $100,000 worth of shares;
    The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
    You are requesting that a check be mailed to a different address than the record address;
    You are requesting that redemption proceeds be paid to someone other than the account owner; or
    The redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

  You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

  When you place an order to sell shares, note the following:

    If you are selling some but not all of your shares, keep your fund balance above $2,000 worth of shares to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts), except fund positions not subject to balance minimums.
    Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

  Prospectus

  Shareholder Information - continued

    Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
    Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
    You will not receive interest on amounts represented by uncashed redemption checks.
    If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.
    Unless otherwise instructed, Fidelity will send a check to the record address.
    Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  Exchanging Shares

  An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

  As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including each of the underlying Fidelity funds.

  However, you should note the following policies and restrictions governing exchanges:

    The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
    Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
    Before exchanging into a fund, read its prospectus.
    The fund you are exchanging into must be available for sale in your state.
    Exchanges may have tax consequences for you.
    If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
    Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  The funds may terminate or modify the exchange privileges in the future.

  Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

  Features and Policies

  Features

  The following features may be available to buy and sell shares of the funds or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

  Electronic Funds Transfer: electronic money movement through the Automated Clearing House

    To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.
    You can use electronic funds transfer to:

  - Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

  - Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

  Automatic Transactions: periodic (automatic) transactions

    To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.
    To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.
    To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

  Prospectus

  Policies

  The following policies apply to you as a shareholder.

  Combination with Freedom Income Fund. Each Freedom Fund with a target retirement date may be combined with Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Freedom Fund with a target retirement date of the combination and any tax consequences.

  Statements that Fidelity sends to you include the following:

    Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
    Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

  Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

  You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

  You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

  Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued on the second Friday in November of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use regular investment plans.

  You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

  Fidelity may charge a fee for certain services, such as providing historical account documents.

  Dividends and Capital Gain Distributions

  Each Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

  Each Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

  Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

  Distribution Options

  When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

  1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

  2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

  3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

  4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

  Prospectus

  Shareholder Information - continued

  If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

  If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

  If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the next NAV calculated on the day of the investment.

  Tax Consequences

  As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

  Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

  For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

  If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

  Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

  Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

  Prospectus

  Fund Services

  Fund Management

  Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

  Strategic Advisers is each Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

  FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

  As of December 31, 2007, Strategic Advisers had approximately $166.9 billion in discretionary assets under management.

  As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

  As the manager, Strategic Advisers administers the asset allocation program for each Freedom Fund.

  As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Freedom Fund.

  Christopher Sharpe is co-manager of the Freedom Funds (Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

  Jonathan Shelon is co-manager of the Freedom Funds. He has managed Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, and 2040 since March 2005 and managed 2045 and 2050 since their inception in June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

  The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe and Shelon.

  From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

  Each Freedom Fund does not pay a management fee to Strategic Advisers.

  FMR receives no fee for handling the business affairs for each Freedom Fund and pays the expenses of each Freedom Fund with limited exceptions.

  The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2007.

  Fund Distribution

  FDC distributes each fund's shares.

  Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail on the following pages and in the SAI.

  Each Freedom Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each Freedom Fund has authorized such payments. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a Freedom Fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

  From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

  No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

  Prospectus

  Appendix

  Financial Highlights

  The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years or, if shorter, the period of the fund's operations. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions).This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, are included in the funds' annual report. A free copy of the annual report is available upon request.

  Freedom Income

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59
Income from Investment Operations
Net investment income (loss) B 	 .47	 .44	 .35	 .22	 .18
Net realized and unrealized gain (loss) 	 (.30)	 .29	 .28	 (.01)	 .75
Total from investment operations 	 .17	 .73	 .63	 .21	 .93
Distributions from net investment income 	 (.47)	 (.44)	 (.31)	 (.23)	 (.22)
Distributions from net realized gain 	 (.17)	 (.12)	 (.03)	 (.02)	 (.06)
Total distributions 	 (.64)	 (.56)	 (.34)	 (.25)	 (.28)
Net asset value, end of period 	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24
Total Return A 	 1.41%	 6.54%	 5.71%	 1.86%	 8.87%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 4.06%	 3.81%	 3.07%	 1.97%	 1.68%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,523,176	$ 2,376,277	$ 2,132,031	$ 1,944,903	$ 1,753,286
Portfolio turnover rate 	 33%	 26%	 18%	 7%	 6%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Appendix - continued

  Freedom 2000

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01
Income from Investment Operations
Net investment income (loss) B 	 .48	 .44	 .36	 .24	 .21
Net realized and unrealized gain (loss) 	 (.31)	 .38	 .40	 .02	 .99
Total from investment operations 	 .17	 .82	 .76	 .26	 1.20
Distributions from net investment income 	 (.48)	 (.43)	 (.33)	 (.23)	 (.24)
Distributions from net realized gain 	 (.27)	 (.14)	 (.02)	 -	 -
Total distributions 	 (.75)	 (.57)	 (.35)	 (.23)	 (.24)
Net asset value, end of period 	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97
Total Return A 	 1.23%	 6.72%	 6.40%	 2.18%	 10.97%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 3.80%	 3.54%	 2.98%	 2.02%	 1.79%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,780,803	$ 1,694,377	$ 1,601,127	$ 1,575,894	$ 1,592,068
Portfolio turnover rate 	 36%	 34%	 20%	 11%	 7%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Freedom 2005

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.84	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .35	 .31	 .28	 .23	 .08
Net realized and unrealized gain (loss) 	 (.34)	 .62	 .78	 .13	 .44
Total from investment operations 	 .01	 .93	 1.06	 .36	 .52
Distributions from net investment income 	 (.32)	 (.29)	 (.21)	 (.16)	 (.04)
Distributions from net realized gain 	 (.34)	 (.24)	 (.08)	 (.01)	 -
Total distributions 	 (.66)	 (.53)	 (.29)	 (.17)	 (.04)
Net asset value, end of period 	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Total Return B, C 	 (.17)%	 8.27%	 10.05%	 3.44%	 5.21%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.94%	 2.70%	 2.55%	 2.18%	 2.03% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,051,703	$ 867,318	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate 	 31%	 12%	 4%	 7%	 22% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Freedom 2010

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40
Income from Investment Operations
Net investment income (loss) B 	 .43	 .39	 .35	 .28	 .26
Net realized and unrealized gain (loss) 	 (.37)	 .77	 1.05	 .20	 2.02
Total from investment operations 	 .06	 1.16	 1.40	 .48	 2.28
Distributions from net investment income 	 (.41)	 (.38)	 (.30)	 (.29)	 (.28)
Distributions from net realized gain 	 (.47)	 (.37)	 (.07)	 (.05)	 (.09)
Total distributions 	 (.88)	 (.75)	 (.37)	 (.34)	 (.37)
Net asset value, end of period 	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31
Total Return A 	 .14%	 8.17%	 10.54%	 3.59%	 20.15%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 2.86%	 2.67%	 2.48%	 2.11%	 2.07%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,903,554	$ 13,102,900	$ 10,689,271	$ 8,693,512	$ 7,387,863
Portfolio turnover rate 	 34%	 12%	 8%	 1%	 4%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Freedom 2015

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.45	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .34	 .29	 .25	 .21	 .07
Net realized and unrealized gain (loss) 	 (.38)	 .72	 1.13	 .25	 .54
Total from investment operations 	 (.04)	 1.01	 1.38	 .46	 .61
Distributions from net investment income 	 (.30)	 (.23)	 (.19)	 (.14)	 (.04)
Distributions from net realized gain 	 (.38)	 (.31)	 (.08)	 (.02)	 -
Total distributions 	 (.68)	 (.54)	 (.27)	 (.16)	 (.04)
Net asset value, end of period 	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Total Return B, C 	 (.62)%	 8.58%	 12.83%	 4.30%	 6.11%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.68%	 2.37%	 2.20%	 2.01%	 1.79% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,116,671	$ 5,098,514	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate 	 24%	 4%	 1%	 0%	 2% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Appendix - continued

  Freedom 2020

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50
Income from Investment Operations
Net investment income (loss) B 	 .36	 .31	 .27	 .24	 .23
Net realized and unrealized gain (loss) 	 (.50)	 1.03	 1.72	 .43	 2.87
Total from investment operations 	 (.14)	 1.34	 1.99	 .67	 3.10
Distributions from net investment income 	 (.37)	 (.28)	 (.23)	 (.26)	 (.22)
Distributions from net realized gain 	 (.67)	 (.59)	 (.10)	 (.04)	 (.04)
Total distributions 	 (1.04)	 (.87)	 (.33)	 (.30)	 (.26)
Net asset value, end of period 	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34
Total Return A 	 (1.32)%	 8.95%	 14.64%	 5.01%	 29.68%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 2.24%	 1.99%	 1.87%	 1.79%	 1.85%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,028,445	$ 18,305,525	$ 13,847,298	$ 9,915,821	$ 7,541,432
Portfolio turnover rate 	 35%	 7%	 4%	 0%	 3%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Freedom 2025

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.05	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .28	 .24	 .21	 .18	 .06
Net realized and unrealized gain (loss) 	 (.49)	 .89	 1.48	 .39	 .63
Total from investment operations 	 (.21)	 1.13	 1.69	 .57	 .69
Distributions from net investment income 	 (.25)	 (.19)	 (.15)	 (.13)	 (.05)
Distributions from net realized gain 	 (.44)	 (.41)	 (.10)	 (.01)	 -
Total distributions 	 (.69)	 (.60)	 (.24) H	 (.14)	 (.05)
Net asset value, end of period 	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Total Return B, C 	 (2.00)%	 9.18%	 15.41%	 5.33%	 6.92%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08% A
Net investment income (loss) 	 2.16%	 1.88%	 1.75%	 1.67%	 1.53% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,651,041	$ 4,349,197	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate 	 24%	 3%	 1%	 0%	 7% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

  Prospectus

  Freedom 2030

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04
Income from Investment Operations
Net investment income (loss) B 	 .28	 .24	 .22	 .20	 .19
Net realized and unrealized gain (loss) 	 (.63)	 1.21	 2.09	 .56	 3.23
Total from investment operations 	 (.35)	 1.45	 2.31	 .76	 3.42
Distributions from net investment income 	 (.27)	 (.21)	 (.19)	 (.22)	 (.19)
Distributions from net realized gain 	 (.72)	 (.70)	 (.11)	 -	 -
Total distributions 	 (.99)	 (.91)	 (.30)	 (.22)	 (.19)
Net asset value, end of period 	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27
Total Return A 	 (2.65)%	 9.40%	 16.86%	 5.72%	 34.22%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 1.72%	 1.51%	 1.48%	 1.52%	 1.58%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 13,446,741	$ 11,878,413	$ 8,550,504	$ 5,856,816	$ 4,363,601
Portfolio turnover rate 	 36%	 6%	 5%	 0%	 2%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Freedom 2035

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.48	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .23	 .19	 .18	 .17	 .06
Net realized and unrealized gain (loss) 	 (.57)	 1.01	 1.73	 .49	 .68
Total from investment operations 	 (.34)	 1.20	 1.91	 .66	 .74
Distributions from net investment income 	 (.21)	 (.17)	 (.13)	 (.13)	 (.05)
Distributions from net realized gain 	 (.52)	 (.44)	 (.11)	 -	 -
Total distributions 	 (.73)	 (.61)	 (.24)	 (.13)	 (.05)
Net asset value, end of period 	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Total Return B, C 	 (3.00)%	 9.51%	 17.18%	 6.12%	 7.42%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .00%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08% A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08% A
Net investment income (loss) 	 1.70%	 1.50%	 1.48%	 1.56%	 1.49% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,914,977	$ 2,553,737	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate 	 28%	 3%	 1%	 0%	 18% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Appendix - continued

  Freedom 2040

Years ended March 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72
Income from Investment Operations
Net investment income (loss) B 	 .16	 .14	 .13	 .11	 .11
Net realized and unrealized gain (loss) 	 (.42)	 .74	 1.29	 .38	 2.04
Total from investment operations 	 (.26)	 .88	 1.42	 .49	 2.15
Distributions from net investment income 	 (.15)	 (.13)	 (.10)	 (.13)	 (.09)
Distributions from net realized gain 	 (.48)	 (.40)	 (.09)	 (.02)	 (.03)
Total distributions 	 (.63)	 (.53)	 (.19)	 (.14)E	 (.12)
Net asset value, end of period 	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75
Total Return A 	 (3.29)%	 9.68%	 17.65%	 6.35%	 37.75%
Ratios to Average Net Assets C, D
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%
Net investment income (loss) 	 1.66%	 1.49%	 1.45%	 1.45%	 1.55%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,010,562	$ 5,894,929	$ 3,867,885	$ 2,138,102	$ 1,295,302
Portfolio turnover rate 	 37%	 4%	 4%	 1%	 3%

  A Total returns would have been lower had certain expenses not been reduced during the periods shown.

  B Calculated based on average shares outstanding during the period.

  C Amounts do not include the activity of the underlying funds.

  D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  E Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

  Freedom 2045

Years ended March 31,	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .18	 .11
Net realized and unrealized gain (loss) 	 (.49)	 1.01
Total from investment operations 	 (.31)	 1.12
Distributions from net investment income 	 (.13)	 (.07)
Distributions from net realized gain 	 (.28)	 (.09)
Total distributions 	 (.41)	 (.16)
Net asset value, end of period 	$ 10.24	$ 10.96
Total Return B, C 	 (3.19)%	 11.23%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.65%	 1.30% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 656,210	$ 177,837
Portfolio turnover rate 	 17%	 0% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Freedom 2050

Years ended March 31,	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .18	 .11
Net realized and unrealized gain (loss) 	 (.53)	 1.02
Total from investment operations 	 (.35)	 1.13
Distributions from net investment income 	 (.12)	 (.06)
Distributions from net realized gain 	 (.25)	 (.09)
Total distributions 	 (.37)	 (.15)
Net asset value, end of period 	$ 10.26	$ 10.98
Total Return B, C 	 (3.53)%	 11.33%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00% A
Expenses net of fee waivers, if any 	 .00%	 .00% A
Expenses net of all reductions 	 .00%	 .00% A
Net investment income (loss) 	 1.59%	 1.23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 624,662	$ 148,033
Portfolio turnover rate 	 16%	 2% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Notes

  Notes

  IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

  You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

  For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

  The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

  Investment Company Act of 1940, File Number, 811-06440.

  FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

  Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, FAST, Directed Dividends and Strategic Advisers are registered trademarks of FMR LLC.

  Portfolio Advisory Services is a service mark of FMR LLC.

  The third party marks appearing above are the marks of their respective owners.

  1.808378.104 FF-pro-0508L

  Fidelity Freedom Funds®

  Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®
  Fidelity Freedom 2005 Fund  ®, Fidelity Freedom 2010 Fund®
  Fidelity Freedom 2015 Fund  ®, Fidelity Freedom 2020 Fund®
  Fidelity Freedom 2025 Fund  ®, Fidelity Freedom 2030 Fund®
  Fidelity Freedom 2035 Fund  ®, Fidelity Freedom 2040 Fund®
  Fidelity Freedom 2045 Fund  ®, and Fidelity Freedom 2050 Fund®

  Funds of Fidelity Aberdeen Street Trust

  STATEMENT OF ADDITIONAL INFORMATION

  May 29, 2008

  This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

  To obtain a free additional copy of the prospectus or SAI, dated May 29, 2008, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

  (fidelity_logo_graphic)

  82 Devonshire Street, Boston, MA 02109

  FF-ptb-0508
  1.475644.112

  INVESTMENT POLICIES AND LIMITATIONS

  The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Freedom Fund's investment policies and limitations.

  A Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

  The following are each fund's fundamental investment limitations set forth in their entirety.

  Diversification

  For each fund:

  The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

  Senior Securities

  For each fund:

  The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

  Borrowing

  For each fund:

  The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

  Underwriting

  For each fund:

  The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

  Concentration

  For each fund (other than Freedom 2040):

  The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

  For Freedom 2040:

  The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

  Real Estate

  For each fund:

  The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

  Commodities

  For each fund:

  The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

  Loans

  For each fund:

  The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

  Pooled Funds

  For each fund (other than Freedom 2005, Freedom 2015, Freedom 2025, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050):

  The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

  The following investment limitations are not fundamental and may be changed without shareholder approval.

  Short Sales

  For each fund:

  The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  Margin Purchases

  For each fund:

  The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  Borrowing

  For each fund:

  The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

  Illiquid Securities

  For each fund:

  The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

  Loans

  For each fund:

  The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

  Pooled Funds

  For each fund (other than Freedom 2005, Freedom 2015, Freedom 2025, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050):

  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

  In addition to each fund's fundamental and non-fundamental limitations discussed above:

  For a fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page <Click Here>.

  Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

  In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each Freedom Fund does not intend to concentrate its investments in a particular industry, a Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than Institutional Money Market Portfolio and OTC Portfolio) will not concentrate more than 25% of its total assets in any one industry. As described in each prospectus, Institutional Money Market Portfolio will invest more than 25% of total assets in the financial services industries, and OTC Portfolio will invest more than 25% of its total assets in the technology industry.

  Investment Practices of the Freedom Funds

  The following pages contain more detailed information about types of instruments in which a Freedom Fund may invest, strategies Strategic Advisers, Inc. (Strategic Advisers) may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Freedom Fund achieve its goal.

  Borrowing. Each Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

  Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

  Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

  Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

  For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

  Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

  Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


  The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

  Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

  Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

  The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

  The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

  Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

  Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

  Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

  Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

  Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

  Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

  In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

  Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

  If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness.

  Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

  Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

  Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

  Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

  Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

  Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC.

  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

  Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

  Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

  Temporary Defensive Policies. Each Freedom Fund reserves the right to invest without limitation in Institutional Money Market Portfolio for temporary, defensive purposes.

  Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

  The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

  Investment Practices of the Underlying Fidelity Funds

  The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR or Geode Capital Management, LLC (Geode) (for Fidelity 100 Index and Strategic Real Return), as applicable, may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR or Geode, as applicable, may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

  Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

  Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

  Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

  Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

  Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

  Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

  Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

  Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


  Countries and Markets Not Considered to Be Emerging. For purposes of Total Bond, as of March 31, 2008, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

  Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

  Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

  Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

  For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

  Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

  The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

  Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

  Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

  Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

  It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

  Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

  Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

  American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

  The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

  Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

  Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

  Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

  A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

  Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

  Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

  From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

  The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

  Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

  In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

  If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

  Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

  Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

  Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

  Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

  Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

  In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

  There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

  Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

  Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

  The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

  The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

  Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

  Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

  Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

  Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

  Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

  Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

  Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

  A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

  A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

  Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

  Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

  The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

  Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

  Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

  Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

  Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

  Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

  Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

  The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as an FCM, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

  Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.


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  Blue Chip Growth, Disciplined Equity, Diversified International, Equity-Income, Europe, Growth Company, Japan, Mid-Cap Stock, OTC Portfolio, Overseas, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Southeast Asia, and Value will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  Capital & Income and High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes".

  Government Income limits its futures investments to futures contracts relating to U.S. Government securities.

  Geode intends to follow certain limitations on Fidelity 100 Index's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

  Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

  The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

  The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

  Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

  Blue Chip Growth, Disciplined Equity, Diversified International, Equity-Income, Europe, Growth Company, Japan, Mid-Cap Stock, OTC Portfolio, Overseas, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Southeast Asia, and Value will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  Capital & Income and High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes".

  Government Income limits its options investments to options contracts relating to U.S. Government securities.

  Geode intends to follow certain limitations on Fidelity 100 Index's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

  Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

  Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

  Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Swap Agreements (except Fidelity 100 Index). Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

  Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps). Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

  In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

  Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

  If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness.

  Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

  Swap Agreements (Fidelity 100 Index only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, the fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

  Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with the Standard & Poor's 100 Index (S&P 100®). Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

  Geode also intends to follow certain other limitations on the fund's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except Fidelity 100 Index) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages Fidelity 100 Index to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

  Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

  For Fidelity 100 Index, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 100 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 100 as accurately as direct investments in the S&P 100.

  Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

  Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

  Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

  Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones A&G Commodity Index.

  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

  The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury, and certain other U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

  Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

  Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

  Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

  Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

  A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

  Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

  Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

  The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

  Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

  A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

  Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

  Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

  Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

  The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

  To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

  Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

  Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

  Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

  Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

  Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Fidelity 100 Index and Strategic Real Return, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Fidelity 100 Index and Strategic Real Return, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

  Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR LLC. Fidelity 100 Index and Strategic Real Return will not lend securities to Geode or its affiliates.

  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

  Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

  Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

  The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

  Fidelity 100 Index may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

  Short Sales "Against the Box" (Blue Chip Growth, Disciplined Equity, Diversified International, Europe, Fidelity 100 Index, Growth Company, Japan, Mid-Cap Stock, Institutional Money Market Portfolio, OTC Portfolio, Overseas, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Southeast Asia, and Value) are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

  Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

  Short Sales (Capital & Income, Equity-Income, High Income, and Strategic Real Return). Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

  A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

  Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

  Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

  Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

  Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

  Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

  Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

  Temporary Defensive Policies.

  Each of Blue Chip Growth, Disciplined Equity, Diversified International, Equity-Income, Europe, Fidelity 100 Index, Growth Company, Japan, Mid-Cap Stock, OTC Portfolio, Overseas, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Southeast Asia, and Value reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

  Each of Government Income, Intermediate Bond, Investment Grade Bond, Short-Term Bond, Strategic Real Return, and Total Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

  Each of Capital & Income and High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

  Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

  The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

  Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

  Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

  When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

  When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

  A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

  Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

  The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which Freedom Funds may invest.

  SPECIAL CONSIDERATIONS REGARDING CANADA

  Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

  Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

  The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

  SPECIAL CONSIDERATIONS REGARDING EUROPE

  The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

  While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

  Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

  It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

  In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

  Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, although recent performance has been strong, and the economic performance of certain of its members continues to be a matter of serious concern to policy makers.

  As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

  Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits. Recently, the euro has been at historic highs.

  Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

  Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

  Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital.

  SPECIAL CONSIDERATIONS REGARDING JAPAN

  Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

  Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

  Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

  A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

  SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

  Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

  Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

  Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea have improved recently, these relations still remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. The Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

  China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

  In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

  People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

  China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

  China's economy may be subject to the risks of overheating. Growth has also put a strain on China's aging infrastructure and has resulted in environmental problems. The government is attempting to slow down the pace of growth through administrative measures. An interest rate increase was also meant to tighten access to capital, but its effect was limited. In addition, the rapidly widening urban and rural income gap has posed several challenges which carry political and economic implication.

  As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

  China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions.

  Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

  Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region.

  Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. The region is heavily dependent on exports and is thus particularly vulnerable to any weakening in global demand for these products.

  Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

  Thailand has a well-developed infrastructure and a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth continues to sustain high GDP growth. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south and the continued intervention by the military in civilian spheres may cause additional risks for investments in Thailand.

  The Philippines' persistent large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progression privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions. The Philippines continues facing endemic corruption and political uncertainties, including threats from military coups and from different terrorist and separatist groups.

  SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

  As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States. Accordingly, these countries may be sensitive to fluctuations in U.S. demand and changes in U.S. market conditions.

  A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

  SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

  Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

  Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

  Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

  Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

  In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

  SPECIAL CONSIDERATIONS REGARDING RUSSIA

  Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

  Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

  Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

  Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

  Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

  The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

  Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors.

  PORTFOLIO TRANSACTIONS

  All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Freedom Fund's management contract. The Freedom Funds will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

  Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

  The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Freedom Fund, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

  The Selection of Brokers

  In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each Freedom Fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

  The Acquisition of Brokerage and Research Products and Services

  Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each Freedom Fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

  Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

  Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

  Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

  Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

  Strategic Advisers' Decision-Making Process. Before causing a Freedom Fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each Freedom Fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

  Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause a Freedom Fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

  Affiliated Transactions

  Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

  The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

  Trade Allocation

  Although the Trustees and officers of each Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

  When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

  Commissions Paid

  A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

  For the fiscal periods ended March 31, 2008 and 2007, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2008	2007
Freedom Income	 33%	 26%
Freedom 2000	 36%	 34%
Freedom 2005	 31%	 12%
Freedom 2010	 34%	 12%
Freedom 2015	 24%	 4%
Freedom 2020	 35%	 7%
Freedom 2025	 24%	 3%
Freedom 2030	 36%	 6%
Freedom 2035	 28%	 3%
Freedom 2040	 37%	 4%
Freedom 2045	 17%	 0%*
Freedom 2050	 16%	 2%*

  * Annualized

  For the fiscal years ended March 31, 2008, 2007, and 2006, each fund paid no brokerage commissions.

  For the fiscal year ended March 31, 2008, each fund paid no brokerage commissions to firms for providing research services.

  VALUATION

  Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

  The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

  Valuation of Underlying Fidelity Funds

  Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

  Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

  Futures contracts and options are valued on the basis of market quotations, if available.

  Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

  Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

  The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

  Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

  Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

  Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

  Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

  The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

   Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

  Securities of other open-end investment companies are valued at their respective NAVs.

  At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

  BUYING, SELLING, AND EXCHANGING INFORMATION

  A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

  Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

  DISTRIBUTIONS AND TAXES

  Dividends. A portion of each Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Freedom Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

  Capital Gain Distributions. Each Freedom Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

  Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

  Tax Status of the Funds. Each Freedom Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

  Ten to fifteen years after a Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Freedom Fund with a target retirement date will be combined with the assets of Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Freedom Fund with a target retirement date.

  Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Freedom Fund is suitable to their particular tax situation.

  TRUSTEES AND OFFICERS

  The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

  The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

  Interested Trustees*:

  Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

  Year of Election or Appointment: 1991

  Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

  Year of Election or Appointment: 2007

  Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

  * Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

  Independent Trustees:

  Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

  Year of Election or Appointment: 2005

  Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

  Year of Election or Appointment: 2006

  Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

  Year of Election or Appointment: 2004

  Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

  Year of Election or Appointment: 2007

  Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

  Year of Election or Appointment: 2001

  Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

  Year of Election or Appointment: 2000

  Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

  Year of Election or Appointment: 2005

  Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

  Year of Election or Appointment: 2001

  Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

  Year of Election or Appointment: 2005

  Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

  Advisory Board Members and Executive Officers**:

  Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

  Year of Election or Appointment: 2008

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

  Year of Election or Appointment: 2008

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

  Year of Election or Appointment: 2003

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

  Year of Election or Appointment: 2007

  President and Treasurer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (51)

  Year of Election or Appointment: 2007

  Vice President of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

  Year of Election or Appointment: 2005 or 2006

  Vice President of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Eric D. Roiter (59)

  Year of Election or Appointment: 1998, 2000, 2003, or 2006

  Secretary of Freedom Income (1998), Freedom 2000 (1998), Freedom 2005 (2003), Freedom 2010 (1998), Freedom 2015 (2003), Freedom 2020 (1998), Freedom 2025 (2003), Freedom 2030 (1998), Freedom 2035 (2003), Freedom 2040 (2000), Freedom 2045 (2006), and Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

  Year of Election or Appointment: 2008

  Assistant Secretary of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

  Year of Election or Appointment: 2006

  Anti-Money Laundering (AML) officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

  Year of Election or Appointment: 2006

  Chief Financial Officer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

  Year of Election or Appointment: 2004 or 2006

  Chief Compliance Officer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

  Year of Election or Appointment: 2005 or 2006

  Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

  Year of Election or Appointment: 2005 or 2006

  Deputy Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

  Year of Election or Appointment: 2005 or 2006

  Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

  Year of Election or Appointment: 2004 or 2006

  Assistant Treasurer of Freedom Income (2004), Freedom 2000 (2004), Freedom 2005 (2004), Freedom 2010 (2004), Freedom 2015 (2004), Freedom 2020 (2004), Freedom 2025 (2004), Freedom 2030 (2004), Freedom 2035 (2004), Freedom 2040 (2004), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

  Year of Election or Appointment: 2007

  Assistant Treasurer of Freedom Income, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, Freedom 2040, Freedom 2045, and Freedom 2050. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

  Year of Election or Appointment: 2005 or 2006

  Assistant Treasurer of Freedom Income (2005), Freedom 2000 (2005), Freedom 2005 (2005), Freedom 2010 (2005), Freedom 2015 (2005), Freedom 2020 (2005), Freedom 2025 (2005), Freedom 2030 (2005), Freedom 2035 (2005), Freedom 2040 (2005), Freedom 2045 (2006), and Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

  ** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

  Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

  The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2008, the committee held 13 meetings.

  The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended March 31, 2008, the committee held four meetings.

  The Board of Trustees has established three Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Mr. Dirks), the Equity II Committee (composed of Messrs. Stavropoulos (Chair), and Lautenbach), and the Fixed-Income and Asset Allocation Committee (composed of Messrs. Wolfe (Chair), Gamper, and Keyes, Dr. Heilmeier and Ms. Knowles). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income and Asset Allocation Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues. The Equity I Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to November 2007, the three Fund Oversight Committees were the Equity Committee; the Fixed-Income, International, and Special Committee; and the Select and Asset Allocation Committee. During the fiscal year ended March 31, 2008, the Equity Committee held seven meetings, the Fixed-Income, International, and Special Committee held nine meetings, the Select and Asset Allocation Committee held seven meetings, the Equity I Committee held three meetings, the Equity II Committee held four meetings, and the Fixed-Income and Asset Allocation Committee held four meetings.

  The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small) and the Fixed-Income Contract Committee (composed of Messrs. Wolfe (Chair), Gamper, and Keyes, Dr. Heilmeier, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended March 31, 2008, the Equity Contract Committee held three meetings and the Fixed-Income Contract Committee held four meetings.

  The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended March 31, 2008, the Shareholder, Distribution and Brokerage Committee held 12 meetings.

  The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR LLC, and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR LLC (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2008, the committee held 15 meetings.

  The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2008, the committee held 11 meetings.

  The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended March 31, 2008, the committee held seven meetings.

  The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended March 31, 2008, the committee held three meetings.

  The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2007.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	James C. Curvey
Freedom Income	none	none
Freedom 2000	none	none
Freedom 2005	none	none
Freedom 2010	none	none
Freedom 2015	none	none
Freedom 2020	none	none
Freedom 2025	none	none
Freedom 2030	none	none
Freedom 2035	none	none
Freedom 2040	none	none
Freedom 2045	none	none
Freedom 2050	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
Freedom Income	none	none	none	none	none
Freedom 2000	none	none	none	none	none
Freedom 2005	none	none	none	none	none
Freedom 2010	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$10,001 - $50,000
Freedom 2015	none	none	none	none	none
Freedom 2020	none	none	none	none	none
Freedom 2025	none	none	none	none	none
Freedom 2030	none	none	none	none	none
Freedom 2035	none	none	none	none	none
Freedom 2040	none	none	none	none	none
Freedom 2045	none	none	none	none	none
Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Freedom Income	none	none	none	none
Freedom 2000	none	none	none	none
Freedom 2005	none	none	none	none
Freedom 2010	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
Freedom 2015	none	none	none	none
Freedom 2020	none	none	none	none
Freedom 2025	none	none	none	none
Freedom 2030	none	none	none	none
Freedom 2035	none	none	none	none
Freedom 2040	none	none	none	none
Freedom 2045	none	none	none	none
Freedom 2050	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

  The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended March 31, 2008, or calendar year ended December 31, 2007, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	Arthur E. Johnson[2]	James H. Keyes	Marie L. Knowles	Alan J. Lacy[3]
Freedom Income	$ 649	$ 619	$ 629	$ 174	$ 627	$ 729	$ 170
Freedom 2000	$ 458	$ 437	$ 444	$ 121	$ 443	$ 515	$ 118
Freedom 2005	$ 258	$ 245	$ 250	$ 72	$ 249	$ 288	$ 71
Freedom 2010	$ 3,672	$ 3,498	$ 3,559	$ 978	$ 3,545	$ 4,120	$ 955
Freedom 2015	$ 1,612	$ 1,533	$ 1,559	$ 470	$ 1,553	$ 1,792	$ 458
Freedom 2020	$ 5,239	$ 4,991	$ 5,078	$ 1,401	$ 5,058	$ 5,872	$ 1,368
Freedom 2025	$ 1,445	$ 1,374	$ 1,397	$ 433	$ 1,392	$ 1,602	$ 422
Freedom 2030	$ 3,490	$ 3,324	$ 3,382	$ 940	$ 3,369	$ 3,906	$ 918
Freedom 2035	$ 854	$ 812	$ 825	$ 254	$ 822	$ 946	$ 248
Freedom 2040	$ 1,775	$ 1,690	$ 1,720	$ 485	$ 1,713	$ 1,983	$ 473
Freedom 2045	$ 97	$ 91	$ 93	$ 36	$ 93	$ 104	$ 35
Freedom 2050	$ 95	$ 89	$ 91	$ 38	$ 91	$ 101	$ 37
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 370,250	$ 356,750	$ 360,750	$ 0	$ 359,250	$ 422,750	$ 0
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Joseph Mauriello[4]	Cornelia M. Small	William S. Stavropoulos	David M. Thomas[5]	Michael E. Wiley[6]	Kenneth L. Wolfe
Freedom Income	$ 846	$ 469	$ 630	$ 739	$ 334	$ 334	$ 636
Freedom 2000	$ 598	$ 330	$ 444	$ 523	$ 233	$ 233	$ 449
Freedom 2005	$ 335	$ 190	$ 250	$ 293	$ 137	$ 137	$ 252
Freedom 2010	$ 4,782	$ 2,666	$ 3,560	$ 4,184	$ 1,893	$ 1,893	$ 3,597
Freedom 2015	$ 2,084	$ 1,205	$ 1,559	$ 1,827	$ 878	$ 878	$ 1,576
Freedom 2020	$ 6,819	$ 3,820	$ 5,078	$ 5,969	$ 2,719	$ 2,719	$ 5,132
Freedom 2025	$ 1,863	$ 1,092	$ 1,397	$ 1,635	$ 803	$ 803	$ 1,412
Freedom 2030	$ 4,537	$ 2,560	$ 3,382	$ 3,974	$ 1,827	$ 1,827	$ 3,418
Freedom 2035	$ 1,101	$ 646	$ 825	$ 966	$ 475	$ 475	$ 834
Freedom 2040	$ 2,305	$ 1,311	$ 1,720	$ 2,019	$ 941	$ 941	$ 1,738
Freedom 2045	$ 122	$ 79	$ 93	$ 107	$ 63	$ 63	$ 94
Freedom 2050	$ 118	$ 79	$ 91	$ 104	$ 64	$ 64	$ 92
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 494,750	$ 179,250	$ 365,750	$ 418,500	$ 97,500	$ 97,500	$ 366,250

  1 Edward C. Johnson 3d, James C. Curvey, and Peter S. Lynch are interested persons and are compensated by FMR.

  2 Effective January 1, 2008, Mr. Arthur E. Johnson serves as a Member of the Advisory Board.

  3 Effective January 1, 2008, Mr. Lacy serves as a Member of the Advisory Board.

  4 Effective July 1, 2007, Mr. Mauriello serves as a Member of the Advisory Board.

  5 Effective October 1, 2007, Mr. Thomas serves as a Member of the Advisory Board.

  6 Effective October 1, 2007, Mr. Wiley serves as a Member of the Advisory Board.

  A Reflects compensation received for the calendar year ended December 31, 2007 for 373 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2007, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $158,875; Albert R. Gamper, Jr., $155,125; George H. Heilmeier, $155,125; James H. Keyes, $155,125; Marie L. Knowles, $170,125; Ned C. Lautenbach, $205,125; Cornelia M. Small, $155,125; William S. Stavropoulos, $161,375; and Kenneth L. Wolfe, $155,125. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $37,576.

  As of March 31, 2008, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

  CONTROL OF INVESTMENT ADVISERS

  FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and Strategic Advisers. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

  At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

  FMR, Strategic Advisers (the Investment Adviser), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

  MANAGEMENT CONTRACTS

  Each Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

  Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

  Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

  Management-Related Expenses. Under the terms of each Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each Freedom Fund's securities lending program.

  Each Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

  Management Fees. The Freedom Funds do not pay a management fee to Strategic Advisers. Prior to May 19, 2005, for the services of Strategic Advisers under each management contract, each Freedom Fund (other than Freedom 2045 and Freedom 2050, which had not yet commenced operations) paid Strategic Advisers a monthly management fee at the annual rate of 0.10% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each Freedom Fund was reduced by an amount equal to the fees and expenses paid by each Freedom Fund to the Independent Trustees.

  FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Freedom Fund with limited exceptions. Prior to May 19, 2005, for the services of FMR under each administration agreement, Strategic Advisers paid FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Freedom Fund, minus an amount equal to an annual rate of 0.02% of that fund's average net assets throughout the month.

  The following table shows the amount of management fees paid by each Freedom Fund to Strategic Advisers for the past three fiscal years, and the amount of credits reducing management fees for each fund (other than Freedom 2045 and Freedom 2050).

Fund	Fiscal Years Ended March 31	Amount of Credits Reducing Management Fees	Management Fees Paid to Strategic Advisers
Freedom Income	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 162,432
Freedom 2000	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 131,030
Freedom 2005	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 4	$ 20,417
Freedom 2010	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 13	$ 724,484
Freedom 2015	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 79,182
Freedom 2020	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 140	$ 827,570
Freedom 2025	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 58,737
Freedom 2030	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 2	$ 488,940
Freedom 2035	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 30,515
Freedom 2040	2008+	$ --	$ --
	2007+	$ --	$ --
	2006+	$ 1	$ 179,587

  + As of May 1, 2005, the funds no longer pay management fees.

  FMR may, from time to time, voluntarily reimburse all or a portion of a Freedom Fund's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

  Expense reimbursements by FMR will increase each Freedom Fund's returns and yield and repayment of the reimbursement by each fund will lower its returns and yield.



  Chris Sharpe and Jonathan Shelon are co-managers of each Freedom Fund and receive compensation for their services. As of March 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

  Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

  A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

  The following table provides information relating to other accounts managed by Mr. Sharpe as of March 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	55	90	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 88,171	$ 3,284	$ 11,272
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

  * Includes Freedom Income ($2,534 (in millions) assets managed), Freedom 2000 ($1,781 (in millions) assets managed), Freedom 2005 ($1,046 (in millions) assets managed), Freedom 2010 ($13,915 (in millions) assets managed), Freedom 2015 ($7,038 (in millions) assets managed), Freedom 2020 ($20,041 (in millions) assets managed), Freedom 2025 ($6,587 (in millions) assets managed), Freedom 2030 ($13,456 (in millions) assets managed), Freedom 2035 ($3,888 (in millions) assets managed), Freedom 2040 ($7,022 (in millions) assets managed), Freedom 2045 ($649 (in millions) assets managed), and Freedom 2050 ($621 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

  The following table provides information relating to other accounts managed by Mr. Shelon as of March 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	54	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$86,362	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

  * Includes Freedom Income ($2,534 (in millions) assets managed), Freedom 2000 ($1,781 (in millions) assets managed), Freedom 2005 ($1,046 (in millions) assets managed), Freedom 2010 ($13,915 (in millions) assets managed), Freedom 2015 ($7,038 (in millions) assets managed), Freedom 2020 ($20,041 (in millions) assets managed), Freedom 2025 ($6,587 (in millions) assets managed), Freedom 2030 ($13,456 (in millions) assets managed), Freedom 2035 ($3,888 (in millions) assets managed), Freedom 2040 ($7,022 (in millions) assets managed), Freedom 2045 ($649 (in millions) assets managed), and Freedom 2050 ($621 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

  The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of March 31, 2008:

DOLLAR RANGE OF FUND SHARES OWNED AS OF 03/31/07
	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
Chris Sharpe	none	none	none	none	none	none	none	none	$100,001- $500,000	none	none	$1-$10,000
Jonathan Shelon	none	none	none	none	none	none	none	none	none	$100,001- $500,000	none	none

  PROXY VOTING GUIDELINES

  The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

  I. General Principles

   A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

   B. FMR Investment Compliance votes proxies. In the event an Investment Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

   C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

   D. Non-routine proposals will generally be voted in accordance with the guidelines.

   E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Compliance. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

   F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

   G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

   H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

   I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

  II. Definitions (as used in this document)

   A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

   B. Golden parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination.

   C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

   D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

   E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

   F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

   G. Large Capitalization Company - a company included in the Russell 1000 stock index.

   H. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

   I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

  III. Directors

   A. Incumbent Directors

   FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

   FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

   1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

   With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

   a. The Poison Pill includes a Sunset Provision of less than 5 years;

   b. The Poison Pill includes a Permitted Bid Feature;

   c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

   d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

   FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

   2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

   3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

   4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

   5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

   6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

   7. The Board is not comprised of a majority of independent directors.

   B. Indemnification

   FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

   C. Independent Chairperson

   FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

   D. Majority Director Elections

   FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

  IV. Compensation

   A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

   FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

   1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

   2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

   3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

   4. Awards to non-employee directors are subject to management discretion.

   5. In the case of stock awards, the restriction period is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

   FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

   1. The shares are granted by a compensation committee composed entirely of independent directors; and

   2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

   B. Equity Exchanges and Repricing

   FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

   1. Whether the proposal excludes senior management and directors;

   2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

   3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

   4. The company's relative performance compared to other companies within the relevant industry or industries;

   5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

   6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

   C. Employee Stock Purchase Plans

   FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

   D. Employee Stock Ownership Plans (ESOPs)

   FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

   E. Executive Compensation

   FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

   F. Bonus Plans and Tax Deductibility Proposals

   FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

  V. Anti-Takeover Provisions

   FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

   A. The Poison Pill includes the following features:

   1. A sunset provision of no greater than 5 years;

   2. Linked to a business strategy that is expected to result in greater value for the shareholders;

   3. Requires shareholder approval to be reinstated upon expiration or if amended;

   4. Contains a Permitted Bid Feature; and

   5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

   B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

   C. It is a fair price amendment that considers a two-year price history or less.

   FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

  VI. Capital Structure/Incorporation

   A. Increases in Common Stock

   FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

   B. New Classes of Shares

   FMR will generally vote against the introduction of new classes of stock with differential voting rights.

   C. Cumulative Voting Rights

   FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

   D. Acquisition or Business Combination Statutes

   FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

   E. Incorporation or Reincorporation in Another State or Country

   FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

  VII. Shares of Investment Companies

   A. When a Fidelity Fund invests in an underlying Fidelity fund with public shareholders, an Exchange Traded Fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

   B. Certain Fidelity Funds may invest in shares of underlying Fidelity funds which are held exclusively by Fidelity funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

  VIII. Other

   A. Voting Process

   FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

   B. Regulated Industries

   Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

  To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

  DISTRIBUTION SERVICES

  Each Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

  The Trustees have approved a Distribution and Service Plan on behalf of each Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the Freedom Funds, Strategic Advisers and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

  Under each Plan, if the payment of management fees by the Freedom Funds to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Freedom Fund shares and/or shareholder support services. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for the Freedom Funds.

  Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit each Freedom Fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the Freedom Funds other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

  FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

  A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

  FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

  TRANSFER AND SERVICE AGENT AGREEMENTS

  Each Freedom Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each Freedom Fund.

  For providing transfer agency services, FIIOC receives no fees from each Freedom Fund; however, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Freedom Fund invested in such underlying Fidelity fund.

  FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

  FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.



  Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

  Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

  In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

  Each Freedom Fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each Freedom Fund, maintains each Freedom Fund's portfolio and general accounting records, and administers each Freedom Fund's securities lending program.

  For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Freedom Fund's average daily net assets throughout the month.

  For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

  FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

  DESCRIPTION OF THE TRUST

  Trust Organization. Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®, Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®, Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®, Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®, Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®, Fidelity Freedom 2045 Fund®, and Fidelity Freedom 2050 Fund® are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 23 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®, Fidelity Advisor Freedom 2050 Fund®, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

  The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

  Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

  The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

  Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

  The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

  On matters submitted for consideration by shareholders of any underlying fund, a Freedom Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

  The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of a Freedom Fund with a target retirement date into Freedom Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

  Custodians. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of Freedom Income, Freedom 2000, Freedom 2005, Freedom 2010, Freedom 2015, Freedom 2020, Freedom 2025, Freedom 2030, Freedom 2035, and Freedom 2040. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of Freedom 2045 and Freedom 2050. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Freedom 2045 and Freedom 2050 in connection with repurchase agreement transactions.

  FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

  Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

  FINANCIAL STATEMENTS

  Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2008, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

  FUND HOLDINGS INFORMATION

  Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

  Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end.

  This information will be available on the web site until updated for the next applicable period.

  Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

  The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-adviser and its affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

  Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

  At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); and Anacomp Inc. (full or partial holdings daily, on the next business day).

  FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

  There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

  APPENDIX

  Fidelity Freedom Funds, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, and Strategic Advisers are registered trademarks of FMR LLC.


  The third party marks appearing above are the marks of their respective owners.

  Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  Fidelity Advisor

  Freedom Funds®

  Class A, Class T, Class B, and Class C

  Fidelity Advisor Freedom Income Fund®

  Fidelity Advisor Freedom 2005 Fund®

  Fidelity Advisor Freedom 2010 Fund®

  Fidelity Advisor Freedom 2015 Fund®

  Fidelity Advisor Freedom 2020 Fund®

  Fidelity Advisor Freedom 2025 Fund®

  Fidelity Advisor Freedom 2030 Fund®

  Fidelity Advisor Freedom 2035 Fund®

  Fidelity Advisor Freedom 2040 Fund®

  Fidelity Advisor Freedom 2045 Fund ®

  Fidelity Advisor Freedom 2050 Fund ®

  Prospectus

  May 29, 2008

  (fidelity_logo_graphic)

  82 Devonshire Street, Boston, MA 02109

  Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

  Prospectus

  Fund Summary

  Investment Summary

  Investment Objective

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
    Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
    Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.

  Prospectus

  Fund Summary - continued

    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2005 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

  Prospectus


    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2010 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

  Prospectus

  Fund Summary - continued

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2015 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

  Fund Summary - continued

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2020 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

  Prospectus

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  Fund Summary - continued

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2025 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2030 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

  Prospectus

  Fund Summary - continued

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2035 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

  Fund Summary - continued

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2040 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

  Prospectus

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Prospectus

  Fund Summary - continued

  Investment Objective

  Advisor Freedom 2045 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

  Prospectus

    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

  Prospectus

  Fund Summary - continued

    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Performance

  The following information is intended to help you understand the risks of investing in each Advisor Freedom Fund. The information illustrates Advisor Freedom 2045's and Advisor Freedom 2050's performance over the past year, as represented by the performance of Class A, and the changes in Advisor Freedom Income's, Advisor Freedom 2005's, Advisor Freedom 2010's, Advisor Freedom 2015's, Advisor Freedom 2020's, Advisor Freedom 2025's, Advisor Freedom 2030's, Advisor Freedom 2035's, and Advisor Freedom 2040's performance from year to year, as represented by the performance of Class A, and compares each class of each fund to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.


  Year-by-Year Returns

  The returns in the charts do not include the effect of Class A's front-end sales charge If the effect of the sales charge were reflected, returns would be lower than those shown.

  Prospectus

Advisor Freedom Income - Class A*
Calendar Years	2004	2005	2006	2007
	3.45%	3.01%	6.03%	5.38%



During the periods shown in the chart for Class A of Advisor Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.73%	September 30, 2006
Lowest Quarter Return	 -1.04%	June 30, 2004
Year-to-Date Return	 -1.99%	March 31, 2008
Advisor Freedom 2005 - Class A*
Calendar Years	2004	2005	2006	2007
	6.16%	5.04%	9.09%	7.28%



During the periods shown in the chart for Class A of Advisor Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.12%	December 31, 2004
Lowest Quarter Return	 -1.49%	March 31, 2005
Year-to-Date Return	 -5.16%	March 31, 2008
Advisor Freedom 2010 - Class A*
Calendar Years	2004	2005	2006	2007
	6.30%	4.97%	9.35%	7.33%



During the periods shown in the chart for Class A of Advisor Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 5.21%	December 31, 2004
Lowest Quarter Return	 -1.53%	June 30, 2006
Year-to-Date Return	 -5.31%	March 31, 2008
Advisor Freedom 2015 - Class A*
Calendar Years	2004	2005	2006	2007
	7.48%	6.07%	10.47%	7.77%



During the periods shown in the chart for Class A of Advisor Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.83%	December 31, 2004
Lowest Quarter Return	 -1.92%	June 30, 2006
Year-to-Date Return	 -5.88%	March 31, 2008
Advisor Freedom 2020 - Class A*
Calendar Years	2004	2005	2006	2007
	8.41%	6.62%	11.63%	8.36%



During the periods shown in the chart for Class A of Advisor Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 7.87%	December 31, 2004
Lowest Quarter Return	 -2.31%	June 30, 2006
Year-to-Date Return	 -7.49%	March 31, 2008
Advisor Freedom 2025 - Class A*
Calendar Years	2004	2005	2006	2007
	8.78%	7.01%	11.89%	8.57%



During the periods shown in the chart for Class A of Advisor Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.58%	December 31, 2004
Lowest Quarter Return	 -2.39%	June 30, 2006
Year-to-Date Return	 -7.96%	March 31, 2008
Advisor Freedom 2030 - Class A*
Calendar Years	2004	2005	2006	2007
	9.23%	7.53%	13.14%	8.98%



During the periods shown in the chart for Class A of Advisor Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 9.10%	December 31, 2004
Lowest Quarter Return	 -2.70%	June 30, 2006
Year-to-Date Return	 -9.28%	March 31, 2008
Advisor Freedom 2035 - Class A*
Calendar Years	2004	2005	2006	2007
	9.80%	7.74%	13.17%	9.04%



During the periods shown in the chart for Class A of Advisor Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.62%	December 31, 2004
Lowest Quarter Return	 -2.76%	June 30, 2006
Year-to-Date Return	 -9.47%	March 31, 2008
Advisor Freedom 2040 - Class A*
Calendar Years	2004	2005	2006	2007
	10.04%	7.81%	13.78%	9.08%



During the periods shown in the chart for Class A of Advisor Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 10.06%	December 31, 2004
Lowest Quarter Return	 -2.84%	June 30, 2006
Year-to-Date Return	 -9.95%	March 31, 2008
Advisor Freedom 2045 - Class A
Calendar Year	2007
9.43%



During the period shown in the chart for Class A of Advisor Freedom 2045:	Returns	Quarter ended
Highest Quarter Return	 6.73%	June 30, 2007
Lowest Quarter Return	 -2.13%	December 31, 2007
Year-to-Date Return	 -10.20%	March 31, 2008
Advisor Freedom 2050 - Class A
Calendar Year	2007
9.63%



During the period shown in the chart for Class A of Advisor Freedom 2050:	Returns	Quarter ended
Highest Quarter Return	 6.89%	June 30, 2007
Lowest Quarter Return	 -2.19%	December 31, 2007
Year-to-Date Return	 -10.65%	March 31, 2008

  Prospectus

  Average Annual Returns

  The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2007	Past 1 year	Life of class
Advisor Freedom Income
Class A* - Return Before Taxes	 -0.68%	 3.39%A
 Return After Taxes on Distributions	 -2.00%	 2.40%A
 Return After Taxes on Distributions and Sale of Fund Shares	 -0.29%	 2.36%A
Class T - Return Before Taxes	 1.44%	 3.67%A
Class B - Return Before Taxes	 -0.33%	 3.59%A
Class C - Return Before Taxes	 3.59%	 3.98%A
Lehman Brothers® U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.52%A
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 5.80%	 5.64%A
Advisor Freedom 2005
Class A* - Return Before Taxes	 1.11%	 5.94%B
 Return After Taxes on Distributions	 0.18%	 5.14%B
 Return After Taxes on Distributions and Sale of Fund Shares	 1.00%	 4.71%B
Class T - Return Before Taxes	 3.23%	 6.26%B
Class B - Return Before Taxes	 1.41%	 6.27%B
Class C - Return Before Taxes	 5.41%	 6.66%B
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.78%B
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 8.15%B
Advisor Freedom 2010
Class A* - Return Before Taxes	 1.16%	 6.58%A
 Return After Taxes on Distributions	 0.11%	 5.76%A
 Return After Taxes on Distributions and Sale of Fund Shares	 1.06%	 5.26%A
Class T - Return Before Taxes	 3.42%	 6.89%A
Class B - Return Before Taxes	 1.55%	 6.85%A
Class C - Return Before Taxes	 5.55%	 7.21%A
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.52%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 8.88%A
Advisor Freedom 2015
Class A* - Return Before Taxes	 1.57%	 7.12%B
 Return After Taxes on Distributions	 0.55%	 6.36%B
 Return After Taxes on Distributions and Sale of Fund Shares	 1.40%	 5.78%B
Class T - Return Before Taxes	 3.81%	 7.48%B
Class B - Return Before Taxes	 1.99%	 7.51%B
Class C - Return Before Taxes	 6.03%	 7.88%B
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.67%	 9.40%B
Advisor Freedom 2020
Class A* - Return Before Taxes	 2.13%	 8.98%A
 Return After Taxes on Distributions	 1.20%	 8.26%A
 Return After Taxes on Distributions and Sale of Fund Shares	 1.84%	 7.46%A
Class T - Return Before Taxes	 4.29%	 9.30%A
Class B - Return Before Taxes	 2.58%	 9.32%A
Class C - Return Before Taxes	 6.54%	 9.65%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	 11.35%A
Advisor Freedom 2025
Class A* - Return Before Taxes	 2.33%	 8.38%B
 Return After Taxes on Distributions	 1.46%	 7.73%B
 Return After Taxes on Distributions and Sale of Fund Shares	 1.97%	 6.97%B
Class T - Return Before Taxes	 4.56%	 8.84%B
Class B - Return Before Taxes	 2.74%	 8.78%B
Class C - Return Before Taxes	 6.71%	 9.13%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	 10.72%B
Advisor Freedom 2030
Class A* - Return Before Taxes	 2.71%	 10.24%A
 Return After Taxes on Distributions	 1.91%	 9.65%A
 Return After Taxes on Distributions and Sale of Fund Shares	 2.32%	 8.67%A
Class T - Return Before Taxes	 4.97%	 10.56%A
Class B - Return Before Taxes	 3.17%	 10.57%A
Class C - Return Before Taxes	 7.26%	 10.90%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 12.56%A
Advisor Freedom 2035
Class A* - Return Before Taxes	 2.77%	 9.33%B
 Return After Taxes on Distributions	 2.01%	 8.72%B
 Return After Taxes on Distributions and Sale of Fund Shares	 2.32%	 7.84%B
Class T - Return Before Taxes	 4.93%	 9.65%B
Class B - Return Before Taxes	 3.16%	 9.67%B
Class C - Return Before Taxes	 7.15%	 10.05%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.52%	 11.55%B
Advisor Freedom 2040
Class A* - Return Before Taxes	 2.81%	 10.96%A
 Return After Taxes on Distributions	 2.00%	 10.37%A
 Return After Taxes on Distributions and Sale of Fund Shares	 2.41%	 9.31%A
Class T - Return Before Taxes	 5.08%	 11.27%A
Class B - Return Before Taxes	 3.30%	 11.30%A
Class C - Return Before Taxes	 7.22%	 11.58%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.39%	 13.23%A
Advisor Freedom 2045
Class A - Return Before Taxes	 3.14%	 7.82%C
 Return After Taxes on Distributions	 2.65%	 7.31%C
 Return After Taxes on Distributions and Sale of Fund Shares	 2.31%	 6.49%C
Class T - Return Before Taxes	 5.33%	 9.18%C
Class B - Return Before Taxes	 3.60%	 8.76%C
Class C - Return Before Taxes	 7.61%	 11.09%C
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.81%C
Fidelity Freedom 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.51%	 11.20%C
Advisor Freedom 2050
Class A - Return Before Taxes	 3.32%	 8.03%C
 Return After Taxes on Distributions	 2.81%	 7.47%C
 Return After Taxes on Distributions and Sale of Fund Shares	 2.50%	 6.66%C
Class T - Return Before Taxes	 5.52%	 9.36%C
Class B - Return Before Taxes	 3.83%	 8.99%C
Class C - Return Before Taxes	 7.78%	 11.30%C
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.81%C
Fidelity Freedom 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.48%	 11.22%C

  A From July 24, 2003.

  B From November 6, 2003.

  C From June 1, 2006.

  (dagger) Beginning July 1, 2005, a high yield index was added to the Composite Index for Advisor Freedom Income Fund.

  * The year to year returns in the chart and the after-tax returns in the table were changed to Class A for consistency with other fund materials.

  Prospectus

  Lehman Brothers® U.S. Aggregate Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

  Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

  Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

  Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Advisor Freedom 2045's and Advisor Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Advisor Freedom 2045 and Advisor Freedom 2050, to reflect the increasingly conservative asset allocations. The following indexes are used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000, international equity - the MSCI EAFE Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index.

  Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

  Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

  Prospectus

  Fund Summary - continued

  Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

  Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

  Fee Table

  The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of Class A, Class T, Class B, and Class C of an Advisor Freedom Fund.

  Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None

  A The actual sales charge may be higher due to rounding.

  B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

  C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

  D A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

  E The actual contingent deferred sales charge may be higher due to rounding.

  F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

  G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

  H Declines over 6 years from 5.00% to 0%.

  I On Class C shares redeemed less than one year after purchase.

  Prospectus

  Annual operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Freedom Income	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.54%	0.54%	0.54%	0.54%
	Total annual class operating expensesA,B	0.79%	1.04%	1.54%	1.54%
Advisor Freedom 2005	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.66%	0.66%	0.66%	0.66%
	Total annual class operating expensesA,B	0.91%	1.16%	1.66%	1.66%
Advisor Freedom 2010	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.67%	0.67%	0.67%	0.67%
	Total annual class operating expensesA,B	0.92%	1.17%	1.67%	1.67%
Advisor Freedom 2015	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.70%	0.70%	0.70%	0.70%
	Total annual class operating expensesA,B	0.95%	1.20%	1.70%	1.70%
Advisor Freedom 2020	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.74%	0.74%	0.74%	0.74%
	Total annual class operating expensesA,B	0.99%	1.24%	1.74%	1.74%
Advisor Freedom 2025	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.75%	0.75%	0.75%	0.75%
	Total annual class operating expensesA,B	1.00%	1.25%	1.75%	1.75%
Advisor Freedom 2030	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
	Total annual class operating expensesA,B	1.02%	1.27%	1.77%	1.77%
Advisor Freedom 2035	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.77%	0.77%	0.77%	0.77%
	Total annual class operating expensesA,B	1.02%	1.27%	1.77%	1.77%
Advisor Freedom 2040	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.78%	0.78%	0.78%	0.78%
	Total annual class operating expensesA,B	1.03%	1.28%	1.78%	1.78%
Advisor Freedom 2045	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.79%	0.79%	0.79%	0.79%
	Total annual class operating expensesA,B	1.04%	1.29%	1.79%	1.79%
Advisor Freedom 2050	Management fee 	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expenses	0.79%	0.79%	0.79%	0.79%
	Total annual class operating expensesA,B	1.04%	1.29%	1.79%	1.79%

  A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

  Prospectus

  B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Freedom Income	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2005	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2010	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2015	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2020	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2025	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2030	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2035	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2040	0.25%	5/1/05	0.50%	5/1/05	1.00%	5/1/05	1.00%	5/1/05
Advisor Freedom 2045	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06
Advisor Freedom 2050	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06

  These arrangements may be discontinued by FMR at any time.

  This example helps you compare the cost of investing in the Advisor Freedom Funds with the cost of investing in other mutual funds.

  Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Freedom Income	1 year	$ 651	$ 651	$ 452	$ 452	$ 657	$ 157	$ 257	$ 157
	3 years	$ 813	$ 813	$ 669	$ 669	$ 786	$ 486	$ 486	$ 486
	5 years	$ 989	$ 989	$ 904	$ 904	$ 1,039	$ 839	$ 839	$ 839
	10 years	$ 1,497	$ 1,497	$ 1,577	$ 1,577	$ 1,537A	$ 1,537A	$ 1,834	$ 1,834
Advisor Freedom 2005	1 year	$ 663	$ 663	$ 464	$ 464	$ 669	$ 169	$ 269	$ 169
	3 years	$ 848	$ 848	$ 706	$ 706	$ 823	$ 523	$ 523	$ 523
	5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 1,102	$ 902	$ 902	$ 902
	10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,672A	$ 1,672A	$ 1,965	$ 1,965
Advisor Freedom 2010	1 year	$ 663	$ 663	$ 465	$ 465	$ 670	$ 170	$ 270	$ 170
	3 years	$ 851	$ 851	$ 709	$ 709	$ 826	$ 526	$ 526	$ 526
	5 years	$ 1,055	$ 1,055	$ 971	$ 971	$ 1,107	$ 907	$ 907	$ 907
	10 years	$ 1,641	$ 1,641	$ 1,721	$ 1,721	$ 1,683A	$ 1,683A	$ 1,976	$ 1,976
Advisor Freedom 2015	1 year	$ 666	$ 666	$ 468	$ 468	$ 673	$ 173	$ 273	$ 173
	3 years	$ 860	$ 860	$ 718	$ 718	$ 836	$ 536	$ 536	$ 536
	5 years	$ 1,070	$ 1,070	$ 987	$ 987	$ 1,123	$ 923	$ 923	$ 923
	10 years	$ 1,674	$ 1,674	$ 1,754	$ 1,754	$ 1,716A	$ 1,716A	$ 2,009	$ 2,009
Advisor Freedom 2020	1 year	$ 670	$ 670	$ 472	$ 472	$ 677	$ 177	$ 277	$ 177
	3 years	$ 872	$ 872	$ 730	$ 730	$ 848	$ 548	$ 548	$ 548
	5 years	$ 1,091	$ 1,091	$ 1,007	$ 1,007	$ 1,144	$ 944	$ 944	$ 944
	10 years	$ 1,718	$ 1,718	$ 1,797	$ 1,797	$ 1,760A	$ 1,760A	$ 2,052	$ 2,052
Advisor Freedom 2025	1 year	$ 671	$ 671	$ 473	$ 473	$ 678	$ 178	$ 278	$ 178
	3 years	$ 875	$ 875	$ 733	$ 733	$ 851	$ 551	$ 551	$ 551
	5 years	$ 1,096	$ 1,096	$ 1,012	$ 1,012	$ 1,149	$ 949	$ 949	$ 949
	10 years	$ 1,729	$ 1,729	$ 1,808	$ 1,808	$ 1,771A	$ 1,771A	$ 2,062	$ 2,062
Advisor Freedom 2030	1 year	$ 673	$ 673	$ 475	$ 475	$ 680	$ 180	$ 280	$ 180
	3 years	$ 881	$ 881	$ 739	$ 739	$ 857	$ 557	$ 557	$ 557
	5 years	$ 1,106	$ 1,106	$ 1,023	$ 1,023	$ 1,159	$ 959	$ 959	$ 959
	10 years	$ 1,751	$ 1,751	$ 1,830	$ 1,830	$ 1,793A	$ 1,793A	$ 2,084	$ 2,084
Advisor Freedom 2035	1 year	$ 673	$ 673	$ 475	$ 475	$ 680	$ 180	$ 280	$ 180
	3 years	$ 881	$ 881	$ 739	$ 739	$ 857	$ 557	$ 557	$ 557
	5 years	$ 1,106	$ 1,106	$ 1,023	$ 1,023	$ 1,159	$ 959	$ 959	$ 959
	10 years	$ 1,751	$ 1,751	$ 1,830	$ 1,830	$ 1,793A	$ 1,793A	$ 2,084	$ 2,084
Advisor Freedom 2040	1 year	$ 674	$ 674	$ 476	$ 476	$ 681	$ 181	$ 281	$ 181
	3 years	$ 884	$ 884	$ 742	$ 742	$ 860	$ 560	$ 560	$ 560
	5 years	$ 1,111	$ 1,111	$ 1,028	$ 1,028	$ 1,164	$ 964	$ 964	$ 964
	10 years	$ 1,762	$ 1,762	$ 1,841	$ 1,841	$ 1,804A	$ 1,804A	$ 2,095	$ 2,095
Advisor Freedom 2045	1 year	$ 675	$ 675	$ 477	$ 477	$ 682	$ 182	$ 282	$ 182
	3 years	$ 887	$ 887	$ 745	$ 745	$ 863	$ 563	$ 563	$ 563
	5 years	$ 1,116	$ 1,116	$ 1,033	$ 1,033	$ 1,170	$ 970	$ 970	$ 970
	10 years	$ 1,773	$ 1,773	$ 1,852	$ 1,852	$ 1,815A	$ 1,815A	$ 2,105	$ 2,105
Advisor Freedom 2050	1 year	$ 675	$ 675	$ 477	$ 477	$ 682	$ 182	$ 282	$ 182
	3 years	$ 887	$ 887	$ 745	$ 745	$ 863	$ 563	$ 563	$ 563
	5 years	$ 1,116	$ 1,116	$ 1,033	$ 1,033	$ 1,170	$ 970	$ 970	$ 970
	10 years	$ 1,773	$ 1,773	$ 1,852	$ 1,852	$ 1,815A	$ 1,815A	$ 2,105	$ 2,105

  A Reflects conversion to Class A shares after a maximum of seven years.

  Prospectus

  Fund Basics

  Investment Details

  Investment Details

  Investment Objective

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

  Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

  Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Advisor Freedom 2005, which has reached its target retirement year, has a relatively conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and short-term funds.

  Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

  The following table contains guidelines designed to help investors select an appropriate Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

  Prospectus

  Fund Basics - continued

Retirement Year	Fund
Retired before 2003	Advisor Freedom Income
2003 - 2007	Advisor Freedom 2005
2008 - 2012	Advisor Freedom 2010
2013 - 2017	Advisor Freedom 2015
2018 - 2022	Advisor Freedom 2020
2023 - 2027	Advisor Freedom 2025
2028 - 2032	Advisor Freedom 2030
2033 - 2037	Advisor Freedom 2035
2038 - 2042	Advisor Freedom 2040
2043 - 2047	Advisor Freedom 2045
2048 - 2052	Advisor Freedom 2050

  The following table lists the underlying Fidelity funds in which each Advisor Freedom Fund currently may invest and each Advisor Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2008. Strategic Advisers may change these percentages over time.

Fund Categories	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity® 100 Index Fund	 1.3%	 2.1%	 2.4%	 2.8%	 3.5%	 3.5%	 4.5%	 4.4%	 5.2%	 6.5%	 6.5%
Fidelity Advisor Dividend Growth Fund	 2.2%	 4.7%	 4.6%	 5.0%	 6.2%	 6.4%	 7.6%	 7.5%	 8.0%	 9.4%	 9.4%
Fidelity Advisor Equity Growth Fund	 2.4%	 4.6%	 4.9%	 5.4%	 6.6%	 7.2%	 8.1%	 8.5%	 8.4%	 7.6%	 7.8%
Fidelity Advisor Equity Income Fund	 3.8%	 7.2%	 7.4%	 8.2%	 10.0%	 10.7%	 12.2%	 12.6%	 12.7%	 11.6%	 11.9%
Fidelity Advisor Growth & Income Fund	 3.4%	 6.3%	 6.6%	 7.2%	 8.9%	 9.6%	 10.9%	 11.2%	 11.3%	 10.4%	 10.7%
Fidelity Advisor Large Cap Fund	 3.3%	 6.3%	 6.5%	 7.2%	 8.8%	 9.4%	 10.8%	 11.0%	 11.2%	 10.3%	 10.6%
Fidelity Advisor Mid Cap Fund	 1.8%	 3.2%	 3.4%	 3.7%	 4.6%	 4.8%	 5.5%	 5.6%	 5.8%	 5.0%	 5.2%
Fidelity Advisor Small Cap Fund	 0.8%	 1.6%	 1.7%	 1.8%	 2.2%	 2.5%	 2.7%	 2.9%	 2.8%	 3.1%	 2.9%
Fidelity Small Cap Opportunities Fund	 0.9%	 1.6%	 1.6%	 1.7%	 2.3%	 2.2%	 2.7%	 2.6%	 2.9%	 3.8%	 4.0%
International Equity Funds
Fidelity Advisor Diversified International Fund	 0.0%	 4.3%	 4.8%	 5.3%	 6.5%	 7.0%	 7.9%	 8.1%	 8.2%	 9.4%	 10.4%
Fidelity Advisor Overseas Fund	 0.0%	 4.3%	 4.8%	 5.2%	 6.5%	 7.0%	 7.9%	 8.1%	 8.2%	 9.3%	 10.4%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Advisor Government Income FundA	 9.0%	 10.1%	 8.5%	 8.2%	 6.2%	 5.7%	 3.0%	 2.7%	 1.5%	 1.0%	 0.1%
Fidelity Advisor Intermediate Bond Fund	 6.7%	 6.5%	 7.1%	 6.4%	 5.0%	 4.0%	 2.1%	 1.8%	 1.1%	 0.4%	 0.2%
Fidelity Advisor Strategic Real Return FundB	 6.5%	 7.0%	 7.0%	 6.5%	 5.0%	 4.5%	 2.3%	 2.0%	 1.1%	 1.5%	 0.1%
Fidelity Advisor Total Bond FundC	 11.9%	 12.4%	 13.2%	 12.1%	 9.5%	 8.1%	 4.3%	 3.6%	 2.1%	 0.8%	 0.2%
High Yield Fixed-Income Fund
Fidelity Advisor High Income Advantage Fund	 4.8%	 4.8%	 4.8%	 5.5%	 7.2%	 7.3%	 7.3%	 7.4%	 9.5%	 10.0%	 9.6%
Short-Term Funds
Institutional Money Market Portfolio	 20.9%	 6.6%	 5.8%	 4.3%	 0.5%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Advisor Short Fixed-Income Fund	 20.2%	 6.3%	 4.9%	 3.4%	 0.3%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%

  Note: The allocation percentages may not add to 100% due to rounding.

  A Fidelity Advisor Government Income Fund is an Institutional Class of Fidelity Government Income Fund.

  B Fidelity Advisor Strategic Real Return Fund is an Institutional Class of Fidelity Strategic Real Return Fund.

  C Fidelity Advisor Total Bond Fund is an Institutional Class of Fidelity Total Bond Fund.

  The following chart illustrates each Advisor Freedom Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of March 31, 2008. The chart also illustrates how these allocations may change over time. The Advisor Freedom Funds' target asset allocations may differ from this illustration.



  Prospectus

  When the target asset allocation of an Advisor Freedom Fund with a target retirement date matches Advisor Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), The Board of Trustees may combine the fund with Advisor Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Advisor Freedom Income.

  Strategic Advisers intends to manage each Advisor Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time.

  Description of Underlying Fidelity Funds

  Each Advisor Freedom Fund will purchase Institutional Class shares of any underlying Fidelity fund that offers Advisor classes of shares. Each Advisor Freedom Fund will purchase Institutional Class shares of Money Market Portfolio.

  Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

  Domestic Equity Funds

  Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of large capitalization United States companies.

  Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the Standard & Poor's 100 Index (S&P 100®). The S&P 100, a subset of the S&P 500, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

  The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

  The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

  Prospectus

  Fund Basics - continued

  In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

  Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Dividend Growth Fund seeks capital appreciation.

  Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests the fund's assets primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future. FMR uses the potential to pay dividends as a way of evaluating companies as investment opportunities.

  The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Equity Growth Fund seeks capital appreciation.

  FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

  Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

  Prospectus

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Equity Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

  FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

  Prospectus

  Fund Basics - continued

  FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Large Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  Prospectus

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Mid Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Small Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  Prospectus

  Fund Basics - continued

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Small Cap Opportunities Fund seeks capital appreciation.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

  Prospectus

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  International Equity Funds

  Advisor Diversified International Fund seeks capital growth.

  FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR normally allocates the fund's investments across different countries and regions.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Overseas Fund seeks long-term growth of capital.

  FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR normally allocates the fund's investments across different countries and regions.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  Prospectus

  Fund Basics - continued

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Investment-Grade Fixed-Income Funds

  Advisor Government Income Fund seeks a high level of current income, consistent with preservation of principal.

  FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

  FMR uses the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  FMR allocates the fund's assets among different market sectors (for example, U.S., Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Intermediate Bond Fund seeks to provide a high rate of income.

  FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

  FMR uses the Lehman Brothers Intermediate U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  Prospectus

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 3.8 years and the index's dollar-weighted average maturity was approximately 4.6 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

  FMR allocates assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  Prospectus

  Fund Basics - continued

  In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

  FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

  The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

  The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2007, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  Prospectus

  In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Fidelity Advisor Total Bond Fund seeks a high level of current income.

  FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

  FMR uses the Lehman Brothers U.S. Universal Index as a guide in structuring the fund and selecting its investments. FMR uses the index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2007, the Lehman Brothers U.S. Universal Index was composed of approximately 92% investment-grade, 6% high yield, and 2% emerging market debt securities.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  Prospectus

  Fund Basics - continued

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

  In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Prospectus

  High Yield Fixed-Income Fund

  Advisor High Income Advantage Fund seeks a combination of a high level of income and the potential for capital gains.

  FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

  In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Short-Term Funds





  Institutional Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

  FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

  FMR will invest more than 25% of the fund's total assets in the financial services industries.

  In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

  Prospectus

  Fund Basics - continued

  Advisor Short Fixed-Income Fund seeks to obtain a high level of current income consistent with the preservation of capital.

  FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

  FMR uses the Lehman Brothers 1-3 Year U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 2.4 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

  FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  Prospectus

  If FMR's strategies do not work as intended, the fund may not achieve its objective.





  Principal Investment Risks

  Many factors affect each Advisor Freedom Fund's performance. Each Advisor Freedom Fund's share price and Advisor Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Advisor Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, an Advisor Freedom Fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  There is additional risk for each Advisor Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in an Advisor Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Advisor Freedom Fund's returns. The Advisor Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

  Each Advisor Freedom Fund is exposed to the risks associated with the underlying funds in which it invests. The following factors can significantly affect an Advisor Freedom Fund's performance:

  Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

  Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

  Prospectus

  Fund Basics - continued

  Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

  Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

  Prospectus

  Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.


  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

  Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

  The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

  Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

  Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

  Prospectus

  Fund Basics - continued

  Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

  Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

  "Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

  "Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

  Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

  Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

  Prospectus

  In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect an Advisor Freedom Fund's performance and the fund may not achieve its investment objective.

  Fundamental Investment Policies

  The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Valuing Shares

  Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

  A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

  NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

  To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

  The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Advisor Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

  Prospectus

  Shareholder Information

  Buying and Selling Shares

  General Information

  You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Buying and Selling Information
Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081 Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

  You should include the following information with any order to buy, sell, or exchange shares:


  Your name;


  Your account number;


  Name of fund whose shares you want to buy or sell; and


  Dollar amount or number of shares you want to buy or sell.

  Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

  A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

  B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

  There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

  Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

  Prospectus

  Shareholder Information - continued

  Purchase amounts of more than $49,999 will not be accepted for Class B shares.

  Excessive Trading Policy

  A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

  Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

  The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

  Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

  Exceptions

  The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

  Prospectus

  Omnibus Accounts

  Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

  Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

  If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

  Retirement Plans

  For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

  Qualified Wrap Programs

  Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

  Prospectus

  Shareholder Information - continued

  Other Information about the Excessive Trading Policy

  Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

  Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

  As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

  Buying Shares

  The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

  For Class B or Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

  If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

  The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

  The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  Prospectus

  Your investment professional can help you choose the class of shares that best suits your investment needs.

  Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

  It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

  Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next offering price or NAV, as applicable, calculated after the order is received by the authorized intermediary.

  Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

  Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

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  If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

  Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

  Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

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  Selling Shares

  The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus any applicable CDSC.


  Any applicable CDSC is calculated based on your original redemption amount.

  Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

  It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

  Prospectus

  Shareholder Information - continued

  Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus any applicable CDSC, after the order is received by the authorized intermediary.

  Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

  Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

    You wish to sell more than $100,000 worth of shares;
    The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
    You are requesting that a check be mailed to a different address than the record address;
    You are requesting that redemption proceeds be paid to someone other than the account owner; or
    The redemption proceeds are being transferred to a Fidelity account with a different registration.

  You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

  When you place an order to sell shares, note the following:

    If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
    Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
    Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
    Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
    You will not receive interest on amounts represented by uncashed redemption checks.


    Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  Prospectus


  Exchanging Shares

  An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

  As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

  As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

  As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

  As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

  However, you should note the following policies and restrictions governing exchanges:

    The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
    Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
    Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
    Before exchanging into a fund or class, read its prospectus.
    The fund or class you are exchanging into must be available for sale in your state.
    Exchanges may have tax consequences for you.
    If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
    Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  Prospectus

  Shareholder Information - continued

  The funds may terminate or modify the exchange privileges in the future.

  Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

  Account Features and Policies

  Features

  The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

  Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

    To transfer money between a bank account and your fund account.
    You can use electronic funds transfer to:

  - - Make periodic (automatic) purchases of shares.

  - - Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

  Automatic Transactions: periodic (automatic) transactions

    To make contributions from your fund account to your Fidelity Advisor IRA.
    To sell shares of a Fidelity money market fund and simultaneously to buy Class A, Class T, Class B, or Class C shares of a Fidelity fund that offers Advisor classes of shares.

  Policies

  The following policies apply to you as a shareholder.

  Combination with Advisor Freedom Income Fund. Each Advisor Freedom Fund with a target retirement date may be combined with Advisor Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of an Advisor Freedom Fund with a target retirement date of the combination and any tax consequences.

  Statements that Fidelity sends to you include the following:

    Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

  Prospectus

    Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).

  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

  You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

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  You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

  If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

  Fidelity may charge a fee for certain services, such as providing historical account documents.

  Dividends and Capital Gain Distributions

  Each Advisor Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Advisor Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

  Prospectus

  Shareholder Information - continued

  Each Advisor Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

  Advisor Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

  Distribution Options

  When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

  1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

  2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

  3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

  4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

  Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

  If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

  Tax Consequences

  As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

  Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

  For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

  Prospectus

  If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

  Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

  Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

  Prospectus

  Fund Services

  Fund Management

  Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

  Strategic Advisers is each Advisor Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

  FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

  As of December 31, 2007, Strategic Advisers had approximately $166.9 billion in discretionary assets under management.

  As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

  As the manager, Strategic Advisers administers the asset allocation program for each Advisor Freedom Fund.

  As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Advisor Freedom Fund.

  Christopher Sharpe is co-manager of the Advisor Freedom funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

  Jonathan Shelon is co-manager of Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

  The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Mr. Shelon.

  From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

  Prospectus

  Fund Services - continued

  Each Advisor Freedom Fund does not pay a management fee to Strategic Advisers.

  FMR receives no fee for handling the business affairs for each Advisor Freedom Fund and pays the expenses of each Advisor Freedom Fund with limited exceptions.

  The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2007.

  Fund Distribution

  Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

  FDC distributes each class's shares.

  Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

    sales charges and concessions
    distribution and/or service (12b-1) fees
    finder's fees
    payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

  These payments are described in more detail on the following pages and in the SAI.

  You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

  FDC collects the sales charge.

  As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares.

  The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

  Prospectus

  Sales Charges and Concessions - Class A

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	 5.75%	 6.10%	 5.00%
$50,000 to $99,999	 4.50%	 4.71%	 3.75%
$100,000 to $249,999	 3.50%	 3.63%	 2.75%
$250,000 to $499,999	 2.50%	 2.56%	 2.00%
$500,000 to $999,999	 2.00%	 2.04%	 1.75%
$1,000,000 to $3,999,999	 None	 None	 1.00%C
$4,000,000 to $24,999,999	 None	 None	 0.50%C
$25,000,000 or more	 None	 None	 0.25%C

  A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  B Purchases of $5.00 or less will not pay a sales charge.

  C Certain conditions may apply. See "Finder's Fees" on page <Click Here>.

  Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

  A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

  Prospectus

  Fund Services - continued

  Sales Charges and Concessions - Class T

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	 3.50%	 3.63%	 3.00%
$50,000 to $99,999	 3.00%	 3.09%	 2.50%
$100,000 to $249,999	 2.50%	 2.56%	 2.00%
$250,000 to $499,999	 1.50%	 1.52%	 1.25%
$500,000 to $999,999	 1.00%	 1.01%	 0.75%
$1,000,000 or more	 None	 None	 0.25%B

  A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  B Certain conditions may apply. See "Finder's Fees" on page <Click Here>.

  Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

  Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

  Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

  Prospectus

  Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

  Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Advisor Diversified Stock Fund and Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

  Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

  Prospectus

  Fund Services - continued

  Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

  Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

  A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same fund.

  Prospectus

  When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

  Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

  Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

  Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

  The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

  A front-end sales charge will not apply to the following Class A shares:

  1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

  2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

  3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

  Prospectus

  Fund Services - continued

  4. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

  5. Purchased by the Fidelity Investments Charitable Gift Fund;

  6. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

  7. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

  A front-end sales charge will not apply to the following Class T shares:

  1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

  2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

  3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

  4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

  5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

  6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

  Prospectus

  7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

  8. Purchased by the Fidelity Investments Charitable Gift Fund;

  9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

  10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

  11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

  12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

  13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department health savings account programs.

  Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

  The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

  1. For disability or death;

  2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

  3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

  4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

  5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

  6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

  Prospectus

  Fund Services - continued

  7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

  8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

  9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

  To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

  You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

  Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

  Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

  Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

  Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

  Prospectus

  Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

  Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

  To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

  Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

  Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

  In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

  Prospectus

  Fund Services - continued

  Except as provided below, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

  Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

  FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

  In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

  FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

  Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

  In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

  FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

  Prospectus

  Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

  In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

  Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

  For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

  Any fees paid out of each class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

  In addition, each plan specifically recognizes that Strategic Advisers or FMR may make payments from its past profits or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

  Prospectus

  Appendix

  Financial Highlights

  The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

  Advisor Freedom Income - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .40	 .36	 .29	 .20	 .13
Net realized and unrealized gain (loss) 	 (.21)	 .29	 .23	 (.10)	 .36
Total from investment operations 	 .19	 .65	 .52	 .10	 .49
Distributions from net investment income 	 (.40)	 (.35)	 (.27)	 (.19)	 (.09)
Distributions from net realized gain 	 (.07)	 (.08)	 (.04)	 (.01)	 -
Total distributions 	 (.47) J	 (.43)	 (.30) I	 (.20)	 (.09)
Net asset value, end of period 	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D 	 1.73%	 6.38%	 5.12%	 .99%	 4.95%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 3.77%	 3.46%	 2.83%	 1.96%	 1.81%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 87,469	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate 	 56%	 38%	 21%	 18%	 46%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

  J Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom Income - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .38	 .34	 .27	 .18	 .11
Net realized and unrealized gain (loss) 	 (.22)	 .29	 .22	 (.10)	 .37
Total from investment operations 	 .16	 .63	 .49	 .08	 .48
Distributions from net investment income 	 (.38)	 (.33)	 (.24)	 (.16)	 (.09)
Distributions from net realized gain 	 (.07)	 (.08)	 (.04)	 (.01)	 -
Total distributions 	 (.44) I	 (.41)	 (.28)	 (.17)	 (.09)
Net asset value, end of period 	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D 	 1.48%	 6.11%	 4.78%	 .79%	 4.78%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 3.52%	 3.21%	 2.58%	 1.71%	 1.56%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 44,882	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate 	 56%	 38%	 21%	 18%	 46%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

  Prospectus

  Advisor Freedom Income - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .32	 .29	 .22	 .12	 .07
Net realized and unrealized gain (loss) 	 (.21)	 .28	 .21	 (.10)	 .37
Total from investment operations 	 .11	 .57	 .43	 .02	 .44
Distributions from net investment income 	 (.32)	 (.27)	 (.19)	 (.10)	 (.06)
Distributions from net realized gain 	 (.07)	 (.08)	 (.04)	 (.01)	 -
Total distributions 	 (.39) J	 (.35)	 (.22) I	 (.11)	 (.06)
Net asset value, end of period 	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D 	 .97%	 5.57%	 4.27%	 .23%	 4.45%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 3.02%	 2.71%	 2.08%	 1.21%	 1.06%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,539	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate 	 56%	 38%	 21%	 18%	 46%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

  J Total distributions of $.338 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom Income - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .32	 .29	 .22	 .12	 .07
Net realized and unrealized gain (loss) 	 (.21)	 .27	 .22	 (.09)	 .37
Total from investment operations 	 .11	 .56	 .44	 .03	 .44
Distributions from net investment income 	 (.32)	 (.27)	 (.19)	 (.11)	 (.07)
Distributions from net realized gain 	 (.07)	 (.08)	 (.04)	 (.01)	 -
Total distributions 	 (.39) J	 (.35)	 (.22) I	 (.12)	 (.07)
Net asset value, end of period 	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D 	 .97%	 5.48%	 4.37%	 .24%	 4.39%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 3.02%	 2.71%	 2.08%	 1.21%	 1.06%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,718	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate 	 56%	 38%	 21%	 18%	 46%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

  J Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

  Prospectus

  Advisor Freedom 2005 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .33	 .28	 .25	 .22	 .09
Net realized and unrealized gain (loss) 	 (.34)	 .63	 .76	 .03	 .46
Total from investment operations 	 (.01)	 .91	 1.01	 .25	 .55
Distributions from net investment income 	 (.26)	 (.23)	 (.20)	 (.17)	 (.06)
Distributions from net realized gain 	 (.16)	 (.18)	 (.05)	 - I	 -
Total distributions 	 (.42)	 (.41)	 (.25)	 (.17)	 (.06)
Net asset value, end of period 	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D 	 (.23)%	 8.21%	 9.63%	 2.38%	 5.52%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.74%	 2.49%	 2.25%	 2.13%	 2.21%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 98,483	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate 	 30%	 30%	 34%	 24%	 9%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2005 - Class T

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .30	 .25	 .22	 .20	 .08
Net realized and unrealized gain (loss) 	 (.33)	 .63	 .75	 .03	 .46
Total from investment operations 	 (.03)	 .88	 .97	 .23	 .54
Distributions from net investment income 	 (.23)	 (.20)	 (.17)	 (.14)	 (.06)
Distributions from net realized gain 	 (.16)	 (.18)	 (.05)	 -I	 -
Total distributions 	 (.39)	 (.38)	 (.22)	 (.15)J	 (.06)
Net asset value, end of period 	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total ReturnB, C, D 	 (.44)%	 7.95%	 9.31%	 2.17%	 5.36%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60%A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .50%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .50%	 .58%	 .58%A
Net investment income (loss) 	 2.49%	 2.24%	 2.00%	 1.88%	 1.97%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,837	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate 	 30%	 30%	 34%	 24%	 9%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

  Prospectus

  Advisor Freedom 2005 - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .24	 .20	 .16	 .14	 .06
Net realized and unrealized gain (loss) 	 (.33)	 .62	 .76	 .03	 .46
Total from investment operations 	 (.09)	 .82	 .92	 .17	 .52
Distributions from net investment income 	 (.16)	 (.14)	 (.12)	 (.11)	 (.05)
Distributions from net realized gain 	 (.16)	 (.18)	 (.05)	 -I	 -
Total distributions 	 (.32)	 (.32)	 (.17)	 (.11)	 (.05)
Net asset value, end of period 	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total ReturnB, C, D 	 (.89)%	 7.40%	 8.80%	 1.64%	 5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08%A
Net investment income (loss) 	 1.99%	 1.74%	 1.50%	 1.38%	 1.47%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,348	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate 	 30%	 30%	 34%	 24%	 9%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2005 - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .24	 .20	 .16	 .14	 .06
Net realized and unrealized gain (loss) 	 (.33)	 .62	 .75	 .04	 .46
Total from investment operations 	 (.09)	 .82	 .91	 .18	 .52
Distributions from net investment income 	 (.17)	 (.15)	 (.12)	 (.12)	 (.05)
Distributions from net realized gain 	 (.16)	 (.18)	 (.05)	 -I	 -
Total distributions 	 (.33)	 (.33)	 (.17)	 (.12)	 (.05)
Net asset value, end of period 	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total ReturnB, C, D 	 (.91)%	 7.36%	 8.74%	 1.74%	 5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.99%	 1.74%	 1.50%	 1.38%	 1.47%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,052	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate 	 30%	 30%	 34%	 24%	 9%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Advisor Freedom 2010 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .33	 .29	 .25	 .23	 .16
Net realized and unrealized gain (loss) 	 (.34)	 .66	 .80	 .04	 .83
Total from investment operations 	 (.01)	 .95	 1.05	 .27	 .99
Distributions from net investment income 	 (.30)	 (.26)	 (.22)	 (.18)	 (.07)
Distributions from net realized gain 	 (.19)	 (.20)	 (.06)	 - I	 -
Total distributions 	 (.49)	 (.46)	 (.27) J	 (.18)	 (.07)
Net asset value, end of period 	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D 	 (.27)%	 8.22%	 9.65%	 2.48%	 9.92%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.66%	 2.43%	 2.23%	 2.10%	 2.14%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 377,118	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate 	 15%	 22%	 7%	 5%	 103%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2010 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .30	 .26	 .22	 .20	 .14
Net realized and unrealized gain (loss) 	 (.34)	 .66	 .80	 .04	 .83
Total from investment operations 	 (.04)	 .92	 1.02	 .24	 .97
Distributions from net investment income 	 (.27)	 (.23)	 (.19)	 (.17)	 (.07)
Distributions from net realized gain 	 (.19)	 (.20)	 (.06)	 - I	 -
Total distributions 	 (.46)	 (.43)	 (.24) J	 (.17)	 (.07)
Net asset value, end of period 	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D 	 (.52)%	 8.00%	 9.42%	 2.18%	 9.72%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 2.41%	 2.18%	 1.98%	 1.86%	 1.89%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 216,732	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate 	 15%	 22%	 7%	 5%	 103%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

  Prospectus

  Advisor Freedom 2010 - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .24	 .20	 .17	 .15	 .10
Net realized and unrealized gain (loss) 	 (.35)	 .66	 .79	 .04	 .83
Total from investment operations 	 (.11)	 .86	 .96	 .19	 .93
Distributions from net investment income 	 (.20)	 (.17)	 (.13)	 (.12)	 (.06)
Distributions from net realized gain 	 (.19)	 (.20)	 (.06)	 - I	 -
Total distributions 	 (.39)	 (.37)	 (.19)	 (.12)	 (.06)
Net asset value, end of period 	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D 	 (1.04)%	 7.47%	 8.83%	 1.72%	 9.32%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.91%	 1.68%	 1.48%	 1.35%	 1.39%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 34,137	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate 	 15%	 22%	 7%	 5%	 103%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2010 - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .20	 .17	 .15	 .10
Net realized and unrealized gain (loss) 	 (.33)	 .66	 .78	 .04	 .83
Total from investment operations 	 (.10)	 .86	 .95	 .19	 .93
Distributions from net investment income 	 (.21)	 (.18)	 (.14)	 (.13)	 (.06)
Distributions from net realized gain 	 (.19)	 (.20)	 (.06)	 - I	 -
Total distributions 	 (.40)	 (.38)	 (.19) J	 (.13)	 (.06)
Net asset value, end of period 	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D 	 (.97)%	 7.45%	 8.78%	 1.72%	 9.32%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.91%	 1.68%	 1.48%	 1.36%	 1.39%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 58,378	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate 	 15%	 22%	 7%	 5%	 103%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

  Prospectus

  Advisor Freedom 2015 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .31	 .26	 .22	 .21	 .07
Net realized and unrealized gain (loss) 	 (.35)	 .74	 1.07	 .13	 .56
Total from investment operations 	 (.04)	 1.00	 1.29	 .34	 .63
Distributions from net investment income 	 (.27)	 (.23)	 (.16)	 (.14)	 (.06)
Distributions from net realized gain 	 (.24)	 (.21)	 (.06)	 - I	 -
Total distributions 	 (.51) J	 (.44)	 (.22)	 (.14)	 (.06)
Net asset value, end of period 	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D 	 (.53)%	 8.56%	 12.12%	 3.22%	 6.32%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.46%	 2.21%	 1.93%	 2.02%	 1.84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 517,888	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate 	 13%	 11%	 4%	 3%	 5%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2015 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .28	 .23	 .19	 .19	 .06
Net realized and unrealized gain (loss) 	 (.36)	 .75	 1.06	 .13	 .57
Total from investment operations 	 (.08)	 .98	 1.25	 .32	 .63
Distributions from net investment income 	 (.23)	 (.20)	 (.14)	 (.13)	 (.06)
Distributions from net realized gain 	 (.24)	 (.21)	 (.06)	 - I	 -
Total distributions 	 (.48)J	 (.41)	 (.20)	 (.13)	 (.06)
Net asset value, end of period 	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D 	 (.89)%	 8.40%	 11.71%	 3.01%	 6.27%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 2.21%	 1.96%	 1.68%	 1.77%	 1.59%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 203,822	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate 	 13%	 11%	 4%	 3%	 5%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

  Prospectus

  Advisor Freedom 2015 - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .21	 .17	 .13	 .13	 .04
Net realized and unrealized gain (loss) 	 (.36)	 .74	 1.06	 .13	 .58
Total from investment operations 	 (.15)	 .91	 1.19	 .26	 .62
Distributions from net investment income 	 (.17)	 (.14)	 (.09)	 (.09)	 (.06)
Distributions from net realized gain 	 (.24)	 (.21)	 (.06)	 -I	 -
Total distributions 	 (.41) J	 (.35)	 (.15)	 (.09)	 (.06)
Net asset value, end of period 	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D 	 (1.37)%	 7.83%	 11.17%	 2.49%	 6.17%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.71%	 1.46%	 1.18%	 1.28%	 1.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 43,608	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate 	 13%	 11%	 4%	 3%	 5%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2015 - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .21	 .17	 .13	 .13	 .04
Net realized and unrealized gain (loss) 	 (.35)	 .74	 1.06	 .13	 .57
Total from investment operations 	 (.14)	 .91	 1.19	 .26	 .61
Distributions from net investment income 	 (.18)	 (.15)	 (.09)	 (.09)	 (.05)
Distributions from net realized gain 	 (.24)	 (.21)	 (.06)	 -I	 -
Total distributions 	 (.42) J	 (.36)	 (.15)	 (.09)	 (.05)
Net asset value, end of period 	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D 	 (1.34)%	 7.81%	 11.19%	 2.47%	 6.12%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.71%	 1.46%	 1.18%	 1.28%	 1.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 65,543	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate 	 13%	 11%	 4%	 3%	 5%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

  Prospectus

  Advisor Freedom 2020 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .28	 .24	 .19	 .20	 .13
Net realized and unrealized gain (loss) 	 (.49)	 .92	 1.36	 .23	 1.25
Total from investment operations 	 (.21)	 1.16	 1.55	 .43	 1.38
Distributions from net investment income 	 (.25)	 (.23)	 (.16)	 (.18)	 (.09)
Distributions from net realized gain 	 (.30)	 (.30)	 (.08)	 - I	 -
Total distributions 	 (.55)	 (.52) L	 (.23) K	 (.19) J	 (.09)
Net asset value, end of period 	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D 	 (1.83)%	 9.21%	 13.62%	 3.75%	 13.78%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 2.07%	 1.89%	 1.60%	 1.80%	 1.74%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 811,992	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate 	 10%	 13%	 6%	 1%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

  K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

  L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2020 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .25	 .21	 .16	 .18	 .11
Net realized and unrealized gain (loss) 	 (.49)	 .92	 1.36	 .21	 1.26
Total from investment operations 	 (.24)	 1.13	 1.52	 .39	 1.37
Distributions from net investment income 	 (.21)	 (.19)	 (.13)	 (.16)	 (.08)
Distributions from net realized gain 	 (.30)	 (.30)	 (.08)	 - I	 -
Total distributions 	 (.51)	 (.49) J	 (.21)	 (.16)	 (.08)
Net asset value, end of period 	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D 	 (2.02)%	 8.97%	 13.28%	 3.46%	 13.73%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.82%	 1.63%	 1.35%	 1.55%	 1.49%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 458,465	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate 	 10%	 13%	 6%	 1%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

  Prospectus

  Advisor Freedom 2020 - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .18	 .15	 .10	 .12	 .07
Net realized and unrealized gain (loss) 	 (.48)	 .91	 1.35	 .21	 1.27
Total from investment operations 	 (.30)	 1.06	 1.45	 .33	 1.34
Distributions from net investment income 	 (.15)	 (.13)	 (.08)	 (.12)	 (.07)
Distributions from net realized gain 	 (.30)	 (.30)	 (.07)	 - I	 -
Total distributions 	 (.45)	 (.43) J	 (.15)	 (.12)	 (.07)
Net asset value, end of period 	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D 	 (2.51)%	 8.40%	 12.71%	 2.93%	 13.37%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.32%	 1.13%	 .85%	 1.05%	 .99%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 89,049	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate 	 10%	 13%	 6%	 1%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2020 - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .18	 .15	 .10	 .12	 .07
Net realized and unrealized gain (loss) 	 (.49)	 .91	 1.34	 .22	 1.26
Total from investment operations 	 (.31)	 1.06	 1.44	 .34	 1.33
Distributions from net investment income 	 (.15)	 (.14)	 (.08)	 (.12)	 (.07)
Distributions from net realized gain 	 (.30)	 (.30)	 (.07)	 -I	 -
Total distributions 	 (.45)	 (.43)J	 (.15)	 (.12)	 (.07)
Net asset value, end of period 	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total ReturnB, C, D 	 (2.56)%	 8.45%	 12.66%	 3.02%	 13.32%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.32%	 1.14%	 .85%	 1.05%	 .99%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 95,224	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate 	 10%	 13%	 6%	 1%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

  Prospectus

  Advisor Freedom 2025 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26	 .22	 .17	 .19	 .06
Net realized and unrealized gain (loss) 	 (.50)	 .90	 1.39	 .23	 .67
Total from investment operations 	 (.24)	 1.12	 1.56	 .42	 .73
Distributions from net investment income 	 (.22)	 (.19)	 (.13)	 (.13)	 (.06)
Distributions from net realized gain 	 (.29)	 (.26)	 (.05)	 - I	 -
Total distributions 	 (.51)	 (.45)	 (.18)	 (.13)	 (.06)
Net asset value, end of period 	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D 	 (2.14) %	 9.26%	 14.35%	 3.96%	 7.32%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .25%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .25%	 .33%	 .33%A
Net investment income (loss) 	 1.95%	 1.79%	 1.44%	 1.76%	 1.59%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 558,890	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate 	 10%	 3%	 5%	 10%	 6%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2025 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .23	 .19	 .14	 .16	 .05
Net realized and unrealized gain (loss) 	 (.51)	 .91	 1.39	 .24	 .70
Total from investment operations 	 (.28)	 1.10	 1.53	 .40	 .75
Distributions from net investment income 	 (.18)	 (.16)	 (.11)	 (.12)	 (.06)
Distributions from net realized gain 	 (.29)	 (.26)	 (.05)	 - I	 -
Total distributions 	 (.47)	 (.42)	 (.15) J	 (.12)	 (.06)
Net asset value, end of period 	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D 	 (2.40)%	 9.10%	 14.07%	 3.75%	 7.52%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .50%	 .58%	 .58% A
Expenses net of all reductions 	 .50%	 .50%	 .50%	 .58%	 .58% A
Net investment income (loss) 	 1.70%	 1.54%	 1.19%	 1.51%	 1.34% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 173,946	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate 	 10%	 3%	 5%	 10%	 6% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

  Prospectus

  Advisor Freedom 2025 - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .16	 .13	 .08	 .11	 .03
Net realized and unrealized gain (loss) 	 (.51)	 .90	 1.38	 .24	 .67
Total from investment operations 	 (.35)	 1.03	 1.46	 .35	 .70
Distributions from net investment income 	 (.12)	 (.10)	 (.07)	 (.08)	 (.06)
Distributions from net realized gain 	 (.29)	 (.26)	 (.04)	 - I	 -
Total distributions 	 (.41)	 (.36)	 (.11)	 (.08)	 (.06)
Net asset value, end of period 	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total ReturnB, C, D 	 (2.95)%	 8.57%	 13.46%	 3.29%	 6.97%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08% A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08% A
Net investment income (loss) 	 1.20%	 1.04%	 .69%	 1.01%	 .84% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 43,016	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate 	 10%	 3%	 5%	 10%	 6% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2025 - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .16	 .13	 .08	 .11	 .03
Net realized and unrealized gain (loss) 	 (.50)	 .89	 1.38	 .23	 .67
Total from investment operations 	 (.34)	 1.02	 1.46	 .34	 .70
Distributions from net investment income 	 (.13)	 (.10)	 (.07)	 (.08)	 (.05)
Distributions from net realized gain 	 (.29)	 (.26)	 (.04)	 - I	 -
Total distributions 	 (.42)	 (.36)	 (.11)	 (.08)	 (.05)
Net asset value, end of period 	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D 	 (2.91)%	 8.51%	 13.46%	 3.19%	 7.02%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 1.20%	 1.04%	 .69%	 1.01%	 .84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 40,426	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate 	 10%	 3%	 5%	 10%	 6%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Advisor Freedom 2030 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .22	 .20	 .15	 .18	 .11
Net realized and unrealized gain (loss) 	 (.63)	 1.09	 1.70	 .30	 1.46
Total from investment operations 	 (.41)	 1.29	 1.85	 .48	 1.57
Distributions from net investment income 	 (.19)	 (.18)	 (.11)	 (.15)	 (.09)
Distributions from net realized gain 	 (.38)	 (.31)	 (.08)	 - I	 -
Total distributions 	 (.57)	 (.49)	 (.19)	 (.15)	 (.09)
Net asset value, end of period 	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D 	 (3.22)%	 9.82%	 15.84%	 4.19%	 15.68%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.53%	 1.49%	 1.17%	 1.55%	 1.44%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 626,641	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate 	 10%	 8%	 4%	 2%	 2%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2030 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .19	 .17	 .11	 .15	 .09
Net realized and unrealized gain (loss) 	 (.64)	 1.09	 1.70	 .30	 1.46
Total from investment operations 	 (.45)	 1.26	 1.81	 .45	 1.55
Distributions from net investment income 	 (.15)	 (.15)	 (.09)	 (.14)	 (.08)
Distributions from net realized gain 	 (.38)	 (.31)	 (.08)	 - I	 -
Total distributions 	 (.53)	 (.46)	 (.16)J	 (.14)	 (.08)
Net asset value, end of period 	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D 	 (3.49)%	 9.59%	 15.52%	 3.91%	 15.53%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.28%	 1.24%	 .92%	 1.30%	 1.19%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 297,618	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate 	 10%	 8%	 4%	 2%	 2%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

  Prospectus

  Advisor Freedom 2030 - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .11	 .10	 .05	 .09	 .05
Net realized and unrealized gain (loss) 	 (.63)	 1.08	 1.70	 .30	 1.46
Total from investment operations 	 (.52)	 1.18	 1.75	 .39	 1.51
Distributions from net investment income 	 (.09)	 (.09)	 (.05)	 (.09)	 (.07)
Distributions from net realized gain 	 (.37)	 (.31)	 (.07)	 - I	 -
Total distributions 	 (.46)	 (.40)	 (.12)	 (.09)	 (.07)
Net asset value, end of period 	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D 	 (3.96)%	 8.98%	 14.96%	 3.41%	 15.12%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .78%	 .74%	 .42%	 .80%	 .69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 60,367	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate 	 10%	 8%	 4%	 2%	 2%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2030 - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .11	 .10	 .05	 .09	 .05
Net realized and unrealized gain (loss) 	 (.63)	 1.08	 1.70	 .30	 1.46
Total from investment operations 	 (.52)	 1.18	 1.75	 .39	 1.51
Distributions from net investment income 	 (.09)	 (.09)	 (.05)	 (.09)	 (.07)
Distributions from net realized gain 	 (.37)	 (.31)	 (.07)	 - I	 -
Total distributions 	 (.46)	 (.40)	 (.12)	 (.09)	 (.07)
Net asset value, end of period 	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D 	 (3.95)%	 9.00%	 14.99%	 3.41%	 15.12%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .78%	 .74%	 .42%	 .80%	 .69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 58,768	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate 	 10%	 8%	 4%	 2%	 2%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  Prospectus

  Advisor Freedom 2035 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .20	 .19	 .14	 .19	 .07
Net realized and unrealized gain (loss) 	 (.60)	 1.02	 1.62	 .32	 .72
Total from investment operations 	 (.40)	 1.21	 1.76	 .51	 .79
Distributions from net investment income 	 (.17)	 (.15)	 (.11)	 (.15)	 (.09)
Distributions from net realized gain 	 (.34)	 (.29)	 (.04)	 - I	 -
Total distributions 	 (.51)	 (.44) J	 (.15)	 (.15)	 (.09)
Net asset value, end of period 	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D 	 (3.34)%	 9.74%	 16.03%	 4.76%	 7.88%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .25%	 .33%	 .33% A
Expenses net of all reductions 	 .25%	 .25%	 .25%	 .33%	 .33% A
Net investment income (loss) 	 1.51%	 1.48%	 1.20%	 1.71%	 1.80% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 336,805	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate 	 9%	 5%	 4%	 5%	 1% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2035 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .17	 .16	 .11	 .16	 .06
Net realized and unrealized gain (loss) 	 (.62)	 1.01	 1.63	 .31	 .71
Total from investment operations 	 (.45)	 1.17	 1.74	 .47	 .77
Distributions from net investment income 	 (.13)	 (.13)	 (.10)	 (.14)	 (.08)
Distributions from net realized gain 	 (.33)	 (.28)	 (.04)	 - I	 -
Total distributions 	 (.46)	 (.41) J	 (.14)	 (.14)	 (.08)
Net asset value, end of period 	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D 	 (3.66)%	 9.46%	 15.84%	 4.37%	 7.73%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .50%	 .58%	 .58% A
Expenses net of all reductions 	 .50%	 .50%	 .50%	 .58%	 .58% A
Net investment income (loss) 	 1.26%	 1.23%	 .95%	 1.46%	 1.55% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 99,531	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate 	 9%	 5%	 4%	 5%	 1% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

  Prospectus

  Advisor Freedom 2035 - Class B

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .10	 .09	 .05	 .10	 .04
Net realized and unrealized gain (loss) 	 (.61)	 1.02	 1.61	 .32	 .71
Total from investment operations 	 (.51)	 1.11	 1.66	 .42	 .75
Distributions from net investment income 	 (.08)	 (.09)	 (.06)	 (.11)	 (.08)
Distributions from net realized gain 	 (.32)	 (.27)	 (.04)	 -I	 -
Total distributions 	 (.40)	 (.36) J	 (.10)	 (.11)	 (.08)
Net asset value, end of period 	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D 	 (4.10)%	 8.98%	 15.17%	 3.88%	 7.48%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08% A
Expenses net of all reductions 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08% A
Net investment income (loss) 	 .76%	 .73%	 .45%	 .96%	 1.05% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 27,854	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate 	 9%	 5%	 4%	 5%	 1% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2035 - Class C

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .10	 .09	 .05	 .10	 .04
Net realized and unrealized gain (loss) 	 (.61)	 1.02	 1.61	 .32	 .72
Total from investment operations 	 (.51)	 1.11	 1.66	 .42	 .76
Distributions from net investment income 	 (.08)	 (.09)	 (.06)	 (.11)	 (.08)
Distributions from net realized gain 	 (.32)	 (.27)	 (.04)	 - I	 -
Total distributions 	 (.40)	 (.36) J	 (.10)	 (.11)	 (.08)
Net asset value, end of period 	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D 	 (4.10)%	 8.99%	 15.15%	 3.87%	 7.58%
Ratios to Average Net Assets F, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10% A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08% A
Expenses net of all reductions 	 1.00%	 1.00%	 1.00%	 1.08%	 1.08% A
Net investment income (loss) 	 .76%	 .73%	 .45%	 .96%	 1.05% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 23,168	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate 	 9%	 5%	 4%	 5%	 1% A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Amount represents less than $.01 per share.

  J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

  Prospectus

  Advisor Freedom 2040 - Class A

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .22	 .21	 .15	 .18	 .12
Net realized and unrealized gain (loss) 	 (.74)	 1.16	 1.84	 .39	 1.60
Total from investment operations 	 (.52)	 1.37	 1.99	 .57	 1.72
Distributions from net investment income 	 (.20)	 (.18)	 (.12)	 (.16)	 (.10)
Distributions from net realized gain 	 (.40)	 (.33)	 (.07)	 -	 -
Total distributions 	 (.60)	 (.51) I	 (.19)	 (.16)	 (.10)
Net asset value, end of period 	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D 	 (3.92)%	 10.09%	 16.65%	 4.87%	 17.19%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .25%	 .25%	 .26%	 .35%	 .35% A
Expenses net of fee waivers, if any 	 .25%	 .25%	 .26%	 .33%	 .33%A
Expenses net of all reductions 	 .25%	 .25%	 .26%	 .33%	 .33%A
Net investment income (loss) 	 1.47%	 1.48%	 1.18%	 1.50%	 1.53%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 428,381	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate 	 9%	 7%	 4%	 3%	 3%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2040 - Class T

Years ended March 31,	2008	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .18	 .17	 .12	 .15	 .10
Net realized and unrealized gain (loss) 	 (.72)	 1.16	 1.83	 .38	 1.59
Total from investment operations 	 (.54)	 1.33	 1.95	 .53	 1.69
Distributions from net investment income 	 (.16)	 (.15)	 (.10)	 (.13)	 (.09)
Distributions from net realized gain 	 (.40)	 (.33)	 (.06)	 -	 -
Total distributions 	 (.56)	 (.48) I	 (.16)	 (.13)	 (.09)
Net asset value, end of period 	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D 	 (4.05)%	 9.81%	 16.35%	 4.57%	 16.93%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .50%	 .50%	 .51%	 .60%	 .60% A
Expenses net of fee waivers, if any 	 .50%	 .50%	 .51%	 .58%	 .58%A
Expenses net of all reductions 	 .50%	 .50%	 .51%	 .58%	 .58%A
Net investment income (loss) 	 1.22%	 1.23%	 .93%	 1.25%	 1.28%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 238,675	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate 	 9%	 7%	 4%	 3%	 3%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

  Prospectus

  Advisor Freedom 2040 - Class B

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .11	 .10	 .05	 .09	 .06
Net realized and unrealized gain (loss) 	 (.73)	 1.14	 1.83	 .38	 1.60
Total from investment operations 	 (.62)	 1.24	 1.88	 .47	 1.66
Distributions from net investment income 	 (.10)	 (.10)	 (.06)	 (.10)	 (.09)
Distributions from net realized gain 	 (.39)	 (.32)	 (.06)	 -	 -
Total distributions 	 (.49)	 (.41)I	 (.12)	 (.10)	 (.09)
Net asset value, end of period 	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D 	 (4.59)%	 9.25%	 15.81%	 4.04%	 16.58%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .72%	 .73%	 .43%	 .75%	 .78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 50,827	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate 	 9%	 7%	 4%	 3%	 3%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2040 - Class C

Years ended March 31,	2008	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .11	 .10	 .05	 .09	 .06
Net realized and unrealized gain (loss) 	 (.72)	 1.13	 1.83	 .38	 1.59
Total from investment operations 	 (.61)	 1.23	 1.88	 .47	 1.65
Distributions from net investment income 	 (.10)	 (.10)	 (.06)	 (.10)	 (.08)
Distributions from net realized gain 	 (.39)	 (.32)	 (.06)	 -	 -
Total distributions 	 (.49)	 (.41)I	 (.12)	 (.10)	 (.08)
Net asset value, end of period 	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total ReturnB, C, D 	 (4.54)%	 9.17%	 15.82%	 4.04%	 16.53%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%	 1.01%	 1.10%	 1.10%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Expenses net of all reductions 	 1.00%	 1.00%	 1.01%	 1.08%	 1.08%A
Net investment income (loss) 	 .72%	 .73%	 .43%	 .75%	 .78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 54,549	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate 	 9%	 7%	 4%	 3%	 3%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

  Prospectus

  Advisor Freedom 2045 - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .16	 .12
Net realized and unrealized gain (loss) 	 (.57)	 1.06
Total from investment operations 	 (.41)	 1.18
Distributions from net investment income 	 (.11)	 (.08)
Distributions from net realized gain 	 (.14)	 (.05)
Total distributions 	 (.25) I	 (.13)
Net asset value, end of period 	$ 10.39	$ 11.05
Total ReturnB, C, D 	 (3.96)%	 11.78%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .25%	 .25% A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 1.44%	 1.31%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 61,721	$ 12,550
Portfolio turnover rate 	 22%	 16%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2045 - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .13	 .09
Net realized and unrealized gain (loss) 	 (.57)	 1.06
Total from investment operations 	 (.44)	 1.15
Distributions from net investment income 	 (.09)	 (.07)
Distributions from net realized gain 	 (.14)	 (.05)
Total distributions 	 (.23) I	 (.12)
Net asset value, end of period 	$ 10.36	$ 11.03
Total ReturnB, C, D 	 (4.23)%	 11.53%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .50%	 .50%A
Expenses net of fee waivers, if any 	 .50%	 .50%A
Expenses net of all reductions 	 .50%	 .50%A
Net investment income (loss) 	 1.19%	 1.06%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,746	$ 3,339
Portfolio turnover rate 	 22%	 16%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

  Prospectus

  Advisor Freedom 2045 - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .08	 .05
Net realized and unrealized gain (loss) 	 (.57)	 1.06
Total from investment operations 	 (.49)	 1.11
Distributions from net investment income 	 (.06)	 (.05)
Distributions from net realized gain 	 (.13)	 (.05)
Total distributions 	 (.19) I	 (.10)
Net asset value, end of period 	$ 10.33	$ 11.01
Total ReturnB, C, D 	 (4.65)%	 11.09%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%A
Expenses net of all reductions 	 1.00%	 1.00%A
Net investment income (loss) 	 .69%	 .56%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,476	$ 776
Portfolio turnover rate 	 22%	 16%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2045 - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .08	 .05
Net realized and unrealized gain (loss) 	 (.58)	 1.06
Total from investment operations 	 (.50)	 1.11
Distributions from net investment income 	 (.06)	 (.05)
Distributions from net realized gain 	 (.13)	 (.05)
Total distributions 	 (.19) I	 (.10)
Net asset value, end of period 	$ 10.32	$ 11.01
Total ReturnB, C, D 	 (4.74)%	 11.08%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%A
Expenses net of all reductions 	 1.00%	 1.00%A
Net investment income (loss) 	 .69%	 .56%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,539	$ 770
Portfolio turnover rate 	 22%	 16%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

  Prospectus

  Advisor Freedom 2050 - Class A

Years ended March 31,	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .16	 .13
Net realized and unrealized gain (loss) 	 (.60)	 1.06
Total from investment operations 	 (.44)	 1.19
Distributions from net investment income 	 (.11)	 (.09)
Distributions from net realized gain 	 (.17)	 (.06)
Total distributions 	 (.28)	 (.15)
Net asset value, end of period 	$ 10.32	$ 11.04
Total Return B, C, D 	 (4.27)%	 11.91%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .25%	 .25% A
Expenses net of fee waivers, if any 	 .25%	 .25%A
Expenses net of all reductions 	 .25%	 .25%A
Net investment income (loss) 	 1.39%	 1.45%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 55,250	$ 12,907
Portfolio turnover rate 	 25%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Appendix - continued

  Advisor Freedom 2050 - Class T

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .13	 .11
Net realized and unrealized gain (loss) 	 (.59)	 1.05
Total from investment operations 	 (.46)	 1.16
Distributions from net investment income 	 (.09)	 (.08)
Distributions from net realized gain 	 (.17)	 (.06)
Total distributions 	 (.26)	 (.14)
Net asset value, end of period 	$ 10.30	$ 11.02
Total ReturnB, C, D 	 (4.45)%	 11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 .50%	 .50%A
Expenses net of fee waivers, if any 	 .50%	 .50%A
Expenses net of all reductions 	 .50%	 .50%A
Net investment income (loss) 	 1.14%	 1.20%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 15,147	$ 3,520
Portfolio turnover rate 	 25%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the sales charges.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Advisor Freedom 2050 - Class B

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .07	 .06
Net realized and unrealized gain (loss) 	 (.59)	 1.07
Total from investment operations 	 (.52)	 1.13
Distributions from net investment income 	 (.06)	 (.07)
Distributions from net realized gain 	 (.16)	 (.06)
Total distributions 	 (.22)	 (.13)
Net asset value, end of period 	$ 10.26	$ 11.00
Total ReturnB, C, D 	 (4.93)%	 11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%A
Expenses net of all reductions 	 1.00%	 1.00%A
Net investment income (loss) 	 .64%	 .70%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,414	$ 1,177
Portfolio turnover rate 	 25%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Appendix - continued

  Advisor Freedom 2050 - Class C

Years ended March 31,	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 .07	 .06
Net realized and unrealized gain (loss) 	 (.59)	 1.06
Total from investment operations 	 (.52)	 1.12
Distributions from net investment income 	 (.07)	 (.06)
Distributions from net realized gain 	 (.16)	 (.06)
Total distributions 	 (.23)	 (.12)
Net asset value, end of period 	$ 10.25	$ 11.00
Total ReturnB, C, D 	 (4.99)%	 11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions 	 1.00%	 1.00%A
Expenses net of fee waivers, if any 	 1.00%	 1.00%A
Expenses net of all reductions 	 1.00%	 1.00%A
Net investment income (loss) 	 .64%	 .70%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,380	$ 1,507
Portfolio turnover rate 	 25%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Total returns do not include the effect of the contingent deferred sales charge.

  E Calculated based on average shares outstanding during the period.

  F Amounts do not include the activity of the underlying funds.

  G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

  You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

  For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

  The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

  Investment Company Act of 1940, File Number, 811-06440

  FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

  Fidelity, Fidelity Investments & (Pyramid) Design, Directed Dividends, Fidelity Advisor Money Line, Strategic Advisers, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 are registered trademarks of FMR LLC.

  Geode is a registered trademark of Geode Capital Management, LLC.

  The third party marks appearing above are the marks of their respective owners.

  1.777735.107 AFF-pro-0508

  Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  Fidelity Advisor

  Freedom Funds®

  Institutional Class

  Fidelity Advisor Freedom Income Fund®

  Fidelity Advisor Freedom 2005 Fund®

  Fidelity Advisor Freedom 2010 Fund®

  Fidelity Advisor Freedom 2015 Fund®

  Fidelity Advisor Freedom 2020 Fund®

  Fidelity Advisor Freedom 2025 Fund®

  Fidelity Advisor Freedom 2030 Fund®

  Fidelity Advisor Freedom 2035 Fund®

  Fidelity Advisor Freedom 2040 Fund®

  Fidelity Advisor Freedom 2045 Fund ®

  Fidelity Advisor Freedom 2050 Fund ®

  Prospectus

  May 29, 2008
  (fidelity_logo_graphic)

  82 Devonshire Street, Boston, MA 02109

  Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

  Prospectus

  Fund Summary

  Investment Summary

  Investment Objective

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
    Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
    Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.

  Prospectus

  Fund Summary - continued

    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2005 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

  Prospectus


    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2010 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

  Prospectus

  Fund Summary - continued

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.


    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2015 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

  Fund Summary - continued

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2020 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

  Prospectus

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  Fund Summary - continued

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2025 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2030 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

  Prospectus

  Fund Summary - continued

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  Prospectus

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2035 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Prospectus

  Fund Summary - continued

    Leverage Risk. Leverage can increase market exposure and magnify investment risks.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2040 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).

  Prospectus

    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Prospectus

  Fund Summary - continued

  Investment Objective

  Advisor Freedom 2045 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

  Prospectus

    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Investment Objective

  Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

    Investing in a combination of underlying Fidelity equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
    Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
    Using an asset allocation as of March 31, 2008 of approximately:



  Principal Investment Risks

    Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
    Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
    Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

  Prospectus

  Fund Summary - continued

    Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
    "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
    "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
    Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
    Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  Performance

  The following information is intended to help you understand the risks of investing in each Advisor Freedom Fund. The information illustrates Advisor Freedom 2045's and Advisor Freedom 2050's performance over the past year, as represented by the performance of Institutional Class, and the changes in Advisor Freedom Income's, Advisor Freedom 2005's, Advisor Freedom 2010's, Advisor Freedom 2015's, Advisor Freedom 2020's, Advisor Freedom 2025's, Advisor Freedom 2030's, Advisor Freedom 2035's, and Advisor Freedom 2040's performance from year to year, as represented by the performance of Institutional Class, and compares Institutional Class of each fund to the performance of a market index and a combination of market indexes over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.


  Prospectus

  Year-by-Year Returns

Advisor Freedom Income - Institutional Class
Calendar Years	2004	2005	2006	2007
	3.77%	3.15%	6.39%	5.75%



During the periods shown in the chart for Institutional Class of Advisor Freedom Income:	Returns	Quarter ended
Highest Quarter Return	 2.78%	September 30, 2006
Lowest Quarter Return	 -0.97%	June 30, 2004
Year-to-Date Return	 -1.95%	March 31, 2008
Advisor Freedom 2005 - Institutional Class
Calendar Years	2004	2005	2006	2007
	6.47%	5.24%	9.44%	7.44%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2005:	Returns	Quarter ended
Highest Quarter Return	 5.21%	December 31, 2004
Lowest Quarter Return	 -1.45%	June 30, 2006
Year-to-Date Return	 -4.98%	March 31, 2008
Advisor Freedom 2010 - Institutional Class
Calendar Years	2004	2005	2006	2007
	6.63%	5.25%	9.55%	7.63%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2010:	Returns	Quarter ended
Highest Quarter Return	 5.29%	December 31, 2004
Lowest Quarter Return	 -1.43%	March 31, 2005
Year-to-Date Return	 -5.29%	March 31, 2008
Advisor Freedom 2015 - Institutional Class
Calendar Years	2004	2005	2006	2007
	7.78%	6.34%	10.72%	8.02%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2015:	Returns	Quarter ended
Highest Quarter Return	 6.91%	December 31, 2004
Lowest Quarter Return	 -1.86%	June 30, 2006
Year-to-Date Return	 -5.85%	March 31, 2008
Advisor Freedom 2020 - Institutional Class
Calendar Years	2004	2005	2006	2007
	8.72%	6.90%	11.90%	8.63%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2020:	Returns	Quarter ended
Highest Quarter Return	 7.94%	December 31, 2004
Lowest Quarter Return	 -2.25%	June 30, 2006
Year-to-Date Return	 -7.45%	March 31, 2008
Advisor Freedom 2025 - Institutional Class
Calendar Years	2004	2005	2006	2007
	9.08%	7.17%	12.33%	8.75%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2025:	Returns	Quarter ended
Highest Quarter Return	 8.65%	December 31, 2004
Lowest Quarter Return	 -2.33%	June 30, 2006
Year-to-Date Return	 -7.85%	March 31, 2008
Advisor Freedom 2030 - Institutional Class
Calendar Years	2004	2005	2006	2007
	9.36%	7.89%	13.40%	9.24%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2030:	Returns	Quarter ended
Highest Quarter Return	 9.08%	December 31, 2004
Lowest Quarter Return	 -2.64%	June 30, 2006
Year-to-Date Return	 -9.25%	March 31, 2008
Advisor Freedom 2035 - Institutional Class
Calendar Years	2004	2005	2006	2007
	10.01%	7.96%	13.51%	9.25%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2035:	Returns	Quarter ended
Highest Quarter Return	 9.70%	December 31, 2004
Lowest Quarter Return	 -2.79%	June 30, 2006
Year-to-Date Return	 -9.44%	March 31, 2008
Advisor Freedom 2040 - Institutional Class
Calendar Years	2004	2005	2006	2007
	10.25%	8.06%	14.05%	9.35%



During the periods shown in the chart for Institutional Class of Advisor Freedom 2040:	Returns	Quarter ended
Highest Quarter Return	 10.13%	December 31, 2004
Lowest Quarter Return	 -2.78%	June 30, 2006
Year-to-Date Return	 -9.92%	March 31, 2008
Advisor Freedom 2045 - Institutional Class
Calendar Year	2007
9.75%



During the period shown in the chart for Institutional Class of Advisor Freedom 2045:	Returns	Quarter ended
Highest Quarter Return	 6.75%	June 30, 2007
Lowest Quarter Return	 -2.10%	December 31, 2007
Year-to-Date Return	 -10.26%	March 31, 2008
Advisor Freedom 2050 - Institutional Class
Calendar Year	2007
9.78%



During the period shown in the chart for Institutional Class of Advisor Freedom 2050:	Returns	Quarter ended
Highest Quarter Return	 6.93%	June 30, 2007
Lowest Quarter Return	 -2.25%	December 31, 2007
Year-to-Date Return	 -10.47%	March 31, 2008

  Average Annual Returns

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2007	Past 1 year	Life of class
Advisor Freedom Income
Institutional Class - Return Before Taxes	 5.75%	 5.06%A
 Return After Taxes on Distributions	 4.26%	 3.98%A
 Return After Taxes on Distributions and Sale of Fund Shares	 3.90%	 3.76%A
Lehman Brothers® U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.52%A
Fidelity Freedom Income Composite Index(dagger) (reflects no deduction for fees, expenses, or taxes)	 5.80%	 5.64%A
Advisor Freedom 2005
Institutional Class - Return Before Taxes	 7.44%	 7.71%B
 Return After Taxes on Distributions	 6.38%	 6.83%B
 Return After Taxes on Distributions and Sale of Fund Shares	 5.12%	 6.21%B
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.78%B
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 8.15%B
Advisor Freedom 2010
Institutional Class - Return Before Taxes	 7.63%	 8.28%A
 Return After Taxes on Distributions	 6.44%	 7.39%A
 Return After Taxes on Distributions and Sale of Fund Shares	 5.28%	 6.71%A
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	 6.97%	 4.52%A
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 8.88%A
Advisor Freedom 2015
Institutional Class - Return Before Taxes	 8.02%	 8.94%B
 Return After Taxes on Distributions	 6.88%	 8.11%B
 Return After Taxes on Distributions and Sale of Fund Shares	 5.62%	 7.34%B
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.67%	 9.40%B
Advisor Freedom 2020
Institutional Class - Return Before Taxes	 8.63%	 10.73%A
 Return After Taxes on Distributions	 7.57%	 9.93%A
 Return After Taxes on Distributions and Sale of Fund Shares	 6.09%	 8.97%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	 11.35%A
Advisor Freedom 2025
Institutional Class - Return Before Taxes	 8.75%	 10.22%B
 Return After Taxes on Distributions	 7.75%	 9.50%B
 Return After Taxes on Distributions and Sale of Fund Shares	 6.17%	 8.55%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.62%	 10.72%B
Advisor Freedom 2030
Institutional Class - Return Before Taxes	 9.24%	 11.99%A
 Return After Taxes on Distributions	 8.31%	 11.32%A
 Return After Taxes on Distributions and Sale of Fund Shares	 6.60%	 10.18%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.53%	 12.56%A
Advisor Freedom 2035
Institutional Class - Return Before Taxes	 9.25%	 11.14%B
 Return After Taxes on Distributions	 8.36%	 10.46%B
 Return After Taxes on Distributions and Sale of Fund Shares	 6.57%	 9.40%B
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.22%B
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.52%	 11.55%B
Advisor Freedom 2040
Institutional Class - Return Before Taxes	 9.35%	 12.72%A
 Return After Taxes on Distributions	 8.41%	 12.05%A
 Return After Taxes on Distributions and Sale of Fund Shares	 6.69%	 10.83%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 11.52%A
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.39%	 13.23%A
Advisor Freedom 2045
Institutional Class - Return Before Taxes	 9.75%	 12.23%C
 Return After Taxes on Distributions	 9.19%	 11.66%C
 Return After Taxes on Distributions and Sale of Fund Shares	 6.63%	 10.23%C
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.81%C
Fidelity Freedom 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.51%	 11.20%C
Advisor Freedom 2050
Institutional Class - Return Before Taxes	 9.78%	 12.34%C
 Return After Taxes on Distributions	 9.18%	 11.71%C
 Return After Taxes on Distributions and Sale of Fund Shares	 6.72%	 10.31%C
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	 5.49%	 10.81%C
Fidelity Freedom 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	 6.48%	 11.22%C

  A From July 24, 2003.

  B From November 6, 2003.

  C From June 1, 2006.

  (dagger) Beginning July 1, 2005, a high yield index was added to the Composite Index for Advisor Freedom Income Fund.

  Lehman Brothers® U.S. Aggregate Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

  Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

  Each of Fidelity Freedom Income Composite Index, Fidelity Freedom 2005 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2015 Composite Index, Fidelity Freedom 2020 Composite Index, Fidelity Freedom 2025 Composite Index, Fidelity Freedom 2030 Composite Index, Fidelity Freedom 2035 Composite Index, and Fidelity Freedom 2040 Composite Index is a hypothetical representation of the performance of each Advisor Freedom Fund's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for the Advisor Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations. The following indexes are used to represent each Advisor Freedom Fund's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), international equity - the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, high yield fixed-income - the Merrill Lynch® U.S. High Yield Master II Constrained Index, and short-term - the Lehman Brothers 3-Month Treasury Bill Index.

  Prospectus

  Fund Summary - continued

  Each of Fidelity Freedom 2045 Composite Index and Fidelity Freedom 2050 Composite Index is a hypothetical representation of the performance of Advisor Freedom 2045's and Advisor Freedom 2050's asset classes according to their respective weightings adjusted on June 30 and December 31 of each calendar year for Advisor Freedom 2045 and Advisor Freedom 2050, to reflect the increasingly conservative asset allocations. The following indexes are used to represent Advisor Freedom 2045's and Advisor Freedom 2050's asset classes when calculating the composite indexes: domestic equity - the Dow Jones Wilshire 5000, international equity - the MSCI EAFE Index, investment grade fixed-income - the Lehman Brothers U.S. Aggregate Index, and high yield fixed-income - the Merrill Lynch U.S. High Yield Master II Constrained Index.

  Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

  Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

  Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

  Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

  Fee Table

  The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of Institutional Class of an Advisor Freedom Fund.

  Prospectus

  Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

  Annual operating expenses (paid from class assets)

Institutional Class
Advisor Freedom Income	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.54%
	Total annual class operating expensesA,B	0.54%
Advisor Freedom 2005	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.66%
	Total annual class operating expensesA,B	0.66%
Advisor Freedom 2010	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.67%
	Total annual class operating expensesA,B	0.67%
Advisor Freedom 2015	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.70%
	Total annual class operating expensesA,B	0.70%
Advisor Freedom 2020	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.74%
	Total annual class operating expensesA,B	0.74%
Advisor Freedom 2025	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.75%
	Total annual class operating expensesA,B	0.75%
Advisor Freedom 2030	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.77%
	Total annual class operating expensesA,B	0.77%
Advisor Freedom 2035	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.77%
	Total annual class operating expensesA,B	0.77%
Advisor Freedom 2040	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.78%
	Total annual class operating expensesA,B	0.78%
Advisor Freedom 2045	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.79%
	Total annual class operating expensesA,B	0.79%
Advisor Freedom 2050	Management fee 	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Acquired fund fees and expenses	0.79%
	Total annual class operating expensesA,B	0.79%

  A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

  B FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Institutional Class	Effective Date
Advisor Freedom Income	0.00%	5/1/05
Advisor Freedom 2005	0.00%	5/1/05
Advisor Freedom 2010	0.00%	5/1/05
Advisor Freedom 2015	0.00%	5/1/05
Advisor Freedom 2020	0.00%	5/1/05
Advisor Freedom 2025	0.00%	5/1/05
Advisor Freedom 2030	0.00%	5/1/05
Advisor Freedom 2035	0.00%	5/1/05
Advisor Freedom 2040	0.00%	5/1/05
Advisor Freedom 2045	0.00%	6/1/06
Advisor Freedom 2050	0.00%	6/1/06

  These arrangements may be discontinued by FMR at any time.

  Prospectus

  Fund Summary - continued

  This example helps you compare the cost of investing in the Advisor Freedom Funds with the cost of investing in other mutual funds.

  Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
Advisor Freedom Income	1 year	$ 55
	3 years	$ 173
	5 years	$ 302
	10 years	$ 677
Advisor Freedom 2005	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
Advisor Freedom 2010	1 year	$ 68
	3 years	$ 214
	5 years	$ 373
	10 years	$ 835
Advisor Freedom 2015	1 year	$ 72
	3 years	$ 224
	5 years	$ 390
	10 years	$ 871
Advisor Freedom 2020	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
Advisor Freedom 2025	1 year	$ 77
	3 years	$ 240
	5 years	$ 417
	10 years	$ 930
Advisor Freedom 2030	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
Advisor Freedom 2035	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
Advisor Freedom 2040	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
Advisor Freedom 2045	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
Advisor Freedom 2050	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978

  Prospectus

  Fund Basics

  Investment Details

  Investment Objective

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Principal Investment Strategies

  Strategic Advisers®, Inc. (Strategic Advisers) invests each Advisor Freedom Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds (underlying Fidelity funds). The Advisor Freedom Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Advisor Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

  Strategic Advisers allocates the assets of each Advisor Freedom Fund with a target retirement date (Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Advisor Freedom 2050, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Advisor Freedom 2005, which has reached its target retirement year, has a relatively conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and short-term funds.

  Advisor Freedom Income is designed for investors in their retirement years. Strategic Advisers allocates the fund's assets according to a stable target asset allocation that emphasizes fixed-income and short-term funds but also includes a small amount of equity funds.

  The following table contains guidelines designed to help investors select an appropriate Advisor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

  Prospectus

  Fund Basics - continued

Retirement Year	Fund
Retired before 2003	Advisor Freedom Income
2003 - 2007	Advisor Freedom 2005
2008 - 2012	Advisor Freedom 2010
2013 - 2017	Advisor Freedom 2015
2018 - 2022	Advisor Freedom 2020
2023 - 2027	Advisor Freedom 2025
2028 - 2032	Advisor Freedom 2030
2033 - 2037	Advisor Freedom 2035
2038 - 2042	Advisor Freedom 2040
2043 - 2047	Advisor Freedom 2045
2048 - 2052	Advisor Freedom 2050

  The following table lists the underlying Fidelity funds in which each Advisor Freedom Fund currently may invest and each Advisor Freedom Fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2008. Strategic Advisers may change these percentages over time.

Fund Categories	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
EQUITY FUNDS Domestic Equity Funds
Fidelity® 100 Index Fund	 1.3%	 2.1%	 2.4%	 2.8%	 3.5%	 3.5%	 4.5%	 4.4%	 5.2%	 6.5%	 6.5%
Fidelity Advisor Dividend Growth Fund	 2.2%	 4.7%	 4.6%	 5.0%	 6.2%	 6.4%	 7.6%	 7.5%	 8.0%	 9.4%	 9.4%
Fidelity Advisor Equity Growth Fund	 2.4%	 4.6%	 4.9%	 5.4%	 6.6%	 7.2%	 8.1%	 8.5%	 8.4%	 7.6%	 7.8%
Fidelity Advisor Equity Income Fund	 3.8%	 7.2%	 7.4%	 8.2%	 10.0%	 10.7%	 12.2%	 12.6%	 12.7%	 11.6%	 11.9%
Fidelity Advisor Growth & Income Fund	 3.4%	 6.3%	 6.6%	 7.2%	 8.9%	 9.6%	 10.9%	 11.2%	 11.3%	 10.4%	 10.7%
Fidelity Advisor Large Cap Fund	 3.3%	 6.3%	 6.5%	 7.2%	 8.8%	 9.4%	 10.8%	 11.0%	 11.2%	 10.3%	 10.6%
Fidelity Advisor Mid Cap Fund	 1.8%	 3.2%	 3.4%	 3.7%	 4.6%	 4.8%	 5.5%	 5.6%	 5.8%	 5.0%	 5.2%
Fidelity Advisor Small Cap Fund	 0.8%	 1.6%	 1.7%	 1.8%	 2.2%	 2.5%	 2.7%	 2.9%	 2.8%	 3.1%	 2.9%
Fidelity Small Cap Opportunities Fund	 0.9%	 1.6%	 1.6%	 1.7%	 2.3%	 2.2%	 2.7%	 2.6%	 2.9%	 3.8%	 4.0%
International Equity Funds
Fidelity Advisor Diversified International Fund	 0.0%	 4.3%	 4.8%	 5.3%	 6.5%	 7.0%	 7.9%	 8.1%	 8.2%	 9.4%	 10.4%
Fidelity Advisor Overseas Fund	 0.0%	 4.3%	 4.8%	 5.2%	 6.5%	 7.0%	 7.9%	 8.1%	 8.2%	 9.3%	 10.4%
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Advisor Government Income FundA	 9.0%	 10.1%	 8.5%	 8.2%	 6.2%	 5.7%	 3.0%	 2.7%	 1.5%	 1.0%	 0.1%
Fidelity Advisor Intermediate Bond Fund	 6.7%	 6.5%	 7.1%	 6.4%	 5.0%	 4.0%	 2.1%	 1.8%	 1.1%	 0.4%	 0.2%
Fidelity Advisor Strategic Real Return FundB	 6.5%	 7.0%	 7.0%	 6.5%	 5.0%	 4.5%	 2.3%	 2.0%	 1.1%	 1.5%	 0.1%
Fidelity Advisor Total Bond FundC	 11.9%	 12.4%	 13.2%	 12.1%	 9.5%	 8.1%	 4.3%	 3.6%	 2.1%	 0.8%	 0.2%
High Yield Fixed-Income Fund
Fidelity Advisor High Income Advantage Fund	 4.8%	 4.8%	 4.8%	 5.5%	 7.2%	 7.3%	 7.3%	 7.4%	 9.5%	 10.0%	 9.6%
Short-Term Funds
Institutional Money Market Portfolio	 20.9%	 6.6%	 5.8%	 4.3%	 0.5%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%
Fidelity Advisor Short Fixed-Income Fund	 20.2%	 6.3%	 4.9%	 3.4%	 0.3%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%	 0.0%

  Note: The allocation percentages may not add to 100% due to rounding.

  A Fidelity Advisor Government Income Fund is an Institutional Class of Fidelity Government Income Fund.

  B Fidelity Advisor Strategic Real Return Fund is an Institutional Class of Fidelity Strategic Real Return Fund.

  C Fidelity Advisor Total Bond Fund is an Institutional Class of Fidelity Total Bond Fund.

  Prospectus

  Fund Basics - continued

  The following chart illustrates each Advisor Freedom Fund's approximate asset allocation among equity, fixed-income, and short-term funds as of March 31, 2008. The chart also illustrates how these allocations may change over time. The Advisor Freedom Funds' target asset allocations may differ from this illustration.



  When the target asset allocation of an Advisor Freedom Fund with a target retirement date matches Advisor Freedom Income's target asset allocation (approximately 10 to 15 years after the fund's retirement date), The Board of Trustees may combine the fund with Advisor Freedom Income, without shareholder approval, and the fund's shareholders will become shareholders of Advisor Freedom Income.

  Strategic Advisers intends to manage each Advisor Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or intend to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time.

  Description of Underlying Fidelity Funds

  Each Advisor Freedom Fund will purchase Institutional Class shares of any underlying Fidelity fund that offers Advisor classes of shares. Each Advisor Freedom Fund will purchase Institutional Class shares of Money Market Portfolio.

  Prospectus

  Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment-grade or high yield), and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

  Domestic Equity Funds

  Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of large capitalization United States companies.

  Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the Standard & Poor's 100 Index (S&P 100®). The S&P 100, a subset of the S&P 500, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

  The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

  The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

  In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

  Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Dividend Growth Fund seeks capital appreciation.

  Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests the fund's assets primarily in companies that pay dividends or that it believes have the potential to pay dividends in the future. FMR uses the potential to pay dividends as a way of evaluating companies as investment opportunities.

  Prospectus

  Fund Basics - continued

  The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Equity Growth Fund seeks capital appreciation.

  FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

  Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Prospectus

  Advisor Equity Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

  FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

  FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  Prospectus

  Fund Basics - continued

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Large Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Mid Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

  Prospectus

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Small Cap Fund seeks long-term growth of capital.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Prospectus

  Fund Basics - continued

  Small Cap Opportunities Fund seeks capital appreciation.

  FMR normally invests the fund's assets primarily in common stocks.

  FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

  FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  International Equity Funds

  Advisor Diversified International Fund seeks capital growth.

  FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

  Prospectus

  FMR normally allocates the fund's investments across different countries and regions.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Overseas Fund seeks long-term growth of capital.

  FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

  FMR normally allocates the fund's investments across different countries and regions.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

  FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Investment-Grade Fixed-Income Funds

  Advisor Government Income Fund seeks a high level of current income, consistent with preservation of principal.

  FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

  FMR uses the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  Prospectus

  Fund Basics - continued

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  FMR allocates the fund's assets among different market sectors (for example, U.S., Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Intermediate Bond Fund seeks to provide a high rate of income.

  FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

  FMR uses the Lehman Brothers Intermediate U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 3.8 years and the index's dollar-weighted average maturity was approximately 4.6 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

  Prospectus

  FMR allocates assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

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  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  In addition to the principal investment strategies discussed above, FMR may invest the fund's assets in lower-quality debt securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Advisor Strategic Real Return Fund seeks real return consistent with reasonable investment risk.

  FMR defines real return as total return reduced by the expected impact of inflation. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and REITs and other real estate related investments.

  The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked notes and related investments, and 20% REITs and other real estate related investments. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, FMR attempts to moderate the significant risks of each category through diversification.

  Prospectus

  Fund Basics - continued

  The floating rate loan category includes floating rate loans, many of which are lower quality, and other floating rate securities such as money market securities, repurchase agreements, and shares of money market and short-term bond funds. The inflation-protected debt category includes U.S. dollar-denominated inflation-protected debt securities such as those issued by the U.S. Treasury, inflation-protected debt securities issued by other U.S. Government agencies and instrumentalities and other entities such as corporations and foreign governments, mortgage and other debt securities, swaps, and futures. The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities. As of September 30, 2007, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market. The REIT and other real estate related investments category includes common and preferred stocks of REITs that either own properties or make construction or mortgage loans, mortgage securities, and other debt and equity securities of real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  In buying and selling debt securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. In buying and selling equity securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  Prospectus

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Fidelity Advisor Total Bond Fund seeks a high level of current income.

  FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

  FMR uses the Lehman Brothers U.S. Universal Index as a guide in structuring the fund and selecting its investments. FMR uses the index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2007, the Lehman Brothers U.S. Universal Index was composed of approximately 92% investment-grade, 6% high yield, and 2% emerging market debt securities.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

  FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

  In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

  Prospectus

  Fund Basics - continued

  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

  High Yield Fixed-Income Fund

  Advisor High Income Advantage Fund seeks a combination of a high level of income and the potential for capital gains.

  FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

  In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

  Prospectus

  Short-Term Funds

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  Institutional Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

  FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

  FMR will invest more than 25% of the fund's total assets in the financial services industries.

  In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

  Advisor Short Fixed-Income Fund seeks to obtain a high level of current income consistent with the preservation of capital.

  FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

  FMR uses the Lehman Brothers 1-3 Year U.S. Government/Credit Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index.

  FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

  In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of August 31, 2007, the fund's dollar-weighted average maturity was approximately 2.4 years and the index's dollar-weighted average maturity was approximately 1.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

  Prospectus

  Fund Basics - continued

  FMR allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

  FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

  FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.


  To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

  FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

  If FMR's strategies do not work as intended, the fund may not achieve its objective.

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  Principal Investment Risks

  Many factors affect each Advisor Freedom Fund's performance. Each Advisor Freedom Fund's share price and Advisor Freedom Income's yield change daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Advisor Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, an Advisor Freedom Fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

  There is additional risk for each Advisor Freedom Fund with respect to aggregation of holdings of underlying Fidelity fund holdings, which may result in an Advisor Freedom Fund indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Advisor Freedom Fund's returns. The Advisor Freedom Funds do not control the investments of the underlying Fidelity funds and any indirect concentration is a result of the underlying Fidelity funds pursuing their own investment objectives.

  Prospectus

  Each Advisor Freedom Fund is exposed to the risks associated with the underlying funds in which it invests. The following factors can significantly affect an Advisor Freedom Fund's performance:

  Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

  Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

  Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities index.

  Prospectus

  Fund Basics - continued

  Foreign Exposure. Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

  Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.


  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

  Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

  The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

  Prospectus

  Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

  Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

  Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

  Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

  Prospectus

  Fund Basics - continued

  "Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

  "Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

  Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

  Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, political, tax, and other regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

  In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect an Advisor Freedom Fund's performance and the fund may not achieve its investment objective.

  Fundamental Investment Policies

  The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

  Advisor Freedom Income Fund seeks high total return with a secondary objective of principal preservation.

  Each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

  Prospectus

  Valuing Shares

  Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

  A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing Institutional Class's NAV.

  NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

  To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

  The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. A money market underlying Fidelity fund's assets are valued on the basis of amortized cost. Other underlying Fidelity fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying Fidelity fund or if the value of a security held by an underlying Fidelity fund has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities held by an underlying Fidelity fund is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans held by an underlying fund, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of an underlying fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each Advisor Freedom Fund and each underlying fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

  Prospectus

  Shareholder Information

  Buying and Selling Shares

  General Information

  You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Buying and Selling Information
Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081 Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

  You should include the following information with any order to buy, sell, or exchange shares:

  Your name;

  Your account number;

  Name of fund whose shares you want to buy or sell; and

  Dollar amount or number of shares you want to buy or sell.

  Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

  A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

  B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

  There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

  Prospectus

  Shareholder Information - continued

  Excessive Trading Policy

  A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

  Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

  The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

  Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

  Exceptions

  The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

  Prospectus

  Omnibus Accounts

  Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

  Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

  If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

  Retirement Plans

  For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

  Qualified Wrap Programs

  Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

  Prospectus

  Shareholder Information - continued

  Other Information about the Excessive Trading Policy

  Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

  Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

  As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

  Buying Shares

  Institutional Class shares are offered to:

  1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

  2. Insurance company separate accounts;

  3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

  4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

  5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

  6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity; and

  Prospectus

  7. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs.

  The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

  Your shares will be bought at the next NAV calculated after your order is received in proper form.

  It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

  Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary.

  Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

  Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.







  If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

  Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

  Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.



  Selling Shares

  The price to sell one share of Institutional Class is the class's NAV.


  Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

  It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

  Prospectus

  Shareholder Information - continued

  Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary.

  Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

  Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

    You wish to sell more than $100,000 worth of shares;
    The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
    You are requesting that a check be mailed to a different address than the record address;
    You are requesting that redemption proceeds be paid to someone other than the account owner; or
    The redemption proceeds are being transferred to a Fidelity account with a different registration.

  You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

  When you place an order to sell shares, note the following:

    If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
    Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
    Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
    Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
    You will not receive interest on amounts represented by uncashed redemption checks.


    Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  Prospectus


  Exchanging Shares

  An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

  As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

  However, you should note the following policies and restrictions governing exchanges:

    The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
    Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
    Before exchanging into a fund or class, read its prospectus.
    The fund or class you are exchanging into must be available for sale in your state.
    Exchanges may have tax consequences for you.
    If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
    Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  The funds may terminate or modify the exchange privileges in the future.

  Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

  Account Features and Policies

  Features

  The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

  Prospectus

  Shareholder Information - continued

  Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

    To transfer money between a bank account and your fund account.
    You can use electronic funds transfer to:

  - - Make periodic (automatic) purchases of shares.

  - - Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

  Policies

  The following policies apply to you as a shareholder.

  Combination with Advisor Freedom Income Fund. Each Advisor Freedom Fund with a target retirement date may be combined with Advisor Freedom Income, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of an Advisor Freedom Fund with a target retirement date of the combination and any tax consequences.

  Statements that Fidelity sends to you include the following:

    Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
    Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).


  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

  You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

  Prospectus


  You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

  If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

  Fidelity may charge a fee for certain services, such as providing historical account documents.

  Dividends and Capital Gain Distributions

  Each Advisor Freedom Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Advisor Freedom Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

  Each Advisor Freedom Fund with a target retirement date normally pays dividends and capital gain distributions in May and December.

  Advisor Freedom Income normally pays dividends monthly and pays capital gain distributions in May and December.

  Distribution Options

  When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

  1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

  2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

  3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

  4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

  Prospectus

  Shareholder Information - continued

  Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

  If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

  Tax Consequences

  As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

  Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

  For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

  If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

  Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

  Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

  Prospectus

  Fund Services

  Fund Management

  Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

  Strategic Advisers is each Advisor Freedom Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

  FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

  As of December 31, 2007, Strategic Advisers had approximately $166.9 billion in discretionary assets under management.

  As of December 31, 2007, FMR had approximately $1.8 billion in discretionary assets under management.

  As the manager, Strategic Advisers administers the asset allocation program for each Advisor Freedom Fund.

  As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each Advisor Freedom Fund.

  Christopher Sharpe is co-manager of the Advisor Freedom funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

  Jonathan Shelon is co-manager of Advisor Freedom Funds. He has managed Income, 2010, 2020, 2030, and 2040 since July 2003, managed 2005, 2015, 2025, and 2035 since November 2003, and managed 2045 and 2050 since their inception in June 2006. Prior to joining Fidelity Investments in 2001, Mr. Shelon was a quantitative consultant at Callan Associates, Inc.

  The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Mr. Shelon.

  From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

  Prospectus

  Fund Services - continued

  Each Advisor Freedom Fund does not pay a management fee to Strategic Advisers.

  FMR receives no fee for handling the business affairs for each Advisor Freedom Fund and pays the expenses of each Advisor Freedom Fund with limited exceptions.

  The basis for the Board of Trustees approving the management contract and administration agreement for each fund is available in each fund's semi-annual report for the fiscal period ended September 30, 2007.

  Fund Distribution

  Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

  FDC distributes Institutional Class's shares.

  Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), may receive from Strategic Advisers or FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services, and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

  Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

  No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

  Prospectus

  Appendix

  Financial Highlights

  The financial highlights tables are intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

  Advisor Freedom Income - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .43	 .39	 .32	 .23	 .14
Net realized and unrealized gain (loss) 	 (.21)	 .30	 .23	 (.11)	 .37
Total from investment operations 	 .22	 .69	 .55	 .12	 .51
Distributions from net investment income 	 (.43)	 (.38)	 (.29)	 (.21)	 (.10)
Distributions from net realized gain 	 (.07)	 (.08)	 (.04)	 (.01)	 -
Total distributions 	 (.50)H	 (.46)	 (.33)	 (.22)	 (.10)
Net asset value, end of period 	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total ReturnB, C 	 2.00%	 6.72%	 5.39%	 1.21%	 5.16%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%A
Net investment income (loss) 	 4.02%	 3.71%	 3.08%	 2.21%	 2.05%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,119	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate 	 56%	 38%	 21%	 18%	 46%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distribution from net realized gain of $.066 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2005 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .35	 .31	 .28	 .25	 .10
Net realized and unrealized gain (loss) 	 (.32)	 .62	 .76	 .04	 .45
Total from investment operations 	 .03	 .93	 1.04	 .29	 .55
Distributions from net investment income 	 (.28)	 (.25)	 (.22)	 (.18)	 (.06)
Distributions from net realized gain 	 (.16)	 (.18)	 (.05)	 -H	 -
Total distributions 	 (.44)	 (.43)	 (.27)	 (.18)	 (.06)
Net asset value, end of period 	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total ReturnB, C 	 .12%	 8.37%	 9.92%	 2.79%	 5.52%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 2.99%	 2.74%	 2.50%	 2.38%	 2.46%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,645	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate 	 30%	 30%	 34%	 24%	 9%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  Prospectus

  Advisor Freedom 2010 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .36	 .32	 .28	 .26	 .17
Net realized and unrealized gain (loss) 	 (.34)	 .67	 .80	 .05	 .83
Total from investment operations 	 .02	 .99	 1.08	 .31	 1.00
Distributions from net investment income 	 (.33)	 (.29)	 (.24)	 (.20)	 (.07)
Distributions from net realized gain 	 (.19)	 (.20)	 (.06)	 - H	 -
Total distributions 	 (.52)	 (.49)	 (.29) J	 (.21) I	 (.07)
Net asset value, end of period 	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C 	 (.05)%	 8.52%	 9.94%	 2.80%	 10.02%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .01%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .01%	 .08%	 .08%A
Net investment income (loss) 	 2.91%	 2.68%	 2.48%	 2.35%	 2.38%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 39,922	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate 	 15%	 22%	 7%	 5%	 103%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

  J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2015 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .34	 .29	 .25	 .24	 .09
Net realized and unrealized gain (loss) 	 (.36)	 .75	 1.07	 .13	 .56
Total from investment operations 	 (.02)	 1.04	 1.32	 .37	 .65
Distributions from net investment income 	 (.29)	 (.25)	 (.18)	 (.15)	 (.06)
Distributions from net realized gain 	 (.24)	 (.21)	 (.06)	 -H	 -
Total distributions 	 (.54)I	 (.46)	 (.24)	 (.15)	 (.06)
Net asset value, end of period 	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total ReturnB, C 	 (.42)%	 8.90%	 12.36%	 3.52%	 6.52%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 2.71%	 2.46%	 2.18%	 2.27%	 2.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 68,797	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate 	 13%	 11%	 4%	 3%	 5%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  I Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

  Prospectus

  Advisor Freedom 2020 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .32	 .28	 .23	 .23	 .15
Net realized and unrealized gain (loss) 	 (.50)	 .92	 1.36	 .23	 1.25
Total from investment operations 	 (.18)	 1.20	 1.59	 .46	 1.40
Distributions from net investment income 	 (.28)	 (.25)	 (.18)	 (.20)	 (.09)
Distributions from net realized gain 	 (.30)	 (.30)	 (.08)	 -H	 -
Total distributions 	 (.58)	 (.55)I	 (.26)	 (.20)	 (.09)
Net asset value, end of period 	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total ReturnB, C 	 (1.62)%	 9.47%	 13.88%	 4.06%	 14.03%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 2.32%	 2.13%	 1.85%	 2.05%	 1.98%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 87,568	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate 	 10%	 13%	 6%	 1%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2025 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .29	 .25	 .20	 .22	 .08
Net realized and unrealized gain (loss) 	 (.50)	 .91	 1.40	 .24	 .66
Total from investment operations 	 (.21)	 1.16	 1.60	 .46	 .74
Distributions from net investment income 	 (.25)	 (.21)	 (.15)	 (.15)	 (.06)
Distributions from net realized gain 	 (.29)	 (.26)	 (.05)	 - H	 -
Total distributions 	 (.54)	 (.47)	 (.20)	 (.15)	 (.06)
Net asset value, end of period 	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C 	 (1.93)%	 9.60%	 14.69%	 4.25%	 7.42%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10% A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 2.20%	 2.04%	 1.69%	 2.01%	 1.84%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 52,762	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate 	 10%	 3%	 5%	 10%	 6%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  Prospectus

  Advisor Freedom 2030 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .26	 .24	 .18	 .21	 .13
Net realized and unrealized gain (loss) 	 (.64)	 1.09	 1.71	 .31	 1.45
Total from investment operations 	 (.38)	 1.33	 1.89	 .52	 1.58
Distributions from net investment income 	 (.22)	 (.21)	 (.13)	 (.17)	 (.09)
Distributions from net realized gain 	 (.38)	 (.31)	 (.09)	 -H	 -
Total distributions 	 (.60)	 (.52)	 (.22)	 (.17)	 (.09)
Net asset value, end of period 	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total ReturnB, C 	 (3.01)%	 10.08%	 16.10%	 4.50%	 15.83%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .07%A
Net investment income (loss) 	 1.78%	 1.74%	 1.42%	 1.80%	 1.69%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 69,011	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate 	 10%	 8%	 4%	 2%	 2%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period July 24, 2003 (commencement of operations) to March 31, 2004..

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2035 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .24	 .22	 .17	 .21	 .08
Net realized and unrealized gain (loss) 	 (.62)	 1.02	 1.64	 .31	 .72
Total from investment operations 	 (.38)	 1.24	 1.81	 .52	 .80
Distributions from net investment income 	 (.20)	 (.18)	 (.13)	 (.16)	 (.09)
Distributions from net realized gain 	 (.34)	 (.29)	 (.04)	 - H	 -
Total distributions 	 (.54)	 (.46) I	 (.17)	 (.16)	 (.09)
Net asset value, end of period 	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C 	 (3.19)%	 9.98%	 16.45%	 4.87%	 7.98%
Ratios to Average Net Assets E, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 1.76%	 1.72%	 1.45%	 1.96%	 2.04%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 34,162	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate 	 9%	 5%	 4%	 5%	 1%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Amount represents less than $.01 per share.

  I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

  Prospectus

  Advisor Freedom 2040 - Institutional Class

Years ended March 31,	2008	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .25	 .24	 .18	 .21	 .13
Net realized and unrealized gain (loss) 	 (.74)	 1.17	 1.85	 .38	 1.60
Total from investment operations 	 (.49)	 1.41	 2.03	 .59	 1.73
Distributions from net investment income 	 (.23)	 (.21)	 (.14)	 (.17)	 (.10)
Distributions from net realized gain 	 (.40)	 (.33)	 (.07)	 -	 -
Total distributions 	 (.63)	 (.54)H	 (.21)	 (.17)	 (.10)
Net asset value, end of period 	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total ReturnB, C 	 (3.70)%	 10.36%	 16.99%	 5.07%	 17.34%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%	 .01%	 .10%	 .10%A
Expenses net of fee waivers, if any 	 .00%	 .00%	 .00%	 .08%	 .08%A
Expenses net of all reductions 	 .00%	 .00%	 .00%	 .08%	 .08%A
Net investment income (loss) 	 1.72%	 1.73%	 1.43%	 1.75%	 1.78%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 46,457	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate 	 9%	 7%	 4%	 3%	 3%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

  Prospectus

  Appendix - continued

  Advisor Freedom 2045 - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .19	 .14
Net realized and unrealized gain (loss) 	 (.59)	 1.06
Total from investment operations 	 (.40)	 1.20
Distributions from net investment income 	 (.13)	 (.08)
Distributions from net realized gain 	 (.14)	 (.05)
Total distributions 	 (.26)H	 (.13)
Net asset value, end of period 	$ 10.41	$ 11.07
Total ReturnB, C 	 (3.82)%	 12.02%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%A
Expenses net of fee waivers, if any 	 .00%	 .00%A
Expenses net of all reductions 	 .00%	 .00%A
Net investment income (loss) 	 1.68%	 1.56%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,631	$ 629
Portfolio turnover rate 	 22%	 16%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

  Prospectus

  Advisor Freedom 2050 - Institutional Class

Years ended March 31,	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 .18	 .15
Net realized and unrealized gain (loss) 	 (.59)	 1.06
Total from investment operations 	 (.41)	 1.21
Distributions from net investment income 	 (.13)	 (.09)
Distributions from net realized gain 	 (.17)	 (.06)
Total distributions 	 (.30)	 (.15)
Net asset value, end of period 	$ 10.35	$ 11.06
Total ReturnB, C 	 (4.02)%	 12.16%
Ratios to Average Net AssetsE, G
Expenses before reductions 	 .00%	 .00%A
Expenses net of fee waivers, if any 	 .00%	 .00%A
Expenses net of all reductions 	 .00%	 .00%A
Net investment income (loss) 	 1.64%	 1.70%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,882	$ 982
Portfolio turnover rate 	 25%	 4%A

  A Annualized

  B Total returns for periods of less than one year are not annualized.

  C Total returns would have been lower had certain expenses not been reduced during the periods shown.

  D Calculated based on average shares outstanding during the period.

  E Amounts do not include the activity of the underlying funds.

  F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

  G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

  Prospectus

  Notes

  Notes

  Notes

  Notes

  Notes

  Notes

  IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

  You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

  For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

  The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

  Investment Company Act of 1940, File Number, 811-06440

  FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

  Fidelity, Fidelity Investments & (Pyramid) Design, Directed Dividends, Fidelity Advisor Money Line, Strategic Advisers, Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund are registered trademarks of FMR LLC.

  Portfolio Advisory Services is a service mark of FMR LLC.

  Geode is a registered trademark of Geode Capital Management, LLC.

  The third party marks appearing above are the marks of their respective owners.

  1.784493.107 AFFI-pro-0508

  Fidelity Advisor Freedom Funds®

  Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®,
  Fidelity Advisor Freedom 2010 Fund  ®, Fidelity Advisor Freedom 2015 Fund®,
  Fidelity Advisor Freedom 2020 Fund  ®, Fidelity Advisor Freedom 2025 Fund®,
  Fidelity Advisor Freedom 2030 Fund  ®, Fidelity Advisor Freedom 2035 Fund®,
  Fidelity Advisor Freedom 2040 Fund  ®, Fidelity Advisor Freedom 2045 Fund®,
  and Fidelity Advisor Freedom 2050 Fund  ®

  Funds of Fidelity Aberdeen Street Trust

  Class A, Class T, Class B, Class C, and Institutional Class

  STATEMENT OF ADDITIONAL INFORMATION

  May 29, 2008

  This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

  To obtain a free additional copy of a prospectus or SAI, dated May 29, 2008, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

  (fidelity_logo_graphic)

  82 Devonshire Street, Boston, MA 02109

  AFF/AFFI-ptb-0508
  1.777736.107

  INVESTMENT POLICIES AND LIMITATIONS

  The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of an Advisor Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Advisor Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Advisor Freedom Fund's investment policies and limitations.

  An Advisor Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

  The following are each fund's fundamental investment limitations set forth in their entirety.

  Diversification

  For each fund:

  The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

  Senior Securities

  For each fund:

  The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

  Borrowing

  For each fund:

  The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

  Underwriting

  For each fund:

  The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

  Concentration

  For each fund:

  The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

  Real Estate

  For each fund:

  The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

  Commodities

  For each fund:

  The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

  Loans

  For each fund:

  The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

  The following investment limitations are not fundamental and may be changed without shareholder approval.

  Short Sales

  For each fund:

  The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  Margin Purchases

  For each fund:

  The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  Borrowing

  For each fund:

  The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

  Illiquid Securities

  For each fund:

  The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

  Loans

  For each fund:

  The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

  In addition to each fund's fundamental and non-fundamental limitations discussed above:

  For a fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page <Click Here>.

  Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Advisor Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting an Advisor Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

  In accordance with each Advisor Freedom Fund's investment program as set forth in the prospectus, an Advisor Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. While each Advisor Freedom Fund does not intend to concentrate its investments in a particular industry, an Advisor Freedom Fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds. Each of the underlying Fidelity funds (other than Institutional Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry. As described in the prospectus, Institutional Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.

  Investment Practices of the Advisor Freedom Funds

  The following pages contain more detailed information about types of instruments in which an Advisor Freedom Fund may invest, strategies Strategic Advisers®, Inc. (Strategic Advisers) may employ in pursuit of an Advisor Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an Advisor Freedom Fund achieve its goal.

  Borrowing. Each Advisor Freedom Fund may borrow from banks or from other funds advised by Fidelity Management & Research Company (FMR) or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

  Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

  Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

  Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

  For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

  Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

  Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

  The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

  Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

  Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

  The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

  The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

  Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

  Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

  Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

  Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

  Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

  Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

  In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

  Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

  If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness.

  Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

  Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR, on behalf of Strategic Advisers, determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

  Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

  Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

  Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Advisor Freedom Funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Advisor Freedom Funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR on behalf of Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

  Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC.

  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

  Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

  Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, Strategic Advisers may rely on FMR's or its affiliates' evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

  Temporary Defensive Policies. Each of the Advisor Freedom Funds reserves the right to invest without limitation in Institutional Money Market Portfolio for temporary, defensive purposes.

  Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

  The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

  Investment Practices of the Underlying Fidelity Funds

  The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR or Geode Capital Management, LLC (Geode®), as applicable, may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR or Geode, as applicable, may not buy all of these instruments or use all of these techniques unless it believes that doing so will help an underlying Fidelity fund achieve its goal.

  Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

  Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

  Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

  Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

  Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

  Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.


  Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

  Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

  Countries and Markets Not Considered to Be Emerging. For purposes of Total Bond, as of August 31, 2007, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

  Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

  Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

  Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

  For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

  Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

  The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

  Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

  Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

  Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

  It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in OTC markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

  Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

  Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

  American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

  The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

  Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

  Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

  Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

  A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

  Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

  Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

  From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

  The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

  Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

  In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

  If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

  Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

  Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

  The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

  Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

  Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

  In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

  There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

  Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

  Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

  The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

  The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

  Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

  Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

  Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

  Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

  Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

  Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

  Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

  A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

  A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

  Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

  Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

  The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

  Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

  Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

  Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

  Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, or commodities or commodities indices, and some are based on indices of securities prices, such as the S&P 500, and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. The fund may realize a gain or loss by closing out its futures contracts.

  Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

  Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

  The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as an FCM, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

  Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

  Advisor Dividend Growth, Advisor Diversified International, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Overseas, Advisor Small Cap, and Small Cap Opportunities will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  Advisor Government Income limits its futures investments to futures contracts relating to U.S. Government securities.

  Advisor High Income Advantage will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes".

  Geode intends to follow certain limitations on Fidelity® 100 Index's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

  Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

  The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

  The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

  Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

  Advisor Dividend Growth, Advisor Diversified International, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Overseas, Advisor Small Cap, and Small Cap Opportunities will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes".

  Advisor High Income Advantage will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes".

  Advisor Government Income limits its options investments to options contracts relating to U.S. Government securities.

  Geode intends to follow certain limitations on Fidelity 100 Index's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI may be changed as regulatory agencies permit.

  There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

  Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

  Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

  Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

  Swap Agreements (except Fidelity 100 Index). Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

  Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

  In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

  Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

  If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

  Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

  Swap Agreements (Fidelity 100 Index only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, Fidelity 100 Index would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

  Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with Standard & Poor's 100 Index (S&P 100®). Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

  Geode also intends to follow certain other limitations on Fidelity 100 Index's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to Structured Notes.

  Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR or Geode determines the liquidity of each fund's (except Fidelity 100 Index) investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages Fidelity 100 Index to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

  Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

  Indexed Securities (Fidelity 100 Index). Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 100 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 100 as accurately as direct investments in the S&P 100.

  Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

  Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

  Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones A&G Commodity Index.

  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

  The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury, and certain other U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

  Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

  Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

  Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

  Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

  A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

  Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

  Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

  The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

  Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

  A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

  Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

  Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

  Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

  The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

  To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

  Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

  Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

  Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

  Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

  Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

  Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Fidelity 100 Index and Strategic Real Return, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for Fidelity 100 Index and Strategic Real Return, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

  Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including FBS LLC. FBS LLC is a member of the NYSE and an indirect subsidiary of FMR LLC. Fidelity 100 Index and Strategic Real Return will not lend securities to Geode or its affiliates.

  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

  Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

  Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

  The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

  Fidelity 100 Index may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

  Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

  Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

  Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

  A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

  Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

  Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

  Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

  Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

  Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

  Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

  Temporary Defensive Policies. Each of Advisor Diversified International, Advisor Dividend Growth, Advisor Equity Growth, Advisor Equity Income, Advisor Growth & Income, Advisor Large Cap, Advisor Mid Cap, Advisor Overseas, Advisor Small Cap, Fidelity 100 Index, and Small Cap Opportunities reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

  Each of Advisor Government Income, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Strategic Real Return, and Fidelity Total Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

  Advisor High Income Advantage reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

  Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

  The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

  Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

  Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

  When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

  When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

  A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

  Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

  The following pages contain detailed information about special considerations of underlying international Fidelity funds, in which certain Advisor Freedom Funds may invest.

  SPECIAL CONSIDERATIONS REGARDING CANADA

  Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

  Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

  The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

  SPECIAL CONSIDERATIONS REGARDING EUROPE

  The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

  While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

  Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration.

  It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

  In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

  Economic. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU's economic growth has been below that of the United States most years since 1990, although recent performance has been strong, and the economic performance of certain of its members continues to be a matter of serious concern to policy makers.

  As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

  Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits. Recently, the euro has been at historic highs.

  Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

  Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

  Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital.

  SPECIAL CONSIDERATIONS REGARDING JAPAN

  Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

  Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. At present, the Japanese economy could be recovering from this long recession, although uncertainties about its recovery remain. Japan's huge government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses are some of the major long-term problems.

  Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan's economic growth is significantly driven by its exports. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

  A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists.

  SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

  Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

  Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

  Korea. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea have improved recently, these relations still remain tense and the possibility of military action between two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. The Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation.

  China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

  Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. The region is heavily dependent on exports and is thus particularly vulnerable to any weakening in global demand for these products.

  Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again.

  SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

  As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States. Accordingly, these countries may be sensitive to fluctuations in U.S. demand and changes in U.S. market conditions.

  A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

  SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

  Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

  Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

  Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

  Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

  In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

  SPECIAL CONSIDERATIONS REGARDING RUSSIA

  Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

  Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

  Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

  Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

  Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

  The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

  Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors.

  PORTFOLIO TRANSACTIONS

  All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Advisor Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Advisor Freedom Fund's management contract. An Advisor Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. Strategic Advisers may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

  Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

  The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Advisor Freedom Funds, respectively. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

  The Selection of Brokers

  In selecting brokers or dealers (including affiliates of Strategic Advisers) to execute each fund's portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to each Advisor Freedom Fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

  The Acquisition of Brokerage and Research Products and Services

  Brokers (who are not affiliates of Strategic Advisers) that execute transactions for each Advisor Freedom Fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

  Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. Strategic Advisers may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the funds.

  Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

  Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

  Benefit to Strategic Advisers. Strategic Advisers' expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

  Strategic Advisers' Decision-Making Process. Before causing an Advisor Freedom Fund fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for a fund or Strategic Advisers' overall responsibilities to a fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither Strategic Advisers nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers and its affiliates in terms of its overall investment responsibilities to each Advisor Freedom Fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

  Hard Dollar Research Contracts. Strategic Advisers has arrangements with certain third-party research providers and brokers through whom Strategic Advisers effects fund trades, whereby Strategic Advisers may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers may cause an Advisor Freedom Fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers, or that may be available from another broker. Strategic Advisers views its hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. Strategic Advisers' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

  Affiliated Transactions

  Strategic Advisers may place trades with certain brokers, including National Financial Services LLC (NFS), with whom it is under common control provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

  The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

  Trade Allocation

  Although the Trustees and officers of each Advisor Freedom Fund are substantially the same as those of other funds managed by Strategic Advisers or its affiliates, investment decisions for each Advisor Freedom Fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

  When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases adherence on these procedures could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

  Commissions Paid

  A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

  For the fiscal periods ended March 31, 2008 and 2007, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2008	2007
Advisor Freedom Income	 56%	 38%
Advisor Freedom 2005	 30%	 30%
Advisor Freedom 2010	 15%	 22%
Advisor Freedom 2015	 13%	 11%
Advisor Freedom 2020	 10%	 13%
Advisor Freedom 2025	 10%	 3%
Advisor Freedom 2030	 10%	 8%
Advisor Freedom 2035	 9%	 5%
Advisor Freedom 2040	 9%	 7%
Advisor Freedom 2045	 22%	 16%A,B
Advisor Freedom 2050	 25%	 4%A,B

  A Annualized

  B Fund commenced operations on June 1, 2006.

  For the fiscal years ended March 31, 2008, 2007, and 2006, each fund paid no brokerage commissions.

  For the fiscal year ended March 31, 2008, each fund paid no brokerage commissions to firms for providing research services.

  VALUATION

  Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

  The assets of each Advisor Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs.

  Valuation of Underlying Fidelity Funds

  Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

  Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

  Futures contracts and options are valued on the basis of market quotations, if available.

  Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

  Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

  The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

  Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

  Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

  Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

  Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

  The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

  Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

  Securities of other open-end investment companies are valued at their respective NAVs.

  At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

  BUYING, SELLING, AND EXCHANGING INFORMATION

  A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

  Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

  DISTRIBUTIONS AND TAXES

  Dividends. A portion of each Advisor Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Advisor Freedom Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met), or may be exempt from state and local taxation to the extent that they are derived from certain U.S. Government securities and meet certain requirements.

  Capital Gain Distributions. Each Advisor Freedom Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

  Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

  Tax Status of the Funds. Each Advisor Freedom Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Advisor Freedom Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

  Ten to fifteen years after an Advisor Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Advisor Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Advisor Freedom Fund with a target retirement date will be combined with the assets of Advisor Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of an Advisor Freedom Fund with a target retirement date.

  Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Advisor Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether an Advisor Freedom Fund is suitable to their particular tax situation.

  TRUSTEES AND OFFICERS

  The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

  The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

  Interested Trustees*:

  Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

  Year of Election or Appointment: 1991

  Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

  Year of Election or Appointment: 2007

  Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

  * Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

  Independent Trustees:

  Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

  Year of Election or Appointment: 2005

  Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

  Year of Election or Appointment: 2006

  Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

  Year of Election or Appointment: 2004

  Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

  Year of Election or Appointment: 2007

  Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

  Year of Election or Appointment: 2001

  Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

  Year of Election or Appointment: 2000

  Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

  Year of Election or Appointment: 2005

  Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

  Year of Election or Appointment: 2001

  Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

  Year of Election or Appointment: 2005

  Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

  Advisory Board Members and Executive Officers**:

  Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

  Year of Election or Appointment: 2008

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

  Year of Election or Appointment: 2008

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

  Year of Election or Appointment: 2003

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

  Year of Election or Appointment: 2007

  Member of the Advisory Board of Fidelity Aberdeen Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

  Year of Election or Appointment: 2007

  President and Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (51)

  Year of Election or Appointment: 2007

  Vice President of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present) and Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

  Year of Election or Appointment: 2005 or 2006

  Vice President of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Eric D. Roiter (59)

  Year of Election or Appointment: 2003 or 2006

  Secretary of Advisor Freedom Income (2003), Advisor Freedom 2005 (2003), Advisor Freedom 2010 (2003), Advisor Freedom 2015 (2003), Advisor Freedom 2020 (2003), Advisor Freedom 2025 (2003), Advisor Freedom 2030 (2003), Advisor Freedom 2035 (2003), Advisor Freedom 2040 (2003), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). He also serves as Secretary of other Fidelity funds; Senior Vice President (2007-present), General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President of FMR Co., Inc. (2001-2007) and FMR (1997-2007), and Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

  Year of Election or Appointment: 2008

  Assistant Secretary of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

  Year of Election or Appointment: 2006

  Anti-Money Laundering (AML) officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (59)

  Year of Election or Appointment: 2006

  Chief Financial Officer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

  Year of Election or Appointment: 2004 or 2006

  Chief Compliance Officer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (46)

  Year of Election or Appointment: 2005 or 2006

  Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

  Year of Election or Appointment: 2005 or 2006

  Deputy Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Robert G. Byrnes (41)

  Year of Election or Appointment: 2005 or 2006

  Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

  Year of Election or Appointment: 2004 or 2006

  Assistant Treasurer of Advisor Freedom Income (2004), Advisor Freedom 2005 (2004), Advisor Freedom 2010 (2004), Advisor Freedom 2015 (2004), Advisor Freedom 2020 (2004), Advisor Freedom 2025 (2004), Advisor Freedom 2030 (2004), Advisor Freedom 2035 (2004), Advisor Freedom 2040 (2004), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

  Year of Election or Appointment: 2007

  Assistant Treasurer of Advisor Freedom Income, Advisor Freedom 2005, Advisor Freedom 2010, Advisor Freedom 2015, Advisor Freedom 2020, Advisor Freedom 2025, Advisor Freedom 2030, Advisor Freedom 2035, Advisor Freedom 2040, Advisor Freedom 2045, and Advisor Freedom 2050. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

  Year of Election or Appointment: 2005 or 2006

  Assistant Treasurer of Advisor Freedom Income (2005), Advisor Freedom 2005 (2005), Advisor Freedom 2010 (2005), Advisor Freedom 2015 (2005), Advisor Freedom 2020 (2005), Advisor Freedom 2025 (2005), Advisor Freedom 2030 (2005), Advisor Freedom 2035 (2005), Advisor Freedom 2040 (2005), Advisor Freedom 2045 (2006), and Advisor Freedom 2050 (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

  ** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

  Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

  The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended March 31, 2008, the committee held 13 meetings.

  The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended March 31, 2008, the committee held four meetings.

  The Board of Trustees has established three Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Mr. Dirks), the Equity II Committee (composed of Messrs. Stavropoulos (Chair), and Lautenbach), and the Fixed-Income and Asset Allocation Committee (composed of Messrs. Wolfe (Chair), Gamper, and Keyes, Dr. Heilmeier and Ms. Knowles). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income and Asset Allocation Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues. The Equity I Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to November 2007, the three Fund Oversight Committees were the Equity Committee; the Fixed-Income, International, and Special Committee; and the Select and Asset Allocation Committee. During the fiscal year ended March 31, 2008, the Equity Committee held seven meetings, the Fixed-Income, International, and Special Committee held nine meetings, the Select and Asset Allocation Committee held seven meetings, the Equity I Committee held three meetings, the Equity II Committee held four meetings, and the Fixed-Income and Asset Allocation Committee held four meetings.

  The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small) and the Fixed-Income Contract Committee (composed of Messrs. Wolfe (Chair), Gamper, and Keyes, Dr. Heilmeier, and Ms. Knowles). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended March 31, 2008, the Equity Contract Committee held three meetings and the Fixed-Income Contract Committee held four meetings.

  The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Gamper, and Stavropoulos, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended March 31, 2008, the Shareholder, Distribution and Brokerage Committee held 12 meetings.

  The Audit Committee is composed of Ms. Knowles (Chair), Dr. Heilmeier, and Messrs. Keyes and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR LLC, and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR LLC (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended March 31, 2008, the committee held 15 meetings.

  The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair), Stavropoulos, and Wolfe. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended March 31, 2008, the committee held 11 meetings.

  The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Stavropoulos and Wolfe) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended March 31, 2008, the committee held seven meetings.

  The Proxy Voting Committee is composed of Messrs. Gamper (Chair), Dirks, and Keyes. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended March 31, 2008, the committee held three meetings.

  The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2007.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	James C. Curvey
Advisor Freedom Income	none	none
Advisor Freedom 2005	none	none
Advisor Freedom 2010	none	none
Advisor Freedom 2015	none	none
Advisor Freedom 2020	none	none
Advisor Freedom 2025	none	none
Advisor Freedom 2030	none	none
Advisor Freedom 2035	none	none
Advisor Freedom 2040	none	none
Advisor Freedom 2045	none	none
Advisor Freedom 2050	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	James H. Keyes	Marie L. Knowles
Advisor Freedom Income	none	none	none	none	none
Advisor Freedom 2005	none	none	none	none	none
Advisor Freedom 2010	none	none	none	none	none
Advisor Freedom 2015	none	none	none	none	none
Advisor Freedom 2020	none	none	none	none	none
Advisor Freedom 2025	none	none	none	none	none
Advisor Freedom 2030	none	none	none	none	none
Advisor Freedom 2035	none	none	none	none	none
Advisor Freedom 2040	none	none	none	none	none
Advisor Freedom 2045	none	none	none	none	none
Advisor Freedom 2050	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Advisor Freedom Income	none	none	none	none
Advisor Freedom 2005	none	none	none	none
Advisor Freedom 2010	none	none	none	none
Advisor Freedom 2015	none	none	none	none
Advisor Freedom 2020	none	none	none	none
Advisor Freedom 2025	none	none	none	none
Advisor Freedom 2030	none	none	none	none
Advisor Freedom 2035	none	none	none	none
Advisor Freedom 2040	none	none	none	none
Advisor Freedom 2045	none	none	none	none
Advisor Freedom 2050	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

  The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended March 31, 2008, or calendar year ended December 31, 2007, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.	George H. Heilmeier	Arthur E. Johnson[2]	James H. Keyes	Marie L. Knowles	Alan J. Lacy[3]
Advisor Freedom Income	$ 35	$ 34	$ 34	$ 11	$ 34	$ 39	$ 10
Advisor Freedom 2005	$ 28	$ 27	$ 27	$ 9	$ 27	$ 31	$ 9
Advisor Freedom 2010	$ 168	$ 160	$ 163	$ 49	$ 162	$ 187	$ 48
Advisor Freedom 2015	$ 196	$ 186	$ 189	$ 59	$ 189	$ 218	$ 57
Advisor Freedom 2020	$ 359	$ 341	$ 347	$ 104	$ 346	$ 400	$ 101
Advisor Freedom 2025	$ 183	$ 174	$ 177	$ 57	$ 177	$ 203	$ 56
Advisor Freedom 2030	$ 250	$ 237	$ 241	$ 74	$ 240	$ 277	$ 72
Advisor Freedom 2035	$ 102	$ 97	$ 99	$ 33	$ 98	$ 113	$ 33
Advisor Freedom 2040	$ 192	$ 183	$ 186	$ 56	$ 185	$ 214	$ 54
Advisor Freedom 2045	$ 12	$ 11	$ 11	$ 5	$ 11	$ 12	$ 5
Advisor Freedom 2050	$ 12	$ 12	$ 12	$ 5	$ 12	$ 13	$ 5
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 370,250	$ 356,750	$ 360,750	$ 0	$ 359,250	$ 422,750	$ 0
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Joseph Mauriello[4]	Cornelia M. Small	William S. Stavropoulos	David M. Thomas[5]	Michael E. Wiley[6]	Kenneth L. Wolfe
Advisor Freedom Income	$ 46	$ 27	$ 34	$ 40	$ 20	$ 20	$ 35
Advisor Freedom 2005	$ 36	$ 21	$ 27	$ 32	$ 16	$ 16	$ 28
Advisor Freedom 2010	$ 217	$ 125	$ 162	$ 190	$ 91	$ 91	$ 164
Advisor Freedom 2015	$ 253	$ 147	$ 189	$ 222	$ 108	$ 108	$ 191
Advisor Freedom 2020	$ 464	$ 267	$ 347	$ 407	$ 194	$ 194	$ 351
Advisor Freedom 2025	$ 236	$ 139	$ 177	$ 207	$ 103	$ 103	$ 179
Advisor Freedom 2030	$ 322	$ 188	$ 241	$ 283	$ 138	$ 138	$ 244
Advisor Freedom 2035	$ 131	$ 79	$ 99	$ 115	$ 59	$ 59	$ 100
Advisor Freedom 2040	$ 248	$ 144	$ 186	$ 218	$ 104	$ 104	$ 188
Advisor Freedom 2045	$ 14	$ 10	$ 11	$ 13	$ 8	$ 8	$ 11
Advisor Freedom 2050	$ 16	$ 10	$ 12	$ 14	$ 8	$ 8	$ 12
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 494,750	$ 179,250	$ 365,750	$ 418,500	$ 97,500	$ 97,500	$ 366,250

  1 Edward C. Johnson 3d, James C. Curvey, and Peter S. Lynch are interested persons and are compensated by FMR.

  2 Effective January 1, 2008, Mr. Arthur E. Johnson serves as a Member of the Advisory Board.

  3 Effective January 1, 2008, Mr. Lacy serves as a Member of the Advisory Board.

  4 Effective July 1, 2007, Mr. Mauriello serves as a Member of the Advisory Board.

  5 Effective October 1, 2007, Mr. Thomas serves as a Member of the Advisory Board.

  6 Effective October 1, 2007, Mr. Wiley serves as a Member of the Advisory Board.

  A Reflects compensation received for the calendar year ended December 31, 2007 for 373 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2007, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $158,875; Albert R. Gamper, Jr., $155,125; George H. Heilmeier, $155,125; James H. Keyes, $155,125; Marie L. Knowles, $170,125; Ned C. Lautenbach, $205,125; Cornelia M. Small, $155,125; William S. Stavropoulos, $161,375; and Kenneth L. Wolfe, $155,125. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $37,576.

  As of March 31, 2008, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

  As of March 31, 2008, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

  Fidelity Advisor Freedom Income Fund: Class A: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 7.94%; Nationwide Financial, Columbus, OH, 6.15%; Hartford Life, Woodbury, MN, 6.00%; Ameriprise Financial Corporation, Minneapolis, MN, 5.67%.

  Fidelity Advisor Freedom Income Fund: Class T: Citigroup, Inc., New York, NY, 8.25%; Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 7.11%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.09%.

  Fidelity Advisor Freedom Income Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 9.49%; BankAmerica Corp., Charlotte, NC, 7.20%; Ameriprise Financial Corporation, Minneapolis, MN, 6.44%; Lasalle Street Securities, Inc., Chicago, IL, 6.40%.

  Fidelity Advisor Freedom Income Fund: Class C: Merrill Lynch, Jacksonville, FL, 10.55%; Ameriprise Financial Corporation, Lavista, NE, 7.70%; Foothill Securities, Inc, Mountain View, CA, 7.58%.

  Fidelity Advisor Freedom Income Fund: Institutional Class: Bancorpsouth, Inc., Jackson, MS, 10.65%; Wells Fargo Bank, Minneapolis, MN, 10.29%; BancTrust Company Inc., Brewton, AL, 6.31%; Citigroup, Inc., New York, NY, 6.04%; Prudential, Hartford, CT, 5.79%.

  Fidelity Advisor Freedom 2005 Fund: Class A: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 6.16%; Nationwide Financial, Columbus, OH, 5.13%.

  Fidelity Advisor Freedom 2005 Fund: Class T: Merrill Lynch, Jacksonville, FL, 10.24%; Citigroup, Inc., New York, NY, 9.06%.

  Fidelity Advisor Freedom 2005 Fund: Class B: The Concord Equity Group, Iselin, NJ, 9.99%; ING, El Segundo, CA, 6.14%.

  Fidelity Advisor Freedom 2005 Fund: Class C: Merrill Lynch, Jacksonville, FL, 8.46%; Wells Fargo Bank, San Francisco, CA, 7.33%; Ameriprise Financial Corporation, Minneapolis, MN, 7.14%.

  Fidelity Advisor Freedom 2005 Fund: Institutional Class: BancTrust Company Inc., Brewton, AL, 21.93%; Pension Planners Securities, Inc., Sacramento, CA, 9.27%; Ferris Baker Watts, Washington, DC, 7.95%; Old National Bancorp, Evansville, IN, 7.39%; Citigroup, Inc., New York, NY, 7.24%; Regions Financial Corporation, Memphis, TN, 5.97%; Bancorpsouth, Inc., Jackson, MS, 5.37%.

  Fidelity Advisor Freedom 2010 Fund: Class A: Nationwide Financial, Columbus, OH, 9.46%; Ameriprise Financial Corporation, Minneapolis, MN, 5.27%.

  Fidelity Advisor Freedom 2010 Fund: Class T: Reliance Trust Co., Atlanta, GA, 8.89%; Citigroup, Inc., New York, NY, 6.73%; Morgan Stanley & Co Inc., Jersey City, NJ, 6.17%.

  Fidelity Advisor Freedom 2010 Fund: Class B: Ameriprise Financial Corporation, Minneapolis, MN, 9.46%; BankAmerica Corp., Charlotte, NC, 7.33%; Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 7.21%; Stern Agee Leech, Birmingham, AL, 5.62%.

  Fidelity Advisor Freedom 2010 Fund: Class C: Ameriprise Financial Corporation, Minneapolis, MN, 7.80%; Merrill Lynch, Jacksonville, FL, 7.29%.

  Fidelity Advisor Freedom 2010 Fund: Institutional Class: Regions Financial Corporation, Memphis, TN, 8.12%; Howe Barnes Investments Inc., Chicago, IL, 6.86%; Southwest Bancorp, Houston, TX, 5.69%.

  Fidelity Advisor Freedom 2015 Fund: Class A: Nationwide Financial, Columbus, OH, 10.20%; First Command Financial Planning Inc., Fort Worth, TX, 5.15%.

  Fidelity Advisor Freedom 2015 Fund: Class T: Citigroup, Inc., New York, NY, 10.39%; Merrill Lynch, Jacksonville, FL, 5.14%.

  Fidelity Advisor Freedom 2015 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 14.68%; Ameriprise Financial Corporation, Minneapolis, MN, 8.06%; BankAmerica Corp., Charlotte, NC, 6.59%.

  Fidelity Advisor Freedom 2015 Fund: Class C, Merrill Lynch, Jacksonville, FL, 8.00%; Ameriprise Financial Corporation, Minneapolis, MN, 6.17%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.92%; Citigroup, Inc., New York, NY, 5.65%; Ameriprise Financial Corporation, Lavista, NE, 5.01%.

  Fidelity Advisor Freedom 2015 Fund: Institutional Class: American Securities Group Inc., Boca Raton, FL, 21.00%; Fidelity Investments Institutional Services Co., Boston, MA, 12.00%; Regions Financial Corporation, Memphis, TN, 7.12%; Ferris Baker Watts, Washington, DC, 5.14%; Bancorpsouth, Inc., Jackson, MS, 5.01%.

  Fidelity Advisor Freedom 2020 Fund: Class A: Nationwide Financial, Columbus, OH, 8.77%; First Command Financial Planning Inc., Fort Worth, TX, 5.31%.

  Fidelity Advisor Freedom 2020 Fund: Class T: Reliance Trust Co., Atlanta, GA, 8.77%; Citigroup, Inc., New York, NY, 7.02%.

  Fidelity Advisor Freedom 2020 Fund: Class B: BankAmerica Corp., Charlotte, NC, 15.00%; Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 9.27%; Ameriprise Financial Corporation, Minneapolis, MN, 6.96%; Citigroup, Inc., New York, NY, 5.00%.

  Fidelity Advisor Freedom 2020 Fund: Class C: Merrill Lynch, Jacksonville, FL, 8.41%; ING, El Segundo, CA, 6.11%; Ameriprise Financial Corporation, Minneapolis, MN, 5.13%.

  Fidelity Advisor Freedom 2020 Fund: Institutional Class: Pension Planners Securities, Inc., Sacramento, CA, 7.65%; Southwest Bancorp, Houston, TX, 6.26%; Regions Financial Corporation, Memphis, TN, 6.24%.

  Fidelity Advisor Freedom 2025 Fund: Class A: UBS AG, Jersey City, NJ, 8.79%; Nationwide Financial, Columbus, OH, 7.87%; First Command Financial Planning Inc., Fort Worth, TX, 5.06%.

  Fidelity Advisor Freedom 2025 Fund: Class T: Citigroup, Inc., New York, NY, 11.05%; American United Life Insurance Company, Indianapolis, IN, 5.83%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.65%.

  Fidelity Advisor Freedom 2025 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 16.59%; Ameriprise Financial Corporation, Minneapolis, MN, 6.99%; BankAmerica Corp., Charlotte, NC, 5.96%.

  Fidelity Advisor Freedom 2025 Fund: Class C: Merrill Lynch, Jacksonville, FL, 7.94%; Morgan Stanley & Co Inc., Jersey City, NJ, 6.17%; Ameriprise Financial Corporation, Minneapolis, MN, 5.54%; Citigroup, Inc., New York, NY, 5.18%.

  Fidelity Advisor Freedom 2025 Fund: Institutional Class: Regions Financial Corporation, Memphis, TN, 19.02%; American Securities Group Inc., Boca Raton, FL, 8.23%; Ferris Baker Watts, Washington, DC, 6.67%; Bancorpsouth, Inc., Jackson, MS, 6.65%; UBS AG, Jersey City, NJ, 5.45%; Citigroup, Inc., New York, NY, 5.34%.

  Fidelity Advisor Freedom 2030 Fund: Class A: Nationwide Financial, Columbus, OH, 8.40%; First Command Financial Planning Inc., Fort Worth, TX, 5.73%.

  Fidelity Advisor Freedom 2030 Fund: Class T: Reliance Trust Co., Atlanta, GA, 8.49%; Citigroup, Inc., New York, NY, 6.54%; American United Life Insurance Company, Indianapolis, IN, 5.09%.

  Fidelity Advisor Freedom 2030 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 13.69%; BankAmerica Corp., Charlotte, NC, 10.44%; Ameriprise Financial Corporation, Minneapolis, MN, 7.68%.

  Fidelity Advisor Freedom 2030 Fund: Class C: Merrill Lynch, Jacksonville, FL, 7.84%; LPL Financial, San Diego, CA, 5.73%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.37%; RBC Dain Rauscher Corp., Minneapolis, MN, 5.07%.

  Fidelity Advisor Freedom 2030 Fund: Institutional Class: Southwest Bancorp, Houston, TX, 8.22%; Regions Financial Corporation, Memphis, TN, 8.20%; Ferris Baker Watts, Washington, DC, 6.89%; NRP Financial, Inc, Bryan, OH, 5.88%.

  Fidelity Advisor Freedom 2035 Fund: Class A: Nationwide Financial, Columbus, OH, 8.05%.

  Fidelity Advisor Freedom 2035 Fund: Class T: Citigroup, Inc., New York, NY, 10.43%; American United Life Insurance Company, Indianapolis, IN, 7.01%; Morgan Stanley & Co Inc., Jersey City, NJ, 6.59%.

  Fidelity Advisor Freedom 2035 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 22.82%; Ameriprise Financial Corporation, Minneapolis, MN, 6.31%; BankAmerica Corp., Charlotte, NC, 5.91%.

  Fidelity Advisor Freedom 2035 Fund: Class C: Ameriprise Financial Corporation, Minneapolis, MN, 6.92%; LPL Financial, San Diego, CA, 6.39%; Morgan Stanley & Co Inc., Jersey City, NJ, 6.36%; Merrill Lynch, Jacksonville, FL, 5.40%.

  Fidelity Advisor Freedom 2035 Fund: Institutional Class: Regions Financial Corporation, Memphis, TN, 18.99%; AXA Financial, New York, NY, 11.82%; Ferris Baker Watts, Washington, DC, 7.62%; UBS AG, Jersey City, NJ, 7.16%; Bancorpsouth, Inc., Jackson, MS, 5.84%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.61%.

  Fidelity Advisor Freedom 2040 Fund: Class A: Nationwide Financial, Columbus, OH, 8.88%; First Command Financial Planning Inc., Fort Worth, TX, 6.97%; Ameriprise Financial Corporation, Minneapolis, MN, 5.60%.

  Fidelity Advisor Freedom 2040 Fund: Class T: Reliance Trust Co., Atlanta, GA, 8.34%; Citigroup, Inc., New York, NY, 6.64%; American United Life Insurance Company, Indianapolis, IN, 5.07%.

  Fidelity Advisor Freedom 2040 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 21.66%; BankAmerica Corp., Charlotte, NC, 7.29%; Ameriprise Financial Corporation, Minneapolis, MN, 5.63%.

  Fidelity Advisor Freedom 2040 Fund: Class C: LPL Financial, San Diego, CA, 6.29%; Citigroup, Inc., New York, NY, 5.21%; Ameriprise Financial Corporation, Minneapolis, MN, 5.02%.

  Fidelity Advisor Freedom 2040 Fund: Institutional Class: Southwest Bancorp, Houston, TX, 11.42%; NRP Financial, Inc, Bryan, OH, 8.56%; Citigroup, Inc., New York, NY, 5.04%.

  Fidelity Advisor Freedom 2045 Fund: Class A: Citigroup, Inc., New York, NY, 6.06%.

  Fidelity Advisor Freedom 2045 Fund: Class T: Morgan Stanley & Co Inc., Jersey City, NJ, 15.33%; UBS AG, Jersey City, NJ, 5.23%.

  Fidelity Advisor Freedom 2045 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 30.12%; Allstate Life Insurance Company, Lincoln, NE, 5.68%.

  Fidelity Advisor Freedom 2045 Fund: Class C: Mass Mutual, Boston, MA, 14.76%; Great American Investors, Shawnee Mission, KS, 8.11%; Ameriprise Financial Corporation, Minneapolis, MN, 5.05%.

  Fidelity Advisor Freedom 2045 Fund: Institutional Class: Ferris Baker Watts, Washington, DC, 9.33%; AIG, Houston, TX, 7.96%; Morgan Stanley & Co Inc., Jersey City, NJ, 6.22%; AXA Financial, New York, NY, 6.21%.

  Fidelity Advisor Freedom 2050 Fund: Class A: First Command Financial Planning Inc., Fort Worth, TX, 9.25%; UBS AG, Jersey City, NJ, 5.02%.

  Fidelity Advisor Freedom 2050 Fund: Class T: Citigroup, Inc., New York, NY, 6.85%; A.G. Edwards A Div of Wachovia Sec LLC, Saint Louis, MO, 6.85%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.90%; American United Life Insurance Company, Indianapolis, IN, 5.35%.

  Fidelity Advisor Freedom 2050 Fund: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 10.47%; Uvest Financial Services Group Inc., Charlotte, NC, 8.83%; Citizens Financial Group, Inc., Boston, MA, 6.88%; Mutual Service Corporation, West Palm Beach, FL, 5.35%; Ameriprise Financial Corporation, Minneapolis, MN, 5.12%.

  Fidelity Advisor Freedom 2050 Fund: Class C: Lasalle Street Securities, Inc., Chicago, IL, 8.04%; LPL Financial, San Diego, CA, 7.37%; Ameriprise Financial Corporation, Minneapolis, MN, 6.85%; Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 6.78%; Cambridge Investment Research, Inc., Fairfield, IA, 5.15%.

  Fidelity Advisor Freedom 2050 Fund: Institutional Class: Prudential, Hartford, CT, 14.67%; Southwest Bancorp, Houston, TX, 9.94%; Citigroup, Inc., New York, NY, 7.09%; Bank of Ann Arbor, Ann Arbor, MI, 6.72%; Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC, 6.39%; Morgan Stanley & Co Inc., Jersey City, NJ, 5.41%; NRP Financial, Inc, Bryan, OH, 5.15%; New York Life Group, New York, NY, 5.07%.

  CONTROL OF INVESTMENT ADVISERS

  FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and Strategic Advisers. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

  At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

  FMR, Strategic Advisers (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

  MANAGEMENT CONTRACTS

  Each Advisor Freedom Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

  Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

  Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Advisor Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Advisor Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

  Management-Related Expenses. Under the terms of each Advisor Freedom Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Advisor Freedom Fund or each class thereof, as applicable, with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Advisor Freedom Fund's transfer agent agreement, the transfer agent bears these costs. In addition, FMR compensates all officers of each fund and all Trustees who are interested persons of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services, and the cost of administration of each Advisor Freedom Fund's securities lending program.

  Each Advisor Freedom Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

  Management Fees. Each Advisor Freedom Fund does not pay a management fee to Strategic Advisers. Prior to May 19, 2005, for the services of Strategic Advisers under each management contract, each Advisor Freedom Fund (other than Advisor Freedom 2045 and Advisor Freedom 2050, which had not yet commenced operations) paid Strategic Advisers a monthly management fee at the annual rate of 0.10% of its average net assets throughout the month. The management fee paid to Strategic Advisers by each Advisor Freedom Fund was reduced by an amount equal to the fees and expenses paid by each Advisor Freedom Fund to the Independent Trustees.

  FMR receives no fee for the services provided under each administration agreement and pays all other expenses of each Advisor Freedom Fund with limited exceptions. Prior to May 19, 2005, for the services of FMR under each administration agreement, Strategic Advisers paid FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Advisor Freedom Fund, minus an amount equal to an annual rate of 0.02% of that fund's average net assets throughout the month.

  The following table shows the amount of management fees paid by each Advisor Freedom Fund to Strategic Advisers for the past three fiscal years, and the amount of credits reducing management fees for each fund (other than Advisor Freedom 2045 and Advisor Freedom 2050).

Fund	Fiscal Years Ended March 31	Amount of Credits Reducing Management Fees	Management Fees Paid to Strategic Advisers
Advisor Freedom Income	2008+	--	--
	2007+	--	--
	2006+	$ 3	$ 4,883
Advisor Freedom 2005	2008+	--	--
	2007+	--	--
	2006+	$ 4	$ 1,981
Advisor Freedom 2010	2008+	--	--
	2007+	--	--
	2006+	$ 81	$ 19,560
Advisor Freedom 2015	2008+	--	--
	2007+	--	--
	2006+	$ 13	$ 13,329
Advisor Freedom 2020	2008+	--	--
	2007+	--	--
	2006+	$ 267	$ 34,940
Advisor Freedom 2025	2008+	--	--
	2007+	--	--
	2006+	$ 4	$ 10,421
Advisor Freedom 2030	2008+	--	--
	2007+	--	--
	2006+	$ 190	$ 19,176
Advisor Freedom 2035	2008+	--	--
	2007+	--	--
	2006+	$ 17	$ 3,848
Advisor Freedom 2040	2008+	--	--
	2007+	--	--
	2006+	$ 154	$ 13,998

  + As of May 1, 2005, the funds no longer pay management fees.

  FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

  Expense reimbursements by FMR will increase a class's returns and yield and repayment of the reimbursement by a class will lower its returns and yield.

  Chris Sharpe and Jonathan Shelon are co-managers of each Advisor Freedom Fund and receive compensation for their services. As of March 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

  Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Advisor Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Advisor Freedom Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

  A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

  The following table provides information relating to other accounts managed by Mr. Sharpe as of March 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	55	90	62
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 88,171	$ 3,284	$ 11,272
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

  * Includes Advisor Freedom Income ($162 (in millions) assets managed), Advisor Freedom 2005 ($144 (in millions) assets managed), Advisor Freedom 2010 ($726 (in millions) assets managed), Advisor Freedom 2015 ($899 (in millions) assets managed), Advisor Freedom 2020 ($1,542 (in millions) assets managed), Advisor Freedom 2025 ($869 (in millions) assets managed), Advisor Freedom 2030 ($1,113 (in millions) assets managed), Advisor Freedom 2035 ($522 (in millions) assets managed), Advisor Freedom 2040 ($819 (in millions) assets managed), Advisor Freedom 2045 ($85 (in millions) assets managed), and Advisor Freedom 2050 ($86 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

  The following table provides information relating to other accounts managed by Mr. Shelon as of March 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	54	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,362	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

  * Includes Advisor Freedom Income ($162 (in millions) assets managed), Advisor Freedom 2005 ($144 (in millions) assets managed), Advisor Freedom 2010 ($726 (in millions) assets managed), Advisor Freedom 2015 ($899 (in millions) assets managed), Advisor Freedom 2020 ($1,542 (in millions) assets managed), Advisor Freedom 2025 ($869 (in millions) assets managed), Advisor Freedom 2030 ($1,113 (in millions) assets managed), Advisor Freedom 2035 ($522 (in millions) assets managed), Advisor Freedom 2040 ($819 (in millions) assets managed), Advisor Freedom 2045 ($85 (in millions) assets managed), and Advisor Freedom 2050 ($86 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

  The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of March 31, 2008:

DOLLAR RANGE OF FUND SHARES OWNED AS OF MARCH 31, 2008
	Advisor Freedom Income	Advisor Freedom 2000	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
Chris Sharpe	none	none	none	none	none	none	none	none	none	none	none	none
Jonathan Shelon	none	none	none	none	none	none	none	none	none	none	none	none

  PROXY VOTING GUIDELINES

  The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

  I. General Principles

   A. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

   B. FMR Investment Compliance votes proxies. In the event an Investment Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

   C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

   D. Non-routine proposals will generally be voted in accordance with the guidelines.

   E. Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Compliance. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

   F. FMR will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

   G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of these guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

   H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

   I. Where a management-sponsored proposal is inconsistent with the guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

  II. Definitions (as used in this document)

   A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; golden parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

   B. Golden parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination.

   C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

   D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

   E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

   F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

   G. Large Capitalization Company - a company included in the Russell 1000® stock index.

   H. Small Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

   I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

  III. Directors

   A. Incumbent Directors

   FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

   FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

   1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

   With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

   a. The Poison Pill includes a Sunset Provision of less than 5 years;

   b. The Poison Pill includes a Permitted Bid Feature;

   c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

   d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

   FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

   2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

   3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options.

   4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

   5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

   6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

   7. The Board is not comprised of a majority of independent directors.

   B. Indemnification

   FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

   C. Independent Chairperson

   FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

   D. Majority Director Elections

   FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

  IV. Compensation

   A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

   FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

   1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

   2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

   3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

   4. Awards to non-employee directors are subject to management discretion.

   5. In the case of stock awards, the restriction period is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

   FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

   1. The shares are granted by a compensation committee composed entirely of independent directors; and

   2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

   B. Equity Exchanges and Repricing

   FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

   1. Whether the proposal excludes senior management and directors;

   2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

   3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

   4. The company's relative performance compared to other companies within the relevant industry or industries;

   5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

   6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

   C. Employee Stock Purchase Plans

   FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

   D. Employee Stock Ownership Plans (ESOPs)

   FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

   E. Executive Compensation

   FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

   F. Bonus Plans and Tax Deductibility Proposals

  FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

  V. Anti-Takeover Provisions

   FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

   A. The Poison Pill includes the following features:

   1. A sunset provision of no greater than 5 years;

   2. Linked to a business strategy that is expected to result in greater value for the shareholders;

   3. Requires shareholder approval to be reinstated upon expiration or if amended;

   4. Contains a Permitted Bid Feature; and

   5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

   B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

   C. It is a fair price amendment that considers a two-year price history or less.

   FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

  VI. Capital Structure/Incorporation

   A. Increases in Common Stock

   FMR will generally vote against a provision to increase a Company's common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

   B. New Classes of Shares

   FMR will generally vote against the introduction of new classes of stock with differential voting rights.

   C. Cumulative Voting Rights

   FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

   D. Acquisition or Business Combination Statutes

   FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

   E. Incorporation or Reincorporation in Another State or Country

   FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

  VII. Shares of Investment Companies

   A. When a Fidelity Fund invests in an underlying Fidelity fund with public shareholders, an Exchange Traded Fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other shareholders of such underlying fund or class ("echo voting").

   B. Certain Fidelity Funds may invest in shares of underlying Fidelity funds which are held exclusively by Fidelity funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

  VIII. Other

   A. Voting Process

   FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

   B. Regulated Industries

   Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

  To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

  DISTRIBUTION SERVICES

  Each Advisor Freedom Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

  Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Advisor Freedom Income - Class A	2008	$ 44,234	$ 12,997	$ 1,581	$ 1,581
	2007	$ 68,072	$ 21,150	$ 190	$ 190
	2006	$ 55,431	$ 19,148	$ 0	$ 0
Advisor Freedom Income - Class T	2008	$ 21,388	$ 4,894	$ 440	$ 440
	2007	$ 22,223	$ 5,476	$ 843	$ 843
	2006	$ 26,380	$ 6,026	$ 0	$ 0
Advisor Freedom Income - Class B	2008	--	--	$ 17,342	$ 17,342
	2007	--	--	$ 12,417	$ 12,417
	2006	--	--	$ 15,880	$ 15,880
Advisor Freedom Income - Class C	2008	--	--	$ 3,206	$ 3,206
	2007	--	--	$ 3,174	$ 3,174
	2006	--	--	$ 2,141	$ 2,141
Advisor Freedom 2005 - Class A	2008	$ 39,799	$ 17,392	$ 978	$ 978
	2007	$ 50,257	$ 15,465	$ 0	$ 0
	2006	$ 80,622	$ 25,187	$ 0	$ 0
Advisor Freedom 2005 - Class T	2008	$ 11,680	$ 4,451	$ 3	$ 3
	2007	$ 13,147	$ 4,148	$ 0	$ 0
	2006	$ 21,757	$ 6,041	$ 0	$ 0
Advisor Freedom 2005 - Class B	2008	--	--	$ 15,914	$ 15,914
	2007	--	--	$ 12,098	$ 12,098
	2006	--	--	$ 5,814	$ 5,814
Advisor Freedom 2005 - Class C	2008	--	--	$ 1,905	$ 1,905
	2007	--	--	$ 2,198	$ 2,198
	2006	--	--	$ 1,760	$ 1,760
Advisor Freedom 2010 - Class A	2008	$ 196,696	$ 67,084	$ 875	$ 875
	2007	$ 243,035	$ 78,864	$ 396	$ 396
	2006	$ 330,103	$ 110,780	$ 0	$ 0
Advisor Freedom 2010 - Class T	2008	$ 95,641	$ 20,754	$ 263	$ 263
	2007	$ 86,944	$ 17,471	$ 353	$ 353
	2006	$ 121,639	$ 28,156	$ 8	$ 8
Advisor Freedom 2010 - Class B	2008	--	--	$ 79,221	$ 79,221
	2007	--	--	$ 91,403	$ 91,403
	2006	--	--	$ 88,191	$ 88,191
Advisor Freedom 2010 - Class C	2008	--	--	$ 7,005	$ 7,005
	2007	--	--	$ 6,462	$ 6,462
	2006	--	--	$ 6,243	$ 6,243
Advisor Freedom 2015 - Class A	2008	$ 371,589	$ 117,674	$ 1,197	$ 1,197
	2007	$ 459,338	$ 144,672	$ 39	$ 39
	2006	$ 492,530	$ 169,873	$ 0	$ 0
Advisor Freedom 2015 - Class T	2008	$ 130,582	$ 29,657	$ 69	$ 69
	2007	$ 125,898	$ 31,585	$ 2,239	$ 2,239
	2006	$ 126,053	$ 33,228	$ 349	$ 349
Advisor Freedom 2015 - Class B	2008	--	--	$ 117,173	$ 117,173
	2007	--	--	$ 65,569	$ 65,569
	2006	--	--	$ 43,281	$ 43,281
Advisor Freedom 2015 - Class C	2008	--	--	$ 11,184	$ 11,184
	2007	--	--	$ 8,481	$ 8,481
	2006	--	--	$ 7,170	$ 7,170
Advisor Freedom 2020 - Class A	2008	$ 636,785	$ 196,764	$ 2,078	$ 2,078
	2007	$ 700,992	$ 224,490	$ 289	$ 289
	2006	$ 753,960	$ 238,254	$ 0	$ 0
Advisor Freedom 2020 - Class T	2008	$ 211,567	$ 50,669	$ 1,484	$ 1,484
	2007	$ 192,912	$ 50,047	$ 412	$ 412
	2006	$ 195,805	$ 46,724	$ 110	$ 110
Advisor Freedom 2020 - Class B	2008	--	--	$ 223,930	$ 223,930
	2007	--	--	$ 188,859	$ 188,859
	2006	--	--	$ 139,225	$ 139,225
Advisor Freedom 2020 - Class C	2008	--	--	$ 13,233	$ 13,223
	2007	--	--	$ 13,684	$ 13,684
	2006	--	--	$ 9,106	$ 9,106
Advisor Freedom 2025 - Class A	2008	$ 470,072	$ 139,057	$ 1,875	$ 1,875
	2007	$ 494,207	$ 142,746	$ 192	$ 192
	2006	$ 499,575	$ 145,000	$ 0	$ 0
Advisor Freedom 2025 - Class T	2008	$ 155,644	$ 34,422	$ 333	$ 333
	2007	$ 157,620	$ 33,914	$ 319	$ 319
	2006	$ 110,437	$ 22,554	$ 85	$ 85
Advisor Freedom 2025 - Class B	2008	--	--	$ 142,069	$ 142,069
	2007	--	--	$ 92,939	$ 92,939
	2006	--	--	$ 53,085	$ 53,085
Advisor Freedom 2025 - Class C	2008	--	--	$ 4,986	$ 4,986
	2007	--	--	$ 4,494	$ 4,494
	2006	--	--	$ 4,097	$ 4,097
Advisor Freedom 2030 - Class A	2008	$ 559,282	$ 163,281	$ 2,945	$ 2,945
	2007	$ 533,550	$ 152,250	$ 504	$ 504
	2006	$ 461,185	$ 139,670	$ 0	$ 0
Advisor Freedom 2030 - Class T	2008	$ 192,563	$ 39,630	$ 589	$ 589
	2007	$ 170,590	$ 36,319	$ 628	$ 628
	2006	$ 141,685	$ 29,697	$ 298	$ 298
Advisor Freedom 2030 - Class B	2008	--	--	$ 163,229	$ 163,229
	2007	--	--	$ 126,015	$ 126,015
	2006	--	--	$ 90,562	$ 90,562
Advisor Freedom 2030 - Class C	2008	--	--	$ 10,331	$ 10,331
	2007	--	--	$ 7,261	$ 7,261
	2006	--	--	$ 5,622	$ 5,622
Advisor Freedom 2035 - Class A	2008	$ 384,033	$ 99,300	$ 2,303	$ 2,303
	2007	$ 359,664	$ 94,645	$ 785	$ 785
	2006	$ 299,150	$ 77,413	$ 0	$ 0
Advisor Freedom 2035 - Class T	2008	$ 110,370	$ 20,721	$ 413	$ 413
	2007	$ 95,637	$ 18,913	$ 30	$ 30
	2006	$ 70,788	$ 12,495	$ 0	$ 0
Advisor Freedom 2035 - Class B	2008	--	--	$ 94,736	$ 94,736
	2007	--	--	$ 54,848	$ 54,848
	2006	--	--	$ 28,435	$ 28,435
Advisor Freedom 2035 - Class C	2008	--	--	$ 5,203	$ 5,203
	2007	--	--	$ 3,809	$ 3,809
	2006	--	--	$ 2,020	$ 2,020
Advisor Freedom 2040 - Class A	2008	$ 589,206	$ 158,181	$ 3,757	$ 3,757
	2007	$ 616,342	$ 166,511	$ 1,188	$ 1,188
	2006	$ 525,582	$ 128,065	$ 0	$ 0
Advisor Freedom 2040 - Class T	2008	$ 182,894	$ 37,368	$ 593	$ 593
	2007	$ 157,218	$ 32,110	$ 210	$ 210
	2006	$ 119,943	$ 20,762	$ 24	$ 24
Advisor Freedom 2040 - Class B	2008	--	--	$ 176,098	$ 176,098
	2007	--	--	$ 130,102	$ 130,102
	2006	--	--	$ 65,798	$ 65,798
Advisor Freedom 2040 - Class C	2008	--	--	$ 8,478	$ 8,478
	2007	--	--	$ 9,619	$ 9,619
	2006	--	--	$ 6,512	$ 6,512
Advisor Freedom 2045 - Class A*	2008	$ 83,071	$ 19,656	$ 3,355	$ 3,355
	2007	$ 24,936	$ 5,719	$ 0	$ 0
	2006	--	--	--	--
Advisor Freedom 2045 - Class T*	2008	$ 16,320	$ 3,420	$ 1	$ 1
	2007	$ 4,087	$ 1,126	$ 0	$ 0
	2006	--	--	--	--
Advisor Freedom 2045 - Class B*	2008	--	--	$ 8,073	$ 8,073
	2007	--	--	$ 236	$ 236
	2006	--	--	--	--
Advisor Freedom 2045 - Class C*	2008	--	--	$ 911	$ 911
	2007	--	--	$ 68	$ 68
	2006	--	--	--	--
Advisor Freedom 2050 - Class A*	2008	$ 167,012	$ 44,867	$ 46	$ 46
	2007	$ 53,822	$ 12,723	$ 0	$ 0
	2006	--	--	--	--
Advisor Freedom 2050 - Class T*	2008	$ 40,529	$ 7,413	$ 2	$ 2
	2007	$ 13,127	$ 2,786	$ 5	$ 5
	2006	--	--	--	--
Advisor Freedom 2050 - Class B*	2008	--	--	$ 5,896	$ 5,896
	2007	--	--	$ 561	$ 561
	2006	--	--	--	--
Advisor Freedom 2050 - Class C*	2008	--	--	$ 1,638	$ 1,638
	2007	--	--	$ 8	$ 8
	2006	--	--	--	--

  * Fund commenced operations on June 1, 2006.

  The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each Advisor Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, Institutional Class, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

  The Rule 12b-1 Plan adopted for Class A, Class T, Class B, and Class C of each Advisor Freedom Fund is described in the prospectus for that class.

  CLASS A DISTRIBUTION AND SERVICE FEES

  The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended March 31, 2008.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Freedom Income	--	--	--	$ 169,772	$ 98,599	$ 71,173
Advisor Freedom 2005	--	--	--	$ 172,719	$ 73,929	$ 98,790
Advisor Freedom 2010	--	--	--	$ 791,588	$ 530,416	$ 261,172
Advisor Freedom 2015	--	--	--	$ 1,006,992	$ 644,967	$ 362,025
Advisor Freedom 2020	--	--	--	$ 1,680,014	$ 1,165,445	$ 514,569
Advisor Freedom 2025	--	--	--	$ 1,084,557	$ 645,410	$ 439,147
Advisor Freedom 2030	--	--	--	$ 1,234,217	$ 776,138	$ 458,079
Advisor Freedom 2035	--	--	--	$ 600,586	$ 323,956	$ 276,630
Advisor Freedom 2040	--	--	--	$ 891,735	$ 623,916	$ 267,819
Advisor Freedom 2045	--	--	--	$ 82,839	$ 20,758	$ 62,081
Advisor Freedom 2050	--	--	--	$ 81,012	$ 37,785	$ 43,227

  * Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

  CLASS T DISTRIBUTION AND SERVICE FEES

  The table below shows the distribution and service fees paid for Class T shares of each fund for the fiscal year ended March 31, 2008.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC
Advisor Freedom Income	$ 111,489	$ 111,489	$ 0	$ 111,394	$ 111,394	$ 0
Advisor Freedom 2005	$ 55,678	$ 55,678	$ 0	$ 55,678	$ 55,678	$ 0
Advisor Freedom 2010	$ 534,648	$ 534,648	$ 0	$ 534,556	$ 534,556	$ 0
Advisor Freedom 2015	$ 505,273	$ 505,273	$ 0	$ 505,273	$ 505,273	$ 0
Advisor Freedom 2020	$ 1,180,101	$ 1,180,101	$ 0	$ 1,180,101	$ 1,180,101	$ 0
Advisor Freedom 2025	$ 435,118	$ 435,118	$ 0	$ 435,109	$ 435,109	$ 0
Advisor Freedom 2030	$ 777,621	$ 777,621	$ 0	$ 777,621	$ 777,621	$ 0
Advisor Freedom 2035	$ 241,454	$ 241,454	$ 0	$ 241,248	$ 241,248	$ 0
Advisor Freedom 2040	$ 620,855	$ 620,855	$ 0	$ 620,855	$ 620,855	$ 0
Advisor Freedom 2045	$ 18,491	$ 18,491	$ 0	$ 18,243	$ 18,243	$ 0
Advisor Freedom 2050	$ 23,134	$ 23,134	$ 0	$ 22,811	$ 22,811	$ 0

  CLASS B DISTRIBUTION AND SERVICE FEES

  The table below shows the distribution and service fees paid for Class B shares of each fund for the fiscal year ended March 31, 2008.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC**	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Freedom Income	$ 38,243	--	$ 38,243	$ 12,725	$ 12,725	$ 0
Advisor Freedom 2005	$ 29,565	--	$ 29,565	$ 9,823	$ 9,823	$ 0
Advisor Freedom 2010	$ 265,621	--	$ 265,621	$ 88,540	$ 88,540	$ 0
Advisor Freedom 2015	$ 330,081	--	$ 330,081	$ 110,027	$ 109,985	$ 42
Advisor Freedom 2020	$ 691,421	--	$ 691,421	$ 230,474	$ 230,474	$ 0
Advisor Freedom 2025	$ 318,651	--	$ 318,651	$ 106,217	$ 106,217	$ 0
Advisor Freedom 2030	$ 472,333	--	$ 472,333	$ 157,444	$ 157,444	$ 0
Advisor Freedom 2035	$ 205,225	--	$ 205,225	$ 68,385	$ 68,385	$ 0
Advisor Freedom 2040	$ 391,415	--	$ 391,415	$ 130,472	$ 130,472	$ 0
Advisor Freedom 2045	$ 13,301	--	$ 13,301	$ 4,356	$ 4,259	$ 97
Advisor Freedom 2050	$ 17,671	--	$ 17,671	$ 5,772	$ 5,770	$ 2

  * Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

  ** These amounts are retained by FDC for use in its capacity as distributor.

  CLASS C DISTRIBUTION AND SERVICE FEES

  The table below shows the distribution and service fees paid for Class C shares of each fund for the fiscal year ended March 31, 2008.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Freedom Income	$ 108,828	$ 87,811	$ 21,017	$ 36,261	$ 29,255	$ 7,006
Advisor Freedom 2005	$ 76,813	$ 61,053	$ 15,760	$ 25,476	$ 20,223	$ 5,253
Advisor Freedom 2010	$ 412,315	$ 327,871	$ 84,444	$ 136,992	$ 108,843	$ 28,149
Advisor Freedom 2015	$ 477,325	$ 364,628	$ 112,697	$ 158,987	$ 121,421	$ 37,566
Advisor Freedom 2020	$ 707,048	$ 553,499	$ 153,549	$ 235,652	$ 184,469	$ 51,183
Advisor Freedom 2025	$ 288,886	$ 215,978	$ 72,908	$ 96,050	$ 71,747	$ 24,303
Advisor Freedom 2030	$ 453,291	$ 362,811	$ 90,480	$ 151,097	$ 120,937	$ 30,160
Advisor Freedom 2035	$ 169,228	$ 125,510	$ 43,718	$ 56,408	$ 41,835	$ 14,573
Advisor Freedom 2040	$ 432,671	$ 347,584	$ 85,087	$ 144,224	$ 115,861	$ 28,363
Advisor Freedom 2045	$ 12,954	$ 4,152	$ 8,802	$ 4,244	$ 1,310	$ 2,934
Advisor Freedom 2050	$ 26,579	$ 9,571	$ 17,008	$ 8,650	$ 2,981	$ 5,669

  * Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

  Each Institutional Class Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares of each Advisor Freedom Fund.

  Each Class A, Class T, Class B, and Class C Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares of each Advisor Freedom Fund.

  Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each Advisor Freedom Fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of each Advisor Freedom Fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

  Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC, Strategic Advisers, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

  In addition to the distribution and/or service fees paid by FDC to intermediaries, including affiliates of FDC, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

  A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

  If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

  TRANSFER AND SERVICE AGENT AGREEMENTS

  Each class of each Advisor Freedom Fund has entered into a transfer agent agreement with FIIOC, an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each Advisor Freedom Fund.

  For providing transfer agency services, FIIOC receives no fees from each Advisor Freedom Fund; however, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Advisor Freedom Fund invested in such underlying Fidelity fund.

  FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

  In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QTP's assets that is invested in a fund.

  FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

  Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

  FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

  Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

  FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

  Each Advisor Freedom Fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Advisor Freedom Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each Advisor Freedom Fund, maintains each Advisor Freedom Fund's portfolio and general accounting records, and administers each Advisor Freedom Fund's securities lending program.

  For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Advisor Freedom Fund's average daily net assets throughout the month.

  For administering each Advisor Freedom Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

  FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

  DESCRIPTION OF THE TRUST

  Trust Organization. Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®, Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®, Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®, and Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®, and Fidelity Advisor Freedom 2050 Fund® are funds of Fidelity Aberdeen Street Trust, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are 23 funds offered in Fidelity Aberdeen Street Trust: Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®, Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®, Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®, Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®, Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®, Fidelity Freedom 2045 Fund®, and Fidelity Freedom 2050 Fund®. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

  The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

  Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

  The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

  Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

  The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

  On matters submitted for consideration by shareholders of any underlying fund, an Advisor Freedom Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

  The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of the trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. However, the Trustees may, without prior shareholder approval, authorize a transfer of all assets of an Advisor Freedom Fund with a target retirement date into Advisor Freedom Income Fund, or any successor thereto, or reorganize or terminate the trust or a fund or a class. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

  Custodians. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

  FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

  Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit related services.

  FINANCIAL STATEMENTS

  Each fund's financial statements and financial highlights for the fiscal year ended March 31, 2008, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

  FUND HOLDINGS INFORMATION

  Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

  Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end.

  This information will be available on the web site until updated for the next applicable period.

  Each fund may also from time to time provide specific fund level performance attribution information and statistics to the Board or third parties, such as fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

  The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

  Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

  At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); and Anacomp Inc. (full or partial holdings daily, on the next business day).

  FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

  There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

  APPENDIX

  Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Investments & (Pyramid) Design, Fidelity, Strategic Advisers, Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund are registered trademarks of FMR LLC.

  Geode is a registered trademark of Geode Capital Management, LLC.

  The third party marks appearing above are the marks of their respective owners.

  Fidelity Aberdeen Street Trust

  Post-Effective Amendment No. 42

  PART C. OTHER INFORMATION

  Item 23. Exhibits

  (a) Amended and Restated Trust Instrument, dated September 18, 2003, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 34.

  (b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 17.

  (c) Not applicable.

  (d) (1) Management Contract, dated July 20, 2000, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 26.

  (2) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 18.

  (3) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 18.

  (4) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 18.

  (5) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 18.

  (6) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 18.

  (7) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 31.

  (8) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 31.

  (9) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 31.

  (10) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 31.

  (11) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 31.

  (12) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 34.

  (13) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 34.

  (14) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 34.

  (15) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34.

  (16) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

  (17) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 34.

  (18) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 34.

  (19) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 34.

  (20) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 40.

  (21) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No 40.

  (22) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

  (23) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

  (24) Administration Agreement, dated July 20, 2000, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 26.

  (25) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 18.

  (26) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 18.

  (27) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 18.

  (28) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 18.

  (29) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 18.

  (30) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 31.

  (31) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 31.

  (32) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 31.

  (33) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 31.

  (34) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 31.

  (35) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 34.

  (36) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 34.

  (37) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 34.

  (38) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 34.

  (39) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 34.

  (40) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 34.

  (41) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 34.

  (42) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 34.

  (43) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 40.

  (44) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 40.

  (45) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 40.

  (46) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40.

  (47) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 38.

  (48) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 38.

  (49) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 38.

  (50) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 38.

  (51) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 38.

  (52) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 38.

  (53) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 38.

  (54) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 38.

  (55) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 38.

  (56) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 38.

  (57) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 38.

  (58) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 38.

  (59) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 38.

  (60) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 38.

  (61) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 38.

  (62) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 38.

  (63) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 38.

  (64) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 38.

  (65) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 38.

  (66) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 38.

  (67) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 38.

  (68) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 38.

  (69) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 38.

  (70) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 38.

  (71) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 38.

  (72) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 38.

  (73) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 38.

  (74) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 38.

  (75) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 38.

  (76) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 38.

  (77) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 38.

  (78) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 38.

  (79) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 38.

  (80) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 38.

  (81) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 38.

  (82) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 38.

  (83) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 38.

  (84) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 38.

  (e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 41.

  (2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 41.

  (3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 41.

  (4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 41.

  (5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 41.

  (6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 41.

  (7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 41.

  (8) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 41.

  (9) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 41.

  (10) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 41.

  (11) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 41.

  (12) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 41.

  (13) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 41.

  (14) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 41.

  (15) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 41.

  (16) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 41.

  (17) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 41.

  (18) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 41.

  (19) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 41.

  (20) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 41.

  (21) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 41.

  (22) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 41.

  (23) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 41.

  (24) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 40.

  (25) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 40.

  (26) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 40.

  (f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6. .

  (g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

  (2) Appendix A, dated March 25, 2008, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is filed herein as Exhibit (g)(2).

  (3) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is filed herein as (g)(3).

  (4) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

  (5) Appendix A, dated March 25, 2008, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is filed herein as Exhibit (g)(5).

  (6) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is filed herein as Exhibit (g)(6).

  (7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Fidelity Aberdeen Street Trust on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (11) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

  (13) Schedule A-1, Part I and Part IV dated December 14, 2007, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Court Street Trust's (File No. 002-58774) Post-Effective Amendment No. 87.

  (h) Not applicable.

  (i) Legal Opinion of Dechert LLP for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, and Fidelity Freedom Income Fund, dated May 27, 2008, is filed herein as Exhibit (i).

  (j) (1) Consent of PricewaterhouseCoopers LLP, dated May 27, 2008, is filed herein as Exhibit (j)(1).

  (2) Consent of Deloitte & Touche LLP, dated May 27, 2008, is filed herein as Exhibit (j)(2).

  (k) Not applicable.

  (l) Not applicable.

  (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 26.

  (2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 22.

  (3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

  (4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 22.

  (5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 22.

  (6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 22.

  (7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class A is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36.

  (8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class T is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 36.

  (9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class B is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 31.

  (10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class C is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 31.

  (11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 31.

  (12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class A is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 36.

  (13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class T is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 36.

  (14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class B is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 31.

  (15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class C is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 31.

  (16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 31.

  (17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class A is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 36.

  (18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class T is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 36.

  (19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class B is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 31.

  (20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 31.

  (21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 31.

  (22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class A is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 36.

  (23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class T is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 36.

  (24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class B is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 31.

  (25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class C is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 31.

  (26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 31.

  (27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class A is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 36.

  (28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class T is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 36.

  (29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class B is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 31.

  (30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class C is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 31.

  (31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 31.

  (32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 36.

  (33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class T is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 36.

  (34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class B is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 34.

  (35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class C is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 34.

  (36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Institutional Class incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 34.

  (37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 36.

  (38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class T is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 36.

  (39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class B is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 34.

  (40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 34.

  (41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 34.

  (42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class A is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 36.

  (43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class T is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 36.

  (44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class B is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 34.

  (45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class C is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 34.

  (46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 34.

  (47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class A is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 36.

  (48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class T is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 36.

  (49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class B is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 34.

  (50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class C is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 34.

  (51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 34.

  (52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 34.

  (53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 34.

  (54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 34.

  (55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 34.

  (56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 40.

  (57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 40.

  (58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class A is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 40.

  (59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class T is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 40.

  (60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class B is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 40.

  (61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class C is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 41.

  (62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 40.

  (63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class A is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 40.

  (64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class T is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 40.

  (65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class B is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 40.

  (66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 41.

  (67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 40.

  (n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated April 17, 2008, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 104.

  (2) Schedule 1, dated April 17, 2008, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated April 17, 2008, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 104.

  (p) Code of Ethics, dated February 2008, adopted by each fund and Fidelity Management & Research Company, Strategic Advisers, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Summer Street Trust's (File No. 811-02737) Post-Effective Amendment No. 70.

  Item 24. Trusts Controlled by or under Common Control with this Trust

  The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

  Item 25. Indemnification

  Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

  Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

  Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

  (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

  (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

  Item 26. Business and Other Connections of Investment Advisers

  (1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

  FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

  Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

John J. Remondi	Director of FMR and FMRC (2007); Director (2006), Chief Administrative Officer and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer of FMR LLC (2007).

Dwight D. Churchill	Executive Vice President of FMR, FMRC (2005) and FIMM (2008); Previously served as Senior Vice President of FIMM (2006).

Walter C. Donovan	President of FMR and FMRC (2008); Executive Vice President of FIMM (2008); Chief Compliance Officer of GEODE (2007); Previously served as Executive Vice President of FMR and FMRC (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM (2008); Previously served as Senior Vice President of FIMM (2006).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Eric D. Roiter	Senior Vice President, General Counsel, and Secretary of FMR and FMRC; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President of FMR and FMRC (2008).

Nicholas E. Steck

  Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2006), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy

  Assistant Secretary of FMR, FMRC, and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR LLC (2006); Previously served as Assistant Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K.; Previously served as Vice President of FMR and FMRC (2008).

  (2) STRATEGIC ADVISERS, INC.

  Strategic Advisers, Inc. serves as investment adviser to the funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

David L. Murphy	President and Director of Strategic Advisers, Inc. (2008).

Steven P. Akin	Director of Strategic Advisers, Inc. (2006); President and Director of FDC (2006).

Mary Brady	Assistant Secretary of FRAC, FIMM, FMR LLC, and Strategic Advisers (2008).

Wilfred Chilangwa	Vice President of Strategic Advisers, Inc. (2008).

James Cracraft	Senior Vice President of Strategic Advisers, Inc. (2008).

William Ebsworth	Director and Chief Investment Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008).

Howard Galligan

  Director and Chief Operating Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008) and Vice President of Strategic Advisers, Inc. (2006).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Scott B. Kuldell	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Robert B. MacDonald	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Jeffrey Mitchell	Senior Vice President of Strategic Advisers, Inc. (2008).

Charles L. Nickerson	Senior Vice President of Strategic Advisers, Inc. (2008).

Gregory Pappas	Vice President of Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Roger T. Servison	Director of Strategic Advisers, Inc.

Alan Scheuer	Treasurer of Strategic Advisers, Inc. (2006); Chief Financial Officer (2007), Executive Vice President (2007), and Treasurer (2006) of FMR LLC.

Robert Slotpole	Senior Vice President of Strategic Advisers, Inc. (2008).

Nicholas E. Steck

  Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, and FIMM (2006), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Susan Sturdy

  Assistant Secretary of FMR, FMRC, and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR LLC (2006); Previously served as Assistant Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR LLC (2006).

Robert Vick	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Erica Von Ahnen	Senior Vice President of Strategic Advisers, Inc. (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

Jonathan F. Weed	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

  Principal business addresses of the investment adviser, sub-advisers and affiliates.

  Fidelity Management & Research Company (FMR)
  245 Summer Street
  Boston, MA 02210

  FMR Co., Inc. (FMRC)
  245 Summer Street
  Boston, MA 02210

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
  245 Summer Street
  Boston, MA 02210

  Fidelity Research & Analysis Company (FRAC)
  245 Summer Street
  Boston, MA 02210

  Fidelity Investments Money Management, Inc. (FIMM)
  One Spartan Way
  Merrimack, NH 03054

  Fidelity International Investment Advisors (FIIA)
  Pembroke Hall
  42 Crow Lane
  Pembroke, Bermuda HM 19

  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
  25 Cannon Street
  London, England EC4M5TA

  Fidelity Investments Japan Limited (FIJ)
  Shiroyama Trust Tower
  4-3-1, Toranomon, Minato-ku,
  Tokyo, Japan 105-6019

  Strategic Advisers, Inc.
  245 Summer Street
  Boston, MA 02210

  FMR LLC
  82 Devonshire Street
  Boston, MA 02109

  Fidelity Distributors Corporation (FDC)
  82 Devonshire Street
  Boston, MA 02109

  Item 27. Principal Underwriters

  (a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Steven Akin	Director and President (2006)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Craig Huntley	Executive Vice President (2006)	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President (2003)	None
John McGinty	Senior Vice President, Secretary and Chief Legal Officer	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

  * 82 Devonshire Street, Boston, MA

  (c) Not applicable.

  Item 28. Location of Accounts and Records

  All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY; Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund in connection with repurchase agreement transactions.

  Item 29. Management Services

  Not applicable.

  Item 30. Undertakings

  Not applicable.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of May 2008.

Fidelity Aberdeen Street Trust
	By	/s/Kimberley Monasterio
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kimberley Monasterio, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kimberley Monasterio		President and Treasurer	May 28, 2008
Kimberley Monasterio		(Principal Executive Officer)

/s/Joseph B. Hollis		Chief Financial Officer	May 28, 2008
Joseph B. Hollis		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	May 28, 2008
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	May 28, 2008
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	May 28, 2008
Dennis J. Dirks

/s/Albert R. Gamper	*	Trustee	May 28, 2008
Albert R. Gamper

/s/George H. Heilmeier	*	Trustee	May 28, 2008
George H. Heilmeier

/s/James H. Keyes	*	Trustee	May 28, 2008
James H. Keyes

/s/Marie L. Knowles	*	Trustee	May 28, 2008
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	May 28, 2008
Ned C. Lautenbach

/s/Cornelia M. Small	*	Trustee	May 28, 2008
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	May 28, 2008
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	May 28, 2008
Kenneth L. Wolfe

  * Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

  * By: /s/Joseph R. Fleming
  Joseph R. Fleming, pursuant to a power of attorney dated May 17, 2007 and filed herewith.

  POWER OF ATTORNEY

  I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

  Fidelity Aberdeen Street Trust

  Fidelity Advisor Series I

  Fidelity Advisor Series II

  Fidelity Advisor Series IV

  Fidelity Advisor Series VII

  Fidelity Advisor Series VIII

  Fidelity Beacon Street Trust

  Fidelity Boylston Street Trust

  Fidelity California Municipal Trust

  Fidelity California Municipal Trust II

  Fidelity Capital Trust

  Fidelity Central Investment Portfolios LLC

  Fidelity Charles Street Trust

  Fidelity Colchester Street Trust

  Fidelity Commonwealth Trust

  Fidelity Concord Street Trust

  Fidelity Congress Street Fund

  Fidelity Contrafund

  Fidelity Court Street Trust

  Fidelity Court Street Trust II

  Fidelity Covington Trust

  Fidelity Destiny Portfolios

  Fidelity Devonshire Trust

  Fidelity Exchange Fund

  Fidelity Financial Trust

  Fidelity Fixed-Income Trust

  Fidelity Garrison Street Trust

  Fidelity Hanover Street Trust

  Fidelity Hastings Street Trust

  Fidelity Hereford Street Trust

  Fidelity Income Fund

  Fidelity Investment Trust

  Fidelity Magellan Fund

  Fidelity Massachusetts Municipal Trust

  Fidelity Money Market Trust

  Fidelity Mt. Vernon Street Trust

  Fidelity Municipal Trust

  Fidelity Municipal Trust II

  Fidelity New York Municipal Trust

  Fidelity New York Municipal Trust II

  Fidelity Newbury Street Trust

  Fidelity Oxford Street Trust

  Fidelity Phillips Street Trust

  Fidelity Puritan Trust

  Fidelity Revere Street Trust

  Fidelity School Street Trust

  Fidelity Securities Fund

  Fidelity Select Portfolios

  Fidelity Summer Street Trust

  Fidelity Trend Fund

  Fidelity Union Street Trust

  Fidelity Union Street Trust II

  Variable Insurance Products Fund

  Variable Insurance Products Fund II

  Variable Insurance Products Fund III

  Variable Insurance Products Fund IV

  Variable Insurance Products Fund V

  in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

  WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

  POWER OF ATTORNEY

  We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

  Fidelity Aberdeen Street Trust

  Fidelity Advisor Series I

  Fidelity Advisor Series II

  Fidelity Advisor Series IV

  Fidelity Advisor Series VII

  Fidelity Advisor Series VIII

  Fidelity Beacon Street Trust

  Fidelity Boylston Street Trust

  Fidelity California Municipal Trust

  Fidelity California Municipal Trust II

  Fidelity Capital Trust

  Fidelity Central Investment Portfolios LLC

  Fidelity Charles Street Trust

  Fidelity Colchester Street Trust

  Fidelity Commonwealth Trust

  Fidelity Concord Street Trust

  Fidelity Congress Street Fund

  Fidelity Contrafund

  Fidelity Court Street Trust

  Fidelity Court Street Trust II

  Fidelity Covington Trust

  Fidelity Destiny Portfolios

  Fidelity Devonshire Trust

  Fidelity Exchange Fund

  Fidelity Financial Trust

  Fidelity Fixed-Income Trust

  Fidelity Garrison Street Trust

  Fidelity Hanover Street Trust

  Fidelity Hastings Street Trust

  Fidelity Hereford Street Trust

  Fidelity Income Fund

  Fidelity Investment Trust

  Fidelity Magellan Fund

  Fidelity Massachusetts Municipal Trust

  Fidelity Money Market Trust

  Fidelity Mt. Vernon Street Trust

  Fidelity Municipal Trust

  Fidelity Municipal Trust II

  Fidelity New York Municipal Trust

  Fidelity New York Municipal Trust II

  Fidelity Newbury Street Trust

  Fidelity Oxford Street Trust

  Fidelity Phillips Street Trust

  Fidelity Puritan Trust

  Fidelity Revere Street Trust

  Fidelity School Street Trust

  Fidelity Securities Fund

  Fidelity Select Portfolios

  Fidelity Summer Street Trust

  Fidelity Trend Fund

  Fidelity Union Street Trust

  Fidelity Union Street Trust II

  Variable Insurance Products Fund

  Variable Insurance Products Fund II

  Variable Insurance Products Fund III

  Variable Insurance Products Fund IV

  Variable Insurance Products Fund V

  plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after May 17, 2007.

  WITNESS our hands on this seventeenth day of May 2007.

/s/James C. Curvey	/s/Marie L. Knowles
James C. Curvey	Marie L. Knowles
/s/Dennis J. Dirks	/s/Ned C. Lautenbach
Dennis J. Dirks	Ned C. Lautenbach
/s/Albert R. Gamper	/s/Cornelia M. Small
Albert R. Gamper	Cornelia M. Small
/s/George H. Heilmeier	/s/William S. Stavropoulos
George H. Heilmeier	William S. Stavropoulos
/s/James H. Keyes	/s/Kenneth L. Wolfe
James H. Keyes	Kenneth L. Wolfe

  POWER OF ATTORNEY

  I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after July 1, 2006.

  WITNESS my hand on this first day of July, 2006.

  /s/Eric D. Roiter
  Eric D. Roiter